      As filed with the Securities and Exchange Commission on June 30, 2003

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08261

                              MEMBERS Mutual Funds
                             5910 Mineral Point Road
                                Madison, WI 53705
                                 (608) 238-5851
             (Registrant's Exact Name, Address and Telephone Number)

                         Margaret Gallardo-Cortez, Esq.
               Assistant Vice President, Associate General Counsel
                                CUNA Mutual Group
                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D. C. 20004-2415

                      ------------------------------------

Date of Fiscal Year End:   October 31, 2002

Date of Reporting Period:  April 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 on June 30, 2003 appears beginning on the following page.

                                SEMIANNUAL REPORT
                                 APRIL 30, 2003

INVEST    WHERE YOU
          BELONG

[MEMBERS LOGO]

MUTUAL FUNDS

                     THE MEMBERS(R) MUTUAL FUNDS DIFFERENCE

Today's financial world suffers no shortage of mutual funds, and they're all vying for your attention. Some fund companies tout their long history or well-known name. Others tantalize with the latest investment trends and the hottest sticks. So where should an investor turn? Who should you trust with your financial future?

We suggest MEMBERS Mutual Funds, a diverse family of mutual funds with an important distinction: It is designed by financial management professionals located at credit unions across the nation, specifically for credit union members. The funds are distributed by CUNA Brokerage Services, Inc., and are managed by MEMBERS Capital Advisors, the registered investment advisor affiliate of CUNA Mutual Group, a family of companies owned by and dedicated to America's credit unions and their members. Currently, MEMBERS Capital Advisors manages nearly $10 billion in investments for credit union members, employees and the credit union system.

Just as credit unions are different from banks, the MEMBERS Mutual Funds family is unlike the typical fund family. We share many of the philosophies you've come to appreciate in the credit union movement: we focus on providing good value, superior service and investor education. We avoid slick hype and silly fads. Our staff of investment management professionals is straightforward and highly experienced in the investment field. Here you'll be treated like a valued member, with a company where you can feel like you truly belong.

                                TABLE OF CONTENTS

                                                                                                           PAGE
                                                                                                           ----
FUND PERFORMANCE REVIEWS
        Bond Fund ....................................................................................       2
        High Income Fund .............................................................................       4
        Balanced Fund ................................................................................       6
        Growth and Income Fund........................................................................       8
        Capital Appreciation Fund.....................................................................      10
        Mid-Cap Fund .................................................................................      12
        Multi-Cap Growth Fund.........................................................................      14
        International Stock Fund .....................................................................      16

PORTFOLIOS OF INVESTMENTS
        Cash Reserves Fund............................................................................      18
        Bond Fund ....................................................................................      19
        High Income Fund .............................................................................      22
        Balanced Fund ................................................................................      29
        Growth and Income Fund  ......................................................................      33
        Capital Appreciation Fund.....................................................................      34
        Mid-Cap Fund .................................................................................      35
        Multi-Cap Growth Fund   ......................................................................      37
        International Stock Fund .....................................................................      39

FINANCIAL STATEMENTS
        Statements of Assets and Liabilities .........................................................      44
        Statements of Operations......................................................................      46
        Statements of Changes in Net Assets  .........................................................      48
        Financial Highlights..........................................................................      52

NOTES TO FINANCIAL STATEMENTS ........................................................................      61

TRUSTEES AND OFFICERS.................................................................................      67

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

2                            FUND PERFORMANCE REVIEW

                                    Bond Fund

INVESTMENT OBJECTIVE

The Bond Fund seeks to generate a high level of current income, consistent with the prudent limitation of risk.

PORTFOLIO MANAGEMENT

The Fund is managed by a team of MEMBERS Capital Advisors' portfolio managers.

PRIMARY INVESTMENT STRATEGIES

To keep current income relatively stable and to limit share price volatility, the Bond Fund emphasizes investment grade securities and maintains an intermediate (typically 3 to 6 years) average portfolio duration. Under normal circumstances, the Fund invests at least 80% of its assets in such securities. The Fund may employ active trading and typically invests in the following instruments:

-    Corporate Debt Securities

-    U.S. Government Debt Securities

-    Foreign Government Debt Securities

-    Other Issuer Debt Securities.

The Fund may also invest in asset-backed and mortgage-backed securities, including securities backed by credit union originated loans, to the extent permitted by law and available in the market.

For a listing of the securities held in the portfolio at April 30, 2003, please turn to page 19.

Economic growth in the six-month period ended April 30, 2003, was restrained as many companies awaited, among other things, the resolution of geopolitical tensions before considering investing in new plant and equipment or hiring new workers. A weakening labor market contributed to modestly slowed consumer spending. High energy prices, caused largely by low U.S. oil inventories and disturbances in Nigeria, Venezuela, and the Middle East, also played a role in damping the economic activity of businesses and consumers. The rise in energy prices led to an up-tick in inflation, though not to troubling levels. The housing market and residential construction remained the bulwark of the U.S. economy, thanks to low interest rates.

On November 6, 2002, the U.S. Federal Reserve cut its benchmark federal funds rate from 1.75% to 1.25% in order to stimulate the sluggish U.S. economy. U.S. Treasury bonds responded positively, with prices rising and yields falling throughout most of the yield curve. Yields fell most at the extremes of the curve, with the 90-Day U.S. Treasury Bill yield falling from 1.44% to 1.11% for the period, and the 30-Year U.S. Treasury Bond yield falling from 4.99% to 4.77%. Price gains were more restrained for intermediate-term U.S. Treasurys, and the 5-Year U.S. Treasury note actually saw its price decline slightly. U.S. corporate bonds performed well during the period, as investors took note of improvements in companies' balance sheets and profits. In general, it was a good six months for investment-grade bonds.

The MEMBERS Bond Fund returned 3.85% during the six-month period ended April 30, 2003 (Class A shares at net asset value), modestly under-performing a representative index of diversified investment-grade bonds, the Lehman Brothers Intermediate Government/Credit Bond Index, which returned 4.41%, and also underperforming a representative index of similar funds, the Lipper Intermediate Investment Grade Bond Fund Index, which returned 5.54%. The difference versus the Lehman Brothers Index is explained by the expenses charged by the Fund, and by the Fund's higher-than-index weighting in mortgage-backed bonds, which under-performed during the period primarily due to the greater than expected wave of home-loan refinancings that followed the Fed's November rate cut. The Fund's under-performance versus the Lipper Index of peer funds also reflects its relative overweight in mortgage-backed bonds, as well as the shorter duration of its corporate bond portfolio versus peers, since longer-duration corporate bonds generally out-performed shorter-duration corporates for the period.

Consensus expectations among economists are for low levels of inflation in the near-term, and the U.S. Federal Reserve has indicated that it will be reluctant to raise short-term interest rates until the U.S. economy is well into a sustainable recovery. Further monetary easing is possible in 2003 if the economy continues to show weakness, or if deflationary pressures appear to be building. This would keep short-term interest rates relatively steady, while intermediate- and long-term rates could remain in a trading range for some time. Considering the low inflation rate, this should be a favorable environment for the real returns of fixed-income investments, although many observers believe that the current rally in bond prices is in its later stages, and note that bonds have out-performed stocks for three consecutive years, an unusual phenomenon.

The Fund continues to hold a diversified portfolio of fixed income securities that is designed with the intention to perform well in varying economic circumstances. Management's focus on high-quality issues should help the Fund to defend if U.S. economic performance disappoints. Management is keeping the duration (sensitivity to changes in interest rates) of the Fund's portfolio relatively short, however, in an effort to moderate declines in the Fund's net asset value if economic growth accelerates and interest rates rise.

MEMBERS Capital Advisors' Fixed-Income
Portfolio Management Team -- Advisor

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

                             FUND PERFORMANCE REVIEW                           3

                                    Bond Fund

       BOND FUND CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(delta)

                       12/29/97
                       Inception 4/30/98 10/31/98  4/30/99 10/31/99  4/30/00 10/31/00  4/30/01 10/31/01  04/30/02 10/31/02 4/30/03
MMF Bond A              9,525    9,654    10,104   10,252   10,266   10,372   10,768   11,338   12,175   12,095   12,688   13,174
MMF Bond B             10,000    9,667    10,086   10,195   10,235   10,372   10,721   11,418   12,225   12,286   12,852   13,184
Lehm int/Gov Credit IX 10,000   10,226    10,820   10,650   10,927   11,042   11,631   12,382   13,289   13,269   14,074   14,703

[PERFORMANCE GRAPH]

(delta) This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the index on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Additionally, the Lehman Brothers Intermediate Government/Credit Bond Index return does not reflect expenses or sales charges. The graphs above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

          BOND FUND DIVERSIFICATION OF INVESTMENTS AMONG MARKET SECTORS

[PIE CHART]

              Corporate Notes and Bonds               29%
              Mortgage Backed                         29%
              U.S. Government and Agency Obligations  24%
              Commercial Mortgage Backed               7%
              Asset Backed                             4%
              Private Label Mortgage Backed            3%

----------------------------------------------------------------------------------------------------------------------------------
                                                         MEMBERS BOND FUND AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------------------------------------------------------------------------------------------
                                           % Return Without Sales Charge                    % Return After Sales Charge***
                                   12 Months    3 Years    5 Years       Since      12 Months   3 Years   5 Years         Since
                                     Ended       Ended      Ended      Inception      Ended      Ended     Ended        Inception
                                    4/30/03     4/30/03    4/30/03    to 4/30/03+    4/30/03    4/30/03   4/30/03      to 4/30/03+
                                    -------     -------    -------    -----------    -------    -------   -------      -----------
Class A Shares*                      8.93%       8.30%       6.42%        6.27%         3.81%      6.54%     5.38%         5.30%
Class B Shares**                     8.12        7.46        5.60         5.46          3.62       6.44      5.28          5.32
Lipper Intermediate Investment
   Grade Bond Fund Index             9.58        9.60        6.91         6.88            --         --        --            --
Lehman Brothers Intermediate
    Government/Credit Bond Index    10.76       10.00        7.53         7.49            --         --        --            --

  *  Maximum Sales Charge is 4.75% for A Shares.
 ** Maximum Contingent Deferred Sales Charge is 4.5% for B Shares. *** Assuming Maximum Applicable Sales Charge.
  +  Fund commenced operations on December 29, 1997.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

4                           FUND PERFORMANCE REVIEW

                                High Income Fund

INVESTMENT OBJECTIVE

The High Income Fund seeks high current income by investing primarily in a diversified portfolio of lower-rated, higher-yielding income bearing securities. The Fund also seeks capital appreciation, but only when consistent with its primary goal.

PORTFOLIO MANAGEMENT

MEMBERS Capital Advisors uses one or more subadvisors under a "manager of managers" approach to make investment decisions for this Fund. Massachusetts Financial Services (MFS) is the only subadvisor currently used by MEMBERS Capital Advisors to manage the assets of the Fund.

PRIMARY INVESTMENT STRATEGIES

The High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as "junk" bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the Fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the Fund invests at least 80% of its assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

For a listing of the securities held in the portfolio at April 30, 2003, please turn to page 22.

During the six-month period ended April 30, 2003, the U.S. economy struggled under sluggish Gross Domestic Product growth and an uncertain outlook. But even in this sluggish backdrop, high-yield investors apparently found a way to look past current problems and focus on what they believed was an economic environment that was due for improvement. And toward the end of last year and during the first quarter of this year, high-yield markets posted impressive returns versus their investment-grade counterparts, even though downgrades exceeded upgrades by a wide margin. Strong institutional subscriptions and demand by mutual funds supported the rally. Indeed, during the period, many institutional investors struggled to accumulate positions in the over-subscribed high-yield market. This strong performance provided what should have been a welcome relief for investors who suffered significant losses in the high-yield sector during the last two years. Concerns among investors about last year's high-profile downgrades of large companies in several industries abated as yield spreads between below-investment grade bonds and their higher-quality counterparts narrowed in dramatic fashion.

The rebound in the high-yield market was led by the media, telecommunications, and utilities sectors. During the period, the Fund's subadvisor favored select names in the media group which are believed to have the ability to generate strong free cash flow, such as broadcasting companies, which have tended to benefit from increased advertising expenditures in past economic recoveries. The Fund continued to have significant underweight exposure to the wireline industry as it still faced many fundamental challenges, not the least among them was significant over-capacity. The Fund held neutral weights in the wireless telecom group, also favoring select names with the ability to generate strong free cash flow. Overall, the Fund's holdings were defensive relative to the high-yield market at large. And while the Fund's defensiveness served its investors well in recent years, it contributed to its underperformance during the period as investors favored riskier bonds.

In this environment, the MEMBERS High Income Fund returned 13.50%, (Class A shares at net asset value) during the six-month period ended April 30, 2003, under-performing its representative index and peers, mostly as a result of the aforementioned relatively defensive nature of its holdings. The Lehman Brothers High Yield Bond Index returned 22.75% and the Lipper High Yield Bond Index returned 18.94% during this period.

Looking forward, it is unreasonable to expect the high-yield market to continue its recent torrid pace indefinitely. Default rates have declined, but some consolidation of recent returns would not surprise us in the near term. With that said, we believe high-yield bonds should benefit from any improvement in the U.S. economy. Monetary and fiscal policies are stimulative, and have historically led to a more robust economic recovery.

MEMBERS Capital Advisors' Fixed Income Portfolio Management Team -- Advisor

Massachusetts Financial Services -- Subadvisor

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

                            FUND PERFORMANCE REVIEW                            5

                                High Income Fund

    HIGH INCOME FUND CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(delta)

                       12/29/97
                       Inception 4/30/98 10/31/98  4/30/99 10/31/99  4/30/00 10/31/00  4/30/01 10/31/01  04/30/02 10/31/02 4/30/03
MMF High Income A       9,525     9,799     8,974   10,171    9,843   10,085    9,763    9,992    9,574   10,054    9,606   10,902
MMF High Income B      10,000     9,800     8,962   10,091    9,805   10,114    9,698   10,001    9,571   10,223    9,745   10,947
Lehman Brothers High
  Yield Bond IX        10,000    10,398     9,790   10,444   10,215   10,223   10,050   10,334   10,035   10,701    9,484   11,642

[PERFORMANCE GRAPH]

(delta) This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the index on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Additionally, the Lehman Brothers High yield Bond Index return does not reflect expenses or sales charges. The graphs above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      HIGH INCOME FUND DIVERSIFICATION OF INVESTMENTS AMONG MARKET SECTORS

[PIE CHART]

              Other Sectors                           31%
              Recreation                              10%
              Energy                                   9%
              Media                                    8%
              Containers & Packaging                   7%
              Cash and Other Net Assets                6%
              Industrials                              6%
              Basic Materials                          5%
              Building and Construction                5%
              Communications                           5%
              Telecommunications                       4%
              Retail                                   4%

----------------------------------------------------------------------------------------------------------------------------------
                                                           MEMBERS HIGH INCOME FUND AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------------------------------------------------------------------------------------------
                                                % Return Without Sales Charge                % Return After Sales Charge***
                                         12 Months  3 Years   5 Years      Since       12 Months   3 Years   5 Years      Since
                                           Ended     Ended     Ended     Inception       Ended      Ended     Ended     Inception
                                          4/30/03   4/30/03   4/30/03   to 4/30/03+     4/30/03    4/30/03   4/30/03   to 4/30/03+
                                          -------   -------   -------   -----------     -------    -------   -------   ----------
Class A Shares*                            8.45%     2.63%      2.16%       2.56%          3.25%      1.00%     1.17%        1.63%
Class B Shares**                           7.77%     1.88       1.45        1.83           3.27       0.94      1.18         1.71
Lipper High Yield Bond Fund Index          7.13     -0.32      -0.59        0.35             --         --        --           --
Lehman Brothers High Yield Bond Index      8.84      4.43       2.29        2.89             --         --        --           --

  *  Maximum Sales Charge is 4.75% for A Shares.
 ** Maximum Contingent Deferred Sales Charge is 4.5% for B Shares. *** Assuming Maximum Applicable Sales Charge.
  +  Fund commenced operations on December 29, 1997.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

6                           FUND PERFORMANCE REVIEW

                                  Balanced Fund

INVESTMENT OBJECTIVE

The Balanced Fund seeks a high total return through the combination of income and capital appreciation.

PORTFOLIO MANAGEMENT

The Fund is managed by a team of MEMBERS Capital Advisors' portfolio managers.

PRIMARY INVESTMENT STRATEGIES

The Balanced Fund invests in a broadly diversified array of securities including common stocks, bonds and money market instruments. The Fund employs regular rebalancing to maintain a relatively static asset allocation. Stock, bond and cash components will vary, however, reflecting the relative availability of attractively priced stocks and bonds. Generally, common stocks will constitute 60% to 40% of the Fund's assets, bonds will constitute 40% to 60% of the Fund's assets and money market instruments may constitute up to 20% of the Fund's assets.

For a listing of the securities held in the portfolio at April 30, 2003, please turn to page 29.

Economic growth in the six-month period ended April 30, 2003, was restrained as many companies awaited, among other things, the resolution of geopolitical tensions before considering investing in plant and equipment or hiring new workers. A weakening labor market contributed to modestly slowed consumer spending. High energy prices, caused largely by low U.S. oil inventories and disturbances in Nigeria, Venezuela, and the Middle East, also played a role in damping the economic activity of businesses and consumers. The rise in energy prices led to an up-tick in inflation, though not to troubling levels. The housing market and residential construction remained the bulwark of the U.S. economy, thanks to low interest rates.

On November 6, 2002, the Federal Reserve cut its benchmark federal funds rate from 1.75% to 1.25% in order to stimulate the sluggish U.S. economy. U.S. Treasury bonds responded positively, with prices rising and yields falling throughout most of the yield curve. Yields fell most at the extremes of the curve, with the 90-Day U.S. Treasury Bill yield falling from 1.44% to 1.11%, and the 30-Year U.S. Treasury Bond yield falling from 4.99% to 4.77%. Price gains were more restrained for intermediate-term U.S. Treasurys, and the 5-Year U.S. Treasury note actually saw its price decline slightly over the period. U.S. corporate bonds performed well during the period, as investors noted improvements in companies' balance sheets and profits. In general, it was a good six months for investment-grade bonds.

U.S. stocks hit multi-year lows on October 9, 2002, reflecting considerable investor pessimism. As the six month period ended April 30, 2003 began, however, they had already rallied off these lows. They rose throughout November and then leveled off until early January, when concerns about the possible effects of an anticipated invasion of Iraq and slack economic conditions led to a sharp decline in prices. By early March, many major stock indexes had fallen near their October lows, but another rally soon seized equity markets. The success of military operations in Iraq helped to support this rally, and equity investors began to anticipate an improvement in economic conditions. From October 31, 2002 to April 30, 2003, despite high levels of volatility, U.S. stocks provided positive returns roughly in line with historical averages for a six-month period.

During the six month period ended April 30, 2003, the MEMBERS Balanced Fund returned 3.03% (Class A shares at net asset value), modestly under-performing the Blended Synthetic Index, a representative index of stocks, bonds, and money market instruments, which returned 4.06%, and a representative index of comparable domestic hybrid funds, the Lipper Balanced Fund Index, which returned 4.77%. The Fund's under-performance can be attributed largely to a higher-than-index weight in mortgage-backed securities, which lagged U.S. Treasury bonds and corporate bonds during the period, to its emphasis on value stocks, which under-performed growth, and to its holdings in mid-cap stocks, which under-performed large-cap stocks. Performance of the Fund's stock portfolio was not significantly affected by sector weighting differences from the S&P 500 Stock Index. The Fund's performance was hurt by stock selection in the information technology sector, where holdings Micron Technology and Peoplesoft under-performed, and stock selection in the utilities sector, where holding Duke Energy declined because of its exposure to the troubled merchant-energy business. The Fund's performance was helped by stock selection in the consumer discretionary sector, where the Fund's holdings in cable concerns Comcast and Cox Communications rebounded sharply, and in the health care sector, where holdings Genzyme and Medimmune benefited from a rally in biotechnology stocks, and Pharmacia appreciated on expectations of a successful merger with Pfizer.

The MEMBERS Balanced Fund holds a diversified portfolio of stocks, bonds, and money market instruments designed with the intention to moderate downside risk to investors while offering them the opportunity to benefit from the long-term growth of the U.S. economy. Management believes that this broad diversification should enable the Fund's overall portfolio to respond well in a variety of economic conditions.

MEMBERS Capital Advisors' Stock and Fixed-Income Portfolio Management
  Teams -- Advisor

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

                            FUND PERFORMANCE REVIEW                            7

                                  Balanced Fund

     BALANCED FUND CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(delta)

                       12/29/97
                       Inception 4/30/98 10/31/98  4/30/99 10/31/99  4/30/00 10/31/00  4/30/01 10/31/01  04/30/02 10/31/02 4/30/03
MMF Balanced A          9,425    10,281    10,266   11,736   11,866   12,653   12,893   12,579   11,792   11,993   10,897   11,228
MMF Balanced B         10,000    10,432    10,374   11,420   11,922   12,852   13,053   12,728   11,867   12,329   11,161   11,357
Synthetic Index        10,000    10,872    11,196   11,707   12,017   12,724   13,383   13,054   13,680   12,735   12,063   12,554

[PERFORMANCE GRAPH]

(delta)This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the index on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Additionally, the Blended Synthetic Index return does not reflect expenses or sales charges. The graphs above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

        BALANCED FUND DIVERSIFICATION OF INVESTMENTS AMONG MARKET SECTORS

[PIE CHART]

              Common Stocks                           54%
              Corporate Notes & Bonds                 16%
              Mortgaged Backed                        11%
              U.S. Government and Agency Obligations   9%
              Asset Backed                             3%
              Commercial Mortgage Backed               3%
              Cash and Other Net Assets                2%
              Private Label Mortgage Backed            2%

-----------------------------------------------------------------------------------------------------------------------------------
                                                        MEMBERS BALANCED FUND AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------
                                            % Return Without Sales Charge                   % Return After Sales Charge***
                                   12 Months     3 Years    5 Years      Since       12 Months    3 Years    5 Years       Since
                                     Ended        Ended      Ended      Inception      Ended       Ended       Ended     Inception
                                    4/30/03      4/30/03    4/30/03    to 4/30/03+    4/30/03     4/30/03    4/30/03    to 4/30/03+
                                    -------      -------    -------    -----------    -------     -------    -------    -----------
Class A Shares*                      -6.38%        -3.90%    1.78%       3.33%        -11.75%      -5.79%     0.58%         2.19%
Class B Shares**                     -7.07         -4.62     1.03        2.58         -11.18       -5.68      0.67          2.41
Lipper Balanced Fund Index           -5.88         -3.25     1.11        2.85             --          --        --            --
Blended Synthetic Index              -1.42         -1.41     2.92        4.36             --          --        --            --

  *  Maximum Sales Charge is 5.75% for A Shares.
 ** Maximum Contingent Deferred Sales Charge is 4.5% for B Shares. *** Assuming Maximum Applicable Sales Charge.
  +  Fund commenced operations on December 29, 1997.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

8                            FUND PERFORMANCE REVIEW

                             Growth and Income Fund

INVESTMENT OBJECTIVE

The Growth and Income Fund seeks long-term capital growth with income as a secondary consideration.

PORTFOLIO MANAGEMENT

The Fund is managed by a team of MEMBERS Capital Advisors' portfolio managers.

PRIMARY INVESTMENT STRATEGIES

The Growth and Income Fund focuses on stocks of companies with financial and market strengths and a long-term record of financial performance, and will, under normal market conditions, maintain at least 80% of its assets in such stocks. Primarily through ownership of a diversified portfolio of common stocks and securities convertible into common stocks, the Fund will seek a rate of return in excess of returns typically available from less variable investment alternatives. The Fund will typically invest in securities representing every sector of the S&P 500 Index in approximately(+/-50%) the same weightings such sector has in the S&P 500 Index.

For a listing of the securities held in the portfolio at April 30, 2003, please turn to page 33.

Economic growth in the six-month period ended April 30, 2003, was restrained as many companies awaited, among other things, the resolution of geopolitical tensions before considering investing in plant and equipment or hiring new workers. A weakening labor market contributed to modestly slowed consumer spending. High energy prices, caused largely by a low U.S. oil inventories and disturbances in Nigeria, Venezuela, and the Middle East, also played a role in damping the economic activity of businesses and consumers. The rise in energy prices led to an up-tick in inflation, though not to troubling levels. The housing market and residential construction remained the bulwark of the U.S. economy, thanks to low interest rates.

U.S. stocks hit multi-year lows on October 9, 2002, reflecting considerable investor pessimism. As the six month period ended April 30, 2003 began, however, they had already rallied off these lows. They rose throughout November and then leveled off until early January, when concerns about the possible effects of an anticipated invasion of Iraq and slack economic conditions led to a sharp decline in prices. By early March, many major stock indexes had fallen near their October lows, but another rally soon seized equity markets. The success of military operations in Iraq helped to support this rally, and equity investors began to anticipate an improvement in economic conditions. From October 31, 2002 to April 30, 2003, despite high levels of volatility, U.S. stocks provided positive returns roughly in line with historical averages for a six-month period.

In the six-month period ended April 30, 2003, the MEMBERS Growth and Income Fund returned 2.26% (Class A shares at net asset value), under-performing a representative index of large-cap stocks, the S&P 500 Index, which returned 4.47%, and a representative index of similar funds, the Lipper Large-Cap Value Fund Index, which returned 4.39%. The Fund's under-performance is primarily explained by stock selection in the industrials sector, where holding Textron missed earnings estimates due to weakness in the market for business jets, and in the utilities sector, where holding Duke Energy declined sharply largely because of its exposure to the troubled merchant energy business. Performance was helped by stock selection in the health care sector, where medical device maker Guidant and diversified pharmaceutical company Wyeth posted strong returns. Fund performance versus its peers was helped by a relative overweight in the information technology sector, which appeared to have benefited from hopes of a rebound in capital spending on computers, networks, and business equipment.

In the energy, finance, and information technology sectors, the Fund's holdings have tended not to be industry leaders, as management has preferred to focus on what were, in its judgment, more attractively valued competitors. During the period, investors clearly favored industry leaders, which hurt the Fund's relative performance in these sectors, In the current uncertain economic environment, management has been re-evaluating the portfolio's "second tier" holdings and focusing on stocks of enterprises that it believes are better prepared to do well in a number of different potential economic scenarios. Energy industry leader ExxonMobil was recently added to the portfolio, as was Berkshire Hathaway, a diversified conglomerate with a strong insurance business. In information technology, management sold positions in Agilent and Philips Electronics, leaving IBM, Hewlett-Packard, and Intel as the bulwarks of the Fund's technology stock portfolio. The Fund's position in Duke Energy was eliminated and replaced with positions in more traditional utility companies Ameren and FPL, which management believes should offer relatively stable operating results and dividend payouts. Management also hopes that the recently enacted reductions in taxes on dividend and capital gains will benefit the Fund, with its focus on enterprises with long-term records of generating significant cash flows. Management continues to believe that the Fund's holdings remain attractively valued and poised to perform well if the economy recovers according to consensus expectations and investor attitudes change for the better. However, in stock market conditions which remain difficult, holdings may come under further selling pressure if economic growth and/or corporate profits disappoint.

MEMBERS Capital Advisors' Stock Portfolio Management Team -- Advisor

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

                             FUND PERFORMANCE REVIEW                           9

                             Growth and Income Fund

 GROWTH AND INCOME FUND CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(delta)

                       12/29/97
                       Inception 4/30/98 10/31/98  4/30/99 10/31/99  4/30/00 10/31/00  4/30/01 10/31/01  04/30/02 10/31/02 4/30/03
MMF Growth & Income A   9,425    10,928    10,327   12,910   12,634   13,654   13,506   12,430   10,748   11,300    9,081    9,286
MMF Growth & Income B  10,000    11,114    10,447   12,287   12,821   13,893   13,682   12,566   10,777   11,609    9,295    9,365
S&P 500 Index          10,000    11,717    11,670   13,057   14,667   15,725   15,560   13,677   11,680   11,948    9,915   10,359

[PERFORMANCE GRAPH]

(delta) This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the index on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Additionally, the S&P 500 Index return does not reflect expenses or sales charges. The graphs above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

   GROWTH AND INCOME FUND DIVERSIFICATION OF INVESTMENTS AMONG MARKET SECTORS

[PIE CHART]

              Financials                              25%
              Consumer Discretionary                  11%
              Healthcare                              11%
              Information Technology                  11%
              Industrials                             10%
              Consumer Staples                         8%
              Energy                                   8%
              Telecommunications Services              5%
              Cash and Other Net Assets                4%
              Materials                                4%
              Utilities                                3%

----------------------------------------------------------------------------------------------------------------------------------
                                                    MEMBERS GROWTH AND INCOME FUND AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------------------------------------------------------------------------------------------
                                           % Return Without Sales Charge                   % Return After Sales Charge***
                                    12 Months     3 Years    5 Years     Since        12 Months   3 Years    5 Years     Since
                                      Ended        Ended      Ended    Inception        Ended      Ended      Ended    Inception
                                     4/30/03      4/30/03    4/30/03   to 4/30/03+     4/30/03    4/30/03    4/30/03   to 4/30/03+
                                     -------      -------    -------   -----------     -------    -------    -------   -----------
Class A Shares*                      -17.82%      -12.06%     -3.20%      -0.28%       -22.54%    -13.78%     -4.35%      -1.38%
Class B Shares**                     -18.52%      -12.75      -3.94       -1.04        -22.18     -13.78      -4.32       -1.22
Lipper Large-Cap Value Fund Index    -15.09        -7.96      -2.12        0.54            --         --         --          --
S&P 500 Index                        -13.31       -12.97      -2.43        0.66            --         --         --          --

  *  Maximum Sales Charge is 5.75% for A Shares.
 ** Maximum Contingent Deferred Sales Charge is 4.5% for B Shares. *** Assuming Maximum Applicable Sales Charge.
  +  Fund commenced operations on December 29, 1997.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

10                           FUND PERFORMANCE REVIEW

                            Capital Appreciation Fund

INVESTMENT OBJECTIVE

The Capital Appreciation Fund seeks long-term capital appreciation.

PORTFOLIO MANAGEMENT

The Fund is managed by a team of MEMBERS Capital Advisors' portfolio managers.

PRIMARY INVESTMENT STRATEGIES

The Capital Appreciation Fund invests primarily in common stocks, and will, under normal market conditions, maintain at least 80% of its assets in such securities. The Fund seeks stocks that have low market prices relative to their intrinsic values as estimated based on fundamental analysis of the issuing companies and their prospects. Relative to the Growth and Income Fund, the Capital Appreciation Fund will include some smaller, less developed issuers and some companies undergoing more significant changes in their operations or experiencing significant changes in their markets. The Fund will diversify its holdings among various industries and among companies within those industries but will often be less diversified than the Growth and Income Fund. The Fund typically invests in securities repesenting every sector of the S&P SuperComposite 1500 Index in approximately (+/-100%) the same weightings as such sector has in the S&P SuperComposite 1500 Index.

For a listing of the securities held in the portfolio at April 30, 2003, please turn to page 34.

Economic growth in the six-month period ended April 30, 2003, was restrained as many companies awaited, among other things, the resolution of geopolitical tensions before considering investing in plant and equipment or hiring new workers. A weakening labor market contributed to modestly slowed consumer spending. High energy prices, caused largely by low U.S. oil inventories and disturbances in Nigeria, Venezuela, and the Middle East, also played a role in damping the economic activity of businesses and consumers. The rise in energy prices led to an up-tick in inflation, though not to troubling levels. The housing market and residential construction remained the bulwark of the U.S. economy, thanks to low interest rates.

U.S. stocks hit multi-year lows on October 9, 2002, reflecting considerable investor pessimism. As the six month period ended April 30, 2003 began, however, they had already rallied off these lows. They rose throughout November and then leveled off until early January, when concerns about the possible effects of an anticipated invasion of Iraq and slack economic conditions led to a sharp decline in prices. By early March, most major stock indexes had fallen near their October lows, but another rally soon seized equity markets. The success of military operations in Iraq helped to support this rally, and equity investors began to anticipate an improvement in economic conditions. From October 31, 2002 to April 30, 2003, despite high levels of volatility, U.S. stocks provided positive returns roughly in line with historical averages for a six-month period.

During the six month period ended April 30, 2003, the MEMBERS Capital Appreciation Fund returned 5.82% (Class A shares at net asset value), out-performing a broadly representative index of stocks at all capitalization levels, the S&P SuperComposite 1500 Index, which returned 3.98%, and a representative index of similar funds, the Lipper Multi-Cap Core Fund Index, which returned 4.46%. Performance was helped by the Fund's slight relative underweight in the consumer staples sector, which under- performed the broader market in a time when economic optimism generally rose. Investors began to rediscover value in some of the Fund's holdings that had fallen during last spring's accounting scandals, when stocks of companies with aggressive accounting practices or a history of acquisitiveness were punished--in management's judgment, sometimes unfairly so. This reevaluation was particularly notable in the consumer discretionary sector, where holdings Cox Communications and Liberty Media rose sharply. Stock selection in the health care sector, where holdings Genzyme and Medimmune benefited from a strong rebound in biotechnology stocks, and in the information technology sector, where holdings Autodesk, Sanmina, ADC Telecommunications, and EMC all posted favorable returns, also contributed to the Fund's positive results for the period. Performance was hurt by stock selection in the financials sector, as Freddie Mac was driven down by concerns about its financial structure and the impact of the home-loan refinancing boom on its earnings.

The Fund's strategy of seeking out reasonably-valued stocks of companies believed to offer the potential for significant levels of earnings growth proved effective during the six months ended April 30, 2003, as the Fund rebounded after a difficult period of performance in the first nine months of 2002. Management believes that the Fund's portfolio continues to offer good prospects for long-term capital appreciation, particularly if, as is generally expected among economists, the U.S. economy returns to its historical growth rate in the near future.

MEMBERS Capital Advisors' Stock Portfolio
     Management Team -- Advisor

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

                            FUND PERFORMANCE REVIEW                           11

                            Capital Appreciation Fund

        CAPITAL APPRECIATION FUND CUMULATIVE PERFORMANCE OF $10,000 SINCE
                                INCEPTION(delta)

                       12/29/97
                       Inception 4/30/98 10/31/98  4/30/99 10/31/99  4/30/00 10/31/00  4/30/01 10/31/01  04/30/02 10/31/02 4/30/03
MMF Capital
  Appreciation A        9,425    11,057    10,415   12,558   12,945   14,585   15,550   14,708   12,116   12,057    9,142    9,674
MMF Capital
  Appreciation B       10,000    11,261    10,541   12,034   13,153   14,870   15,812   14,940   12,205   12,401    9,364    9,779
S&P 1500 Index         10,000    11,692    11,428   13,445   14,281   15,481   15,446   13,757   11,795   12,314   10,140   10,586

[PERFORMANCE GRAPH]

(delta)This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the index on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investors shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Additionally, the S&P SuperComposite 1500 Index return does not reflect expenses or sales charges. The graphs above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  CAPITAL APPRECIATION FUND DIVERSIFICATION OF INVESTMENTS AMONG MARKET SECTORS

[PIE CHART]

              Financials                              18%
              Information Technology                  18%
              Healthcare                              17%
              Consumer Discretionary                  13%
              Industrials                             11%
              Consumer Staples                         7%
              Energy                                   5%
              Cash and Other Net Assets                4%
              Telecommunications Services              3%
              Materials                                2%
              Utilities                                2%

-----------------------------------------------------------------------------------------------------------------------------------
                                                     MEMBERS CAPITAL APPRECIATION FUND AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------
                                           % Return Without Sales Charge                      % Return After Sales Charge***
                                   12 Months     3 Years    5 Years      Since        12 Months   3 Years     5 Years      Since
                                     Ended        Ended      Ended     Inception        Ended       Ended      Ended     Inception
                                    4/30/03      4/30/03    4/30/03   to 4/30/03+      4/30/03     4/30/03    4/30/03   to 4/30/03+
                                    -------      -------    -------   -----------      -------     -------    -------   -----------
Class A Shares*                     -19.76%      -12.79%     -2.64%      0.49%         -24.35%     -14.49%     -3.79%      -0.62%
Class B Shares**                    -20.36       -13.42      -3.35       -0.23         -23.94      -14.44      -3.74       -0.42
Lipper Multi-Cap Core Fund Index    -14.54       -11.98      -2.38        0.61             --          --         --          --
S&P SuperComposite 1 500 Index      -13.93       -11.81      -1.91        1.07             --          --         --          --

  *  Maximum Sales Charge is 5.75% for A Shares.
 ** Maximum Contingent Deferred Sales Charge is 4.5% for B Shares. *** Assuming Maximum Applicable Sales Charge.
  +  Fund commenced operations on December 29, 1997.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

12                          FUND PERFORMANCE REVIEW

                                  Mid-Cap Fund

INVESTMENT OBJECTIVE

The Mid-Cap Fund seeks long-term capital appreciation.

PORTFOLIO MANAGEMENT

MEMBERS Capital Advisors' uses one or more subadvisors under a "manager of managers" approach to make investment decisions for some or all of the assets of this Fund. Wellington Management Company, LLP ("Wellington Management") is the only subadvisor currently used by MEMBERS Capital Advisors to manage the assets within the small-cap portion of the Fund.

PRIMARY INVESTMENT STRATEGIES

The Mid-Cap Fund invests primarily in common stocks of midsize and smaller companies (market capitalization of less than $10 billion at the time of purchase), and will under normal market conditions, maintain at least 80% of its assets in such securities. The Fund seeks stocks in this midsize to smaller range that have a low market price relative to their value as estimated based on fundamental analysis of the issuing company and its prospects. Relative to both the Growth and Income and Capital Appreciation Funds, the Mid-Cap Fund includes more smaller, less developed issuers. The Fund diversifies its holdings among various industries and among companies within those industries but is often less diversified than the Growth and Income Fund. The Fund typically invests in securities representing every sector of the S&P MidCap 400 Index in approximately (+/-100%) the same weightings as such sector has in the S&P MidCap 400 Index.

For a listing of the securities held in the portfolio on April 30, 2003, please turn to page 35.

Economic growth in the six-month period ended April 30, 2003, was restrained as many companies awaited, among other things, the resolution of geopolitical tensions before considering investing in plant and equipment or hiring new workers. A weakening labor market contributed to modestly slowed consumer spending. High energy prices, caused largely by low U.S. oil inventories and disturbances in Nigeria, Venezuela, and the Middle East, also played a role in damping the economic activity of businesses and consumers. The rise in energy prices led to an up-tick in inflation, though not to troubling levels. The housing market and residential construction remained the bulwark of the U.S. economy, thanks to low interest rates.

U.S. stocks hit multi-year lows on October 9, 2002, reflecting considerable investor pessimism. As the six month period ended April 30, 2003 began, however, they had already rallied off these lows. They rose throughout November and then leveled off until early January, when concerns about the possible effects of an anticipated invasion of Iraq and slack economic conditions led to a sharp decline in prices. By early March, most major stock indexes had fallen near their October lows, but another rally soon seized equity markets. The success of military operations in Iraq helped to support this rally, and equity investors began to anticipate an improvement in economic conditions. From October 31, 2002 to April 30, 2003, despite high levels of volatility, U.S. stocks provided positive returns roughly in line with historical averages for a six-month period.

During the six-month period ended April 30, 2003, the MEMBERS Mid-Cap Fund returned 5.90% (Class A shares at net asset value), out-performing a representative index of mid-cap stocks, the S&P MidCap 400 Index, which returned 3.98%, and modestly under-performing a representative index of similar funds, the Lipper Mid-Cap Value Fund Index, which returned 6.31%. Fund performance versus the S&P MidCap 400 Index was helped by an overweight in the industrials sector, although stock selection in the sector hurt performance, as holding Avery Dennison under-performed and holding Manpower fell due largely to further unexpected weakness in the labor market. Performance was helped by stock selection in the consumer staples sector, as holdings Hain Celestial and McCormick posted good operating results, in the financials sector, as Countrywide Financial continued to benefit from strength in the housing market, and in the health care sector, as holding Omnicare reported robust earnings growth.

Geopolitical events and the uncertain pace of economic recovery are likely to contribute to an unusually high level of volatility in equity markets in the near term. However, consensus expectations among economists are that recovery in the U.S. economy will pick up steam in the second half of 2003. The Fund's portfolio remains well-diversified and focused on the potential for long-term capital appreciation, with broad exposure to many companies and industries that management believes should benefit if economic conditions improve.

MEMBERS Capital Advisors' Stock Portfolio
      Management Team -- Advisor
Wellington Management Company, LLP -- Subadvisor

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

                            FUND PERFORMANCE REVIEW                           13

                                  Mid-Cap Fund

      MID-CAP FUND CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(delta)

                        2/28/01
                       Inception   4/30/01   10/31/01    4/30/02   10/31/02   4/30/03
MMF Mid-Cap Fund A      9,425       9,793       8,935     10,601      8,149     8,630
MMF Mid-Cap Fund B     10,000       9,930       9,006     11,160      8,540     8,705
S&P 400 Index          10,000      10,278       9,126     10,954      8,691     9,036

[PERFORMANCE GRAPH]

(delta)This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the index on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Additionally, the S&P MidCap 400 Index return does not reflect expenses or sales charges. The graphs above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

        MID-CAP FUND DIVERSIFICATION OF INVESTMENTS AMONG MARKET SECTORS

[PIE CHART]

              Financials                              22%
              Consumer Discretionary                  16%
              Industrials                             14%
              Healthcare                               9%
              Information Technology                   9%
              Utilities                                8%
              Energy                                   7%
              Materials                                5%
              Cash and Other Assets                    4%
              Telecommunication Services               1%

-------------------------------------------------------------------------------------------------------------
                                                 MEMBERS MID-CAP FUND AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------------------------------------
                                     % Return Without Sales Charge           % Return After Sales Charge***
                                     12 Months            Since              12 Months               Since
                                       Ended            Inception              Ended               Inception
                                      4/30/03          to 4/30/03+            4/30/03             to 4/30/03+
                                      -------          -----------            -------             -----------
Class A Shares*                       -18.59%             -3.98%               -23.30%                -6.56%
Class B Shares**                      -19.18              -4.64                -22.81                 -6.19
Lipper Mid-Cap Value Fund Index       -16.93              -2.81                   --                     --
S&P MidCap 400 Index                  -17.51              -4.57                   --                     --

  *  Maximum Sales Charge is 5.75% for A Shares.
 ** Maximum Contingent Deferred Sales Charge is 4.5% for B Shares. *** Assuming Maximum Applicable Sales Charge.
  +  Fund commenced operations on February 28, 2001.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

14                          FUND PERFORMANCE REVIEW

                              Multi-Cap Growth Fund

INVESTMENT OBJECTIVE

The Multi-Cap Growth Fund seeks long-term capital appreciation.

PORTFOLIO MANAGEMENT

MEMBERS Capital Advisors uses one or more subadvisors under a "manager of managers" approach to make investment decisions for this Fund. Wellington Management Company, LLP is the only subadvisor currently used by MEMBERS Capital Advisors to manage the assets of the Fund.

PRIMARY INVESTMENT STRATEGIES

The Multi-Cap Growth Fund invests generally in common stocks, securities convertible into common stocks and related equity securities. Under normal market conditions, the fund will maintain at least 80% of its assets in these securities. The fund seeks securities of growth companies across a broad range of market capitalization, which are companies that may be:

- major enterprises that have demonstrated and are expected to sustain above-average growth or whose rates of earnings growth are anticipated to accelerate because of factors such as expectations relative to management, new or unique products, superior market position, changes in demand for the company's products, or changes in the economy or segments of the economy affecting the company; or

- early in their life cycle, but have the potential to become much larger enterprises.

For a listing of the securities held in the portfolio at April 30, 2003, please turn to page 37.

The current slow recovery in the U.S. economy took a step back during the six-month period ended April 30, 2003, impacted by the war in Iraq and higher energy prices. The uncertainties and distraction of the war contributed to delays in business investment plans while higher energy prices pinched the wallets of both consumers and businesses. That spike in energy prices occurred during a particularly cold winter in the Northeast and Midwest, applying additional strain to the already lackluster economic backdrop. Leading up to the war, stock markets posted modest declines as investors took a wait-and-see approach in their analysis of the potential economic impact of events overseas. After the war started and it was clear that success was at hand, stocks rallied with considerable preference among investors for the more aggressive, fast-growing companies that had fallen out of favor since the bursting of the 1990's tech bubble. This new and sudden improvement in investor psychology was a welcome sight for growth investors who had experienced declines of historic proportions during the last three years.

Given the bottom-up investment strategy employed by the Fund's subadvisor, sector allocation changes reflected individual stock selection. Larger changes included reductions in exposure to industrials, consumer staples, and information technology, along with increases in health care, energy, and telecommunications. The Fund continued to hold overweight positions in consumer discretionary, financials, and health care, and underweight positions in information technology, industrials, and consumer staples. During the period, stock selection detracted from performance, particularly in health care and consumer staples. Sector allocation was positive, primarily due to underweight positions in consumer staples which performed poorly during the period. The net result for the period was out-performance relative to the Fund's representative index and peers. For the six-month period ended April 30, 2003, the MEMBERS Multi-Cap Growth Fund posted a total return of 4.87% (Class A shares at net asset value), compared to the 4.48% return of the Russell 3000 Growth Index and the 2.37% return of the Lipper Large-Cap Growth Fund Index.

Going forward, the subadvisor expects the economic recovery to continue, albeit at a slow pace. Businesses continue to de-leverage their balance sheets, and excess capacity exists in many industries globally. This implies a sub-par climate for business investment compared to the robust environment seen during the 1990s. We believe consumer spending is also likely to lag as households increase their savings rates and bear the pressure of slow job growth. Many states are dealing with enormous budget deficits, and employment reduction seems to us likely to be part of their deficit remedy. Nevertheless, business inventories are very low, and fiscal and monetary policies are quite stimulative. Our overall outlook, then, is one of slow-but-steady recovery over the next several quarters. The Fund seems well positioned for this type of environment as many of its holdings are more reliant on industry-specific developments, market share gains, and new product introductions than they are on the specific level of economic activity. While faster growth would certainly be a plus for investors, the subadvisor is pursuing a strategy it expects should perform well even if their modest growth outlook comes to pass.

MEMBERS Capital Advisors' Stock Portfolio
       Management Team -- Advisor
Wellington Management Company, LLP -- Subadvisor

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

                            FUND PERFORMANCE REVIEW                           15

                              Multi-Cap Growth Fund

 MULTI-CAP GROWTH FUND CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(delta)

                            2/29/00
                           Inception   4/30/00   10/31/00    4/30/01   10/31/01   4/30/02   10/31/02   4/30/03
MMF Multi-Cap Growth A      9,425       8,087       7,417      5,353      4,024     3,949      3,289     3,450
MMF Multi-Cap Growth B     10,000       8,194       7,478      5,405      4,051     4,130      3,420     3,473
Russell 3000 Growth Index  10,000      10,023       9,221      6,839      5,594     5,521      4,490     4,595

[PERFORMANCE GRAPH]

(delta)This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the index on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Additionally, the Russell 3000 Growth Index return does not reflect expenses or sales charges. The graphs above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

   MULTI-CAP GROWTH FUND DIVERSIFICATION OF INVESTMENTS AMONG MARKET SECTORS

[PIE CHART]

              Healthcare                              31%
              Information Technology                  22%
              Financials                              12%
              Consumer Discretionary                  10%
              Consumer Services                        9%
              Other Sectors                            6%
              Cash and Other Net Assets                5%
              Telecommunications                       5%

-------------------------------------------------------------------------------------------------------------------
                                                    MEMBERS MULTI-CAP GROWTH FUND AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------------------------------------------
                                                % Return Without Sales Charge       % Return After Sales Charge***
                                              12 Months    3 Years      Since     12 Months   3 Years      Since
                                                Ended       Ended     Inception     Ended      Ended     Inception
                                               4/30/03     4/30/03   to 4/30/03+   4/30/03    4/30/03   to 4/30/03+
                                               -------     -------   -----------   -------    -------   -----------
Class A Shares*                                -12.65%     -24.72%     -27.19%     -17.75%    -26.18%     -28.54%
Class B Shares**                               -13.32      -25.28      -27.70      -17.22     -26.16      -28.39
Lipper Large-Cap Growth Fund Index             -16.50      -22.49      -22.29          --         --         --
Russell 3000 Growth Index                      -15.01      -22.31      -21.77          --         --         --

  *  Maximum Sales Charge is 5.75% for A Shares.
 ** Maximum Contingent Deferred Sales Charge is 4.5% for B Shares. *** Assuming Maximum Applicable Sales Charge.
  +  Fund commenced operations on February 9, 2000.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

16                           FUND PERFORMANCE REVIEW

                            International Stock Fund

INVESTMENT OBJECTIVE

The International Stock Fund seeks long-term growth of capital.

PORTFOLIO MANAGEMENT

MEMBERS Capital Advisors uses one or more subadvisors under a "manager of managers" approach to make investment decisions for this Fund. Lazard Asset Management is the only subadvisor currently used by MEMBERS Capital Advisors to manage the assets of the Fund.

PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the International Stock Fund invests at least 80% of its assets in foreign equity securities. Foreign securities are issued by companies organized or whose principal operations are outside the U.S., issued by a foreign government, principally traded outside of the U.S., or quoted or denominated in a foreign currency. Equity securities include common stocks, securities convertible into common stocks, preferred stocks and other securities representing equity interests such as American depository receipts, European depository receipts and Global depository receipts.

For a listing of the securities held in the portfolio at April 30, 2003, please turn to page 39.

Global stock markets continued to struggle during most of the six-month period ended April 30, 2003, as investors focused on soft global economies and lackluster corporate earnings growth. Additional signs of economic weakness emerged throughout the period, particularly in Germany where industrial production and business confidence both were below expectations. Throughout the period, investors focused on the likelihood of war with Iraq, adding to global uncertainty and rising risk premiums. The sell-off early in the period was very broad-based, with nearly all sectors declining, and value stocks lagging growth stocks. However, economically defensive groups such as consumer staples and healthcare did hold up somewhat better than the overall market, while the technology and financial sectors were particularly hard-hit. After the war in Iraq started and investors appeared convinced that success for coalition forces was at hand, global stock markets posted impressive gains with a strong bias toward the same growth stocks that had succumbed to significant pressure during the last three years. April was a particularly strong month for international stocks as recovering markets overseas and a declining U.S. dollar combined to produce gains not seen by international investors in several months.

The Fund was clearly impacted by the market turbulence, but did outperform the MSCI EAFE Index due to its defensive positioning and strong stock selection in a variety of sectors. For the six-month period ended April 30, 2003, the MEMBERS International Stock Fund returned 3.26%, (Class A shares at net asset value), while the MSCI EAFE Index returned 2.04%. The portfolio's significant overweight position in consumer staples added value during the period. High quality technology stocks out-performed as the overall sector recovered from earlier declines. The Fund's small-cap segment under-performed during the period as a result of underweight positions in the surprisingly resilient Japan and Netherlands markets, but was helped by stock selection in the UK.

Investor enthusiasm regarding emerging market stocks returned in April after a period when geopolitical strife and economic uncertainty took their toll. Prior to the war, stocks in Egypt and Turkey were especially hard hit by regional tensions. Turkey declined permission for use of military bases as launching points for U.S. military action in Iraq, thereby losing a multi-billion dollar aid package offered as an inducement for cooperation. The outbreak of SARS crippled segments of economies in the Far East, but not enough to offset investor enthusiasm late in the period. Latin American stocks were the period's best performers, especially toward the end of the period. The Fund's emerging market segment was helped by holdings in the healthcare, utilities and energy sectors, but was hurt by investments in the telecommunications, information technology, and financial sectors.

While the subadvisor remains uncertain regarding the strength and duration of the economic recovery and the rebound in consumer confidence, it is confident that the Fund's holdings should be well positioned to participate as conditions improve. In the meantime, these companies' strong balance sheets, transparent financial statements, and increasing productivity should allow the Fund to perform well. Independent of the macro-economic environment and geopolitical events, the Fund's focus remains unchanged: to invest in companies that, in the subadvisor's view, possess defensible business models and that have the potential to generate superior returns.

MEMBERS Capital Advisors' Stock Portfolio
       Management Team -- Advisor
Lazard Asset Management -- Subadvisor

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

                            FUND PERFORMANCE REVIEW                           17

                            International Stock Fund

        INTERNATIONAL STOCK FUND CUMULATIVE PERFORMANCE OF $10,000 SINCE
                                INCEPTION(delta)

                       12/29/97
                       Inception 4/30/98 10/31/98  4/30/99 10/31/99  4/30/00 10/31/00  4/30/01 10/31/01  04/30/02 10/31/02 4/30/03
International Stock A   9,425    11,104     9,764   11,084   11,413   10,981   10,353    9,632    7,984    9,044    7,646    7,895
International Stock B  10,000    11,301     9,840   10,916   11,545   11,103   10,413    9,703    8,017    9,291    7,826    7,983
MSCI EAFE              10,000    11,592    11,090   12,035   13,863   14,619   10,410   12,257   10,033   10,613    8,745    8,923

[PERFORMANCE GRAPH]

(delta)This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the index on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Additionally, the MSCI EAFE Index return does not reflect expenses or sales charges. The graphs above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      INTERNATIONAL STOCK FUND GEOGRAPHICAL DIVERSIFICATION OF INVESTMENTS

[PIE CHART]

              Europe (excluding United Kingdom)       40%
              United Kingdom                          23%
              Pacific Basin                           11%
              Japan                                    9%
              Cash and Other Net Assets                4%
              Other Countries                          4%
              Africa                                   3%

-----------------------------------------------------------------------------------------------------------------------------------
                                                      MEMBERS INTERNATIONAL STOCK FUND AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------
                                           % Return Without Sales Charge                    % Return After Sales Charge***
                                    12 Months     3 Years    5 Years       Since      12 Months   3 Years    5 Years       Since
                                      Ended        Ended      Ended      Inception      Ended       Ended     Ended      Inception
                                     4/30/03      4/30/03    4/30/03    to 4/30/03+    4/30/03     4/30/03   4/30/03    to 4/30/03+
                                     -------      -------    -------    -----------    -------     -------   -------    -----------
Class A Shares*                      -12.71%      -10.42%     -6.59%      -3.27%        -17.77%    -12.17%    -7.70%       -4.33%
Class B Shares**                     -13.32       -11.08      -7.28       -3.98         -17.22     -12.12     -7.61        -4.13
Lipper International Fund Index      -16.29       -14.25      -4.57       -1.40             --         --        --           --
MSCI EAFE Index                      -15.92       -15.19      -5.23       -2.11             --         --        --           --

  *  Maximum Sales Charge is 5.75% for A Shares.

 **  Maximum Contingent Deferred Sales Charge is 4.5% for B Shares.

***  Assuming Maximum Applicable Sales Charge.

  +  Fund commenced operations on December 29, 1997.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

    18          CASH RESERVES FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                    Value
Par Value                                                         (Note 2)
---------                                                         --------
COMMERCIAL PAPER (A) - 47.32%

                CONSUMER STAPLES - 5.96%
$    636,000    Coca Cola Co.
                1.210%, due 05/02/03 .....................      $     635,978
   1,300,000    Nestle Finance France SA
                1.210%, due 05/01/03 .....................          1,300,000
                                                                -------------
                                                                    1,935,978
                                                                -------------

                FINANCE - 29.79%
     426,930    Bank America NA
                1.270%, due 05/01/03 .....................            426,930
     869,000    Bank America NA
                1.240%, due 05/02/03 .....................            868,970
     139,050    Bank America NA
                1.240%, due 05/19/03 .....................            138,964
   1,000,000    Corporate Receivables Corp.
                1.250%, due 06/02/03 .....................            998,889
   1,300,000    FCAR Owner Trust Series I
                1.200%, due 05/23/03 .....................          1,299,047
     750,000    Goldman Sachs Group, Inc.
                1.260%, due 07/07/03 .....................            748,241
   1,300,000    Greyhawk Funding LLC
                1.260%, due 05/12/03 .....................          1,299,499
   1,000,000    NESS, LLC
                1.270%, due 05/30/03 .....................            998,977
     900,000    Province De Quebec
                1.260%, due 06/10/03 .....................            898,740
   1,000,000    Three River Funding Corp.
                1.250%, due 05/01/03 .....................          1,000,000
   1,000,000    Wells Fargo Bank NA
                1.240%, due 05/06/03 .....................          1,000,000
                                                                -------------
                                                                    9,678,257
                                                                -------------

                HEALTHCARE - 5.41%
   1,000,000    Johnson & Johnson
                1.160%, due 05/01/03 .....................          1,000,000
     760,000    Pzifer, Inc.
                1.210%, due 05/29/03 .....................            759,285
                                                                -------------
                                                                    1,759,285
                                                                -------------

                INFORMATION TECHNOLOGY - 3.08%
   1,000,000    International Business Machines Corp.
                1.280%, due 05/07/03 .....................            999,787
                                                                -------------

                UTILITIES - 3.08%
   1,000,000    Emerson Electric Co.
                1.220%, due 05/09/03 .....................            999,729
                                                                -------------

                TOTAL COMMERCIAL PAPER ...................         15,373,036
                (Cost $15,373,036)                              -------------

CORPORATE NOTES AND BONDS - 20.46%

                CONSUMER STAPLES - 3.09%
   1,000,000    Quaker Oats Co.
                6.910%, due 05/19/03 .....................          1,002,844
                                                                -------------

                FINANCE - 15.00%
   1,000,000    American Express Credit Corp.
                1.33%, due 03/05/04 (G) ..................          1,000,000
     450,000    American General Finance Corp.
                6.170%, due 05/21/03 .....................            450,820

                FINANCE (CONTINUED)
   1,000,000    Caterpillar Financial Services Corp.
                5.470%, due 10/01/03 .....................          1,015,541
     900,000    General Electric Capital Corp.
                1.429%, due 04/22/04 (G) .................            900,902
     500,000    Merrill Lynch & Co., Inc.
                1.780%, due 01/12/04 (G) .................            501,966
   1,000,000    Morgan Stanley Dean Witter
                1.675%, due 04/05/04 (G) .................          1,003,653
                                                                -------------
                                                                    4,872,882
                                                                -------------

                TELECOMMUNICATION - 2.37%
     750,000    BellSouth Corp.
                4.160%, due 04/26/04 (C)(G)                           770,038
                                                                -------------

                TOTAL CORPORATE NOTES AND BONDS                     6,645,764
                (Cost $6,645,764)                               -------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A) - 28.68%

                FEDERAL HOME LOAN BANK - 10.22%
     800,000    4.125%, due 08/15/03 .....................            806,300
   1,500,000    3.125%, due 11/14/03 .....................          1,514,892
   1,000,000    1.250%, due 04/08/04 .....................          1,000,000
                                                                -------------
                                                                    3,321,192
                                                                -------------

                FEDERAL HOME LOAN MORTGAGE CORP.- 6.16%
   1,000,000    1.113%, due 07/08/03 (G) .................            999,877
     500,000    5.750%, due 07/15/03 .....................            504,572
     490,000    5.125%, due 09/15/03 .....................            496,774
                                                                -------------
                                                                    2,001,223
                                                                -------------

                STUDENT LOAN MARKETING ASSOCIATION - 6.16%
   2,000,000    1.191%, due 05/15/03 (G) .................          2,000,000
                                                                -------------

                U.S.TREASURY BILL - 6.14%
   2,000,000    1.155%, due 07/17/03 .....................          1,995,059
                                                                -------------

                TOTAL U.S. GOVERNMENT AND
                AGENCY OBLIGATIONS .......................          9,317,474
                (Cost $9,317,474)                               -------------

  Shares

INVESTMENT COMPANIES - 3.55%
   1,000,000    Nations Cash Reserves Fund ...............          1,000,000
     154,340    SSgA Prime Money Market Fund .............            154,340
                                                                -------------

                TOTAL INVESTMENT COMPANIES                          1,154,340
                 (Cost $1,154,340)                              -------------

TOTAL INVESTMENTS - 100.01% ...............................        32,490,614
(Cost $32,490,614)                                              -------------

NET OTHER ASSETS AND LIABILITIES - (0.01)% .. .............            (3,633)
                                                                -------------
TOTAL NET ASSETS - 100.00% ................................     $  32,486,981
                                                                =============

-----------------
(A)  Rate noted represents annualized yield at time of purchase.

(C) Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)  Floating rate or variable rate notes.

                See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

               BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)      19

                                                                    Value
 Par Value                                                        (Note 2)
 ---------                                                        --------
ASSET BACKED - 4.31%

$    550,000    ABSC Long Beach Home Equity Trust,
                Series 2000-LB1, Class AF5
                8.050%, due 09/21/30 ......................     $     617,125
     600,000    Conseco Finance Securitizations Corp.,
                Series 2001-1, Class M1
                7.535%, due 07/01/32 ......................           456,000
   1,712,596    FMAC Loan Receivables Trust (C)
                6.750%, due 12/15/19 ......................         1,541,336
     700,000    Green Tree Home Equity Loan Trust,
                Series 1999-A, Class B1
                8.970%, due 11/15/27 ......................           728,390
   2,000,000    Long Beach Mortgage Loan Trust, Series
                2002-1, Class M3
                3.820%, due 05/25/32 ......................         1,957,761
   1,500,000    Oakwood Mortgage Investors, Inc., Series
                1999-C, Class M2
                8.750%, due 08/15/27 ......................           990,000
                                                                -------------

                TOTAL ASSET BACKED ........................         6,290,612
                (Cost $6,744,015)                               -------------

COMMERCIAL MORTGAGE BACKED - 7.14%

   1,200,000    Duke Weeks Industrial Trust, Series
                2000-DW1, Class A2 (C)
                7.151%, due 10/10/10 ......................         1,407,219
   1,500,000    Morgan Stanley Capital I, Inc., Series
                1999-CAM1, Class A3
                6.920%, due 03/15/32 ......................         1,685,558
   2,200,000    Morgan Stanley Dean Witter Capital,
                Series 2000-LIFE, Class A2
                7.570%, due 12/15/09 ......................         2,631,651
   2,000,000    Morgan Stanley Dean Witter Capital,
                Series 2000-PRIN, Class A4
                7.490%, due 01/23/15 ......................         2,406,320
   1,930,000    Morgan Stanley Dean Witter Capital,
                Series 2000-LIF2, Class A2
                7.200%, due 10/15/33 ......................         2,280,509
                                                                -------------

                TOTAL COMMERCIAL MORTGAGE BACKED ..........        10,411,257
                (Cost $9,749,857)                               -------------

PRIVATE LABEL MORTGAGE BACKED - 2.95%

     641,624    Bank of America Funding Corp., Series
                2002-1, Class A2
                7.000%, due 04/20/32 ......................           649,830
   1,131,027    Bank of America Mortgage Securities,
                Inc., Series 2002-9, Class 3A2
                6.000%, due 10/25/17 ......................         1,164,283
   1,600,000    Countrywide Alternative Loan Trust,
                Series 2002-5, Class A10
                6.750%, due 06/25/32 ......................         1,687,931
     786,985    Residential Asset Securitization Trust,
                Series 2002-A1, Class A2
                5.350%, due 09/25/26 ......................           792,077
                                                                -------------

                TOTAL PRIVATE LABEL MORTGAGE BACKED .......         4,294,121
                (Cost $4,218,568)                               -------------

CORPORATE NOTES AND BONDS - 29.33%

                AEROSPACE/DEFENSE - 0.48%
     250,000    Lockheed Martin Corp.
                7.250%, due 05/15/06 ......................           283,056
     400,000    Raytheon Co.
                4.500%, due 11/15/07 ......................           412,016
                                                                -------------
                                                                      695,072
                                                                -------------

                BASIC INDUSTRIES - 1.13%
     300,000    International Paper Co.
                8.125%, due 07/08/05 ......................           335,934
     200,000    International Paper Co.
                7.875%, due 08/01/06 ......................           229,633
   1,000,000    Weyerhaeuser Co.
                6.875%, due 12/15/33 ......................         1,076,081
                                                                -------------
                                                                    1,641,648
                                                                -------------

                BASIC MATERIALS - 0.65%
     850,000    Abitibi-Consolidated, Inc.
                8.850%, due 08/01/30 ......................           941,911
                                                                -------------

                CABLE - 1.03%
     500,000    Comcast Corp.
                8.375%, due 05/01/07 ......................           577,560
     500,000    Cox Communications, Inc.
                6.875%, due 06/15/05 ......................           546,498
     350,000    TCI Communications, Inc.
                8.650%, due 09/15/04 ......................           377,280
                                                                -------------
                                                                    1,501,338
                                                                -------------

                CAPITAL GOODS - 0.87%
     500,000    Bombardier Capital, Inc. (C)
                6.125%, due 06/29/06 ......................           470,000
     250,000    Caterpillar Financial Services Corp.
                7.590%, due 12/10/03 ......................           259,286
     500,000    United Technologies Corp.
                6.625%, due 11/15/04 ......................           534,804
                                                                -------------
                                                                    1,264,090
                                                                -------------

                CHEMICALS - 0.74%
   1,000,000    Dow Chemical Co.
                5.750%, due 12/15/08 ......................         1,077,572
                                                                -------------

                COMMUNICATION SERVICES - 0.69%
   1,000,000    Clear Channel Communications, Inc.
                4.250%, due 05/15/09 ......................         1,004,320
                                                                -------------

                CONSUMER STAPLES - 0.99%
     750,000    Coca Cola Enterprises, Inc.
                4.375%, due 09/15/09 ......................           782,861
     625,000    Safeway, Inc.
                6.850%, due 09/15/04 ......................           662,002
                                                                -------------
                                                                    1,444,863
                                                                -------------

                ENERGY - 2.17%
     500,000    Burlington Resources Finance Co.
                5.700%, due 03/01/07 ......................           543,881
     600,000    Conoco, Inc.
                5.900%, due 04/15/04 ......................           623,588
     500,000    Occidental Petroleum Corp.
                5.875%, due 01/15/07 ......................           547,640
     400,000    Phillips Petroleum Co.
                8.500%, due 05/25/05 ......................           451,720

                 See accompanying Notes to Financial Statements.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

     20       BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                                    Value
 Par Value                                                         (Note 2)
 ---------                                                         --------
CORPORATE NOTES AND BONDS (CONTINUED)

                ENERGY (CONTINUED)
$    500,000    Sunoco, Inc.
                7.125%, due 03/15/04 ......................     $     522,434
     450,000    Texaco Capital, Inc.
                5.700%, due 12/01/08 ......................           476,510
                                                                -------------
                                                                    3,165,773
                                                                -------------
                FINANCE - 7.36%
     750,000    AARP (C)
                7.500%, due 05/01/31 ......................           898,156
     500,000    AIG SunAmerica Global Financing XII (C)
                5.300%, due 05/30/07 ......................           537,482
     500,000    American General Finance Corp.
                5.750%, due 03/15/07 ......................           544,672
     850,000    Bank America Corp.
                4.875%, due 01/15/13 ......................           872,663
     500,000    Bear Stearns Cos., Inc.
                7.800%, due 08/15/07 ......................           590,221
   1,000,000    Cendant Corp.
                6.250%, due 01/15/08 ......................         1,068,091
     250,000    CIT Group, Inc.
                5.570%, due 12/08/03 ......................           255,115
     750,000    Countrywide Home Loans, Inc.
                5.250%, due 06/15/04 ......................           779,394
     500,000    General Electric Global Insurance Corp.
                7.000%, due 02/15/26 ......................           530,667
     750,000    Goldman Sachs Group, Inc.
                5.700%, due 09/01/12 ......................           798,823
     750,000    Household Finance Corp.
                6.500%, due 11/15/08 ......................           836,638
     500,000    MBNA America Bank N.A.
                6.875%, due 07/15/04 ......................           526,706
     500,000    Merrill Lynch & Co., Inc.
                7.375%, due 05/15/06 ......................           564,571
     500,000    U.S. Bank N.A.
                6.300%, due 02/04/14 ......................           568,915
     750,000    Wachovia Corp.
                4.950%, due 11/01/06 ......................           806,695
     500,000    Washington Mutual Finance
                6.250%, due 05/15/06 ......................           549,775
                                                                -------------
                                                                   10,728,584
                                                                -------------
                HEALTHCARE - 1.24%
   1,000,000    HCA, Inc.
                6.870%, due 09/15/03 ......................         1,013,258
     800,000    Tenet Healthcare Corp.
                7.375%, due 02/01/13 ......................           790,000
                                                                -------------
                                                                    1,803,258
                                                                -------------

                INDUSTRIALS - 3.44%
   1,000,000    Daimler Chrysler North America Hl
                4.750%, due 01/15/08 ......................         1,033,055
     500,000    Ford Motor Credit Co. (G)
                1.508%, due 04/28/05 ......................           472,171
     500,000    Ford Motor Credit Co.
                7.600%, due 08/01/05 ......................           524,153
     800,000    General Electric Co.
                5.000%, due 02/01/13 ......................           826,863
     500,000    General Motors Acceptance Corp.
                6.125%, due 08/28/07 ......................           519,207
     600,000    General Motors Acceptance Corp.
                6.875%, due 09/15/11 ......................           611,512

                INDUSTRIALS (CONTINUED)
     500,000    Waste Management, Inc.
                7.000%, due 10/01/04 ......................           531,387
     450,000    Waste Management, Inc.
                6.375%, due 11/15/12 ......................           498,598
                                                                -------------
                                                                    5,016,946
                                                                -------------
                PIPELINE - 0.72%
     250,000    ENSERCH Corp.
                6.375%, due 02/01/04 ......................           247,500
     750,000    Kinder Morgan, Inc.
                6.650%, due 03/01/05 ......................           810,236
                                                                -------------
                                                                    1,057,736
                                                                -------------

                REITS - 0.89%
     500,000    Avalonbay Communities, Inc.
                6.580%, due 02/15/04 ......................           518,667
     750,000    EOP Operating LP
                6.500%, due 06/15/04 ......................           786,301
                                                                -------------
                                                                    1,304,968
                                                                -------------
                TELECOMMUNICATIONS - 2.21%
     750,000    Bellsouth Capital Funding Corp.
                7.875%, due 02/15/30 ......................           966,576
     750,000    SBC Communications, Inc.
                5.875%, due 08/15/12 ......................           823,993
     250,000    Sprint Capital Corp.
                7.125%, due 01/30/06 ......................           263,750
     200,000    Telephone & Data Systems, Inc.
                7.000%, due 08/01/06 ......................           209,946
     500,000    Verizon Wireless Capital LLC
                5.375%, due 12/15/06 ......................           538,809
     400,000    Vodafone Group PLC
                6.250%, due 11/30/32 ......................           427,184
                                                                -------------
                                                                    3,230,258
                                                                -------------

                TRANSPORTATION - 1.59%
     750,000    Burlington Northern Santa Fe Corp.
                6.375%, due 12/15/05 ......................           829,544
     750,000    Norfolk Southern Corp.
                7.250%, due 02/15/31 ......................           877,275
     600,000    Southwest Airlines Co.
                8.750%, due 10/15/03 ......................           616,478
                                                                -------------
                                                                    2,323,297
                                                                -------------
                UTILITIES - 3.13%
     750,000    DTE Energy Co.
                6.450%, due 06/01/06 ......................           821,497
     500,000    Energy East Corp.
                8.050%, due 11/15/10 ......................           594,871
     500,000    FirstEnergy Corp., Series A
                5.500%, due 11/15/06 ......................           528,352
     750,000    Niagara Mohawk Power Co.
                7.750%, due 05/15/06 ......................           849,748
     250,000    Progress Energy, Inc.
                7.750%, due 03/01/31 ......................           304,960
     600,000    Virginia Electric & Power Co., Series A
                5.750%, due 03/31/06 ......................           648,068
     750,000    Wisconsin Electric Power Co.
                6.500%, due 06/01/28 ......................           820,994
                                                                -------------
                                                                    4,568,490
                                                                -------------

                TOTAL CORPORATE NOTES AND BONDS ...........        42,770,124
                (Cost $40,390,975)                              -------------


                See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

            BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)   21

                                                                        Value
 Par Value                                                             (Note 2)
 ---------                                                             --------
MORTGAGE BACKED - 29.29%

                FEDERAL HOME LOAN MORTGAGE CORP.- 7.87%
$  1,643,028    7.000%, due 07/15/27 Series 1974 Class ZA ......     $   1,768,642
   2,500,000    5.500%, due 05/15/28 Series 2519 Class NG ......         2,617,926
   2,630,000    6.000%, due 02/15/30 Series 2470 Class BA ......         2,793,536
      56,121    8.000%, due 06/01/30 Pool # C01005 .............            60,588
   1,000,000    6.500%, due 07/15/30 Series 2351 Class PX ......         1,050,836
     270,008    7.000%, due 03/01/31 Pool # C48133 .............           284,865
   1,029,105    6.500%, due 01/01/32 Pool # C62333 .............         1,074,447
   1,759,902    6.000%, due 09/01/32 Pool # C70558 .............         1,832,657
                                                                     -------------
                                                                        11,483,497
                                                                     -------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.62%
     515,062    6.100%, due 04/01/11 Pool # 383475 .............           575,625
   2,200,000    5.500%, due 12/25/14 Series 2002-55 Class QC ...         2,308,981
     307,796    6.000%, due 05/01/16 Pool # 582558 .............           322,671
     905,971    5.500%, due 09/01/17 Pool # 657335 .............           943,100
     568,399    6.000%, due 05/01/21 Pool # 253847 .............           594,854
   1,928,594    5.500%, due 12/01/22 Pool # 254587 .............         2,000,220
   1,600,000    6.000%, due 03/25/27 Series 1998-63 Class PG ...         1,668,259
   1,200,000    6.000%, due 11/01/31 Series 2001-72 Class NC ...         1,248,717
     736,552    7.000%, due 11/01/31 Pool # 607515 .............           778,218
     961,360    6.000%, due 02/01/32 Pool # 611619 .............         1,001,874
   1,610,837    6.500%, due 03/01/32 Pool # 631377 .............         1,683,051
     282,561    7.000%, due 05/01/32 Pool # 644591 .............           298,545
   2,996,228    5.500%, due 04/01/33 Pool # 690206 .............         3,082,931
   2,500,000    5.000%, due 12/31/33 TBA (H) ...................         2,564,844
   2,500,000    5.500%, due 12/31/33 TBA (H) ...................         2,599,220
   2,500,000    5.500%, due 12/31/33 TBA (H) ...................         2,557,031
                                                                     -------------
                                                                        24,228,141
                                                                     -------------

                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.80%
      86,432    8.000%, due 10/20/15 Pool # 002995 .............            93,029
   1,897,813    6.500%, due 09/20/28 Series 1998-21 Class ZB ...         2,055,885
     422,917    6.500%, due 02/20/29 Pool # 2714 ...............           443,139
      79,255    7.500%, due 05/20/30 Pool # 2921 ...............            84,150
   1,500,000    6.500%, due 08/16/30 Series 2001-10 Class PD ...         1,598,001
     165,372    7.500%, due 08/20/30 Pool # 002957 .............           175,586
     411,723    6.500%, due 04/20/31 Pool # 003068 .............           430,942
   2,000,000    6.000%, due 07/20/32 Series 2002-50 Class PE ...         2,122,199
                                                                     -------------
                                                                         7,002,931
                                                                     -------------
                TOTAL MORTGAGE BACKED ..........................        42,714,569
                (Cost $41,537,630)                                   -------------

U.S.GOVERNMENT AND AGENCY OBLIGATIONS - 24.00%

                FEDERAL FARM CREDIT BANK - 0.78%
     500,000    6.125%, due 12/29/15 ...........................           571,848
     500,000    5.875%, due 10/03/16 ...........................           558,350
                                                                     -------------
                                                                         1,130,198
                                                                     -------------

                FEDERAL HOME LOAN MORTGAGE CORP.- 2.89%
   2,000,000    6.875%, due 01/15/05 ...........................         2,178,826
   1,000,000    4.700%, due 12/06/05 ...........................         1,002,771
     250,000    5.375%, due 08/16/06 ...........................           261,312
     750,000    5.750%, due 04/29/09 ...........................           778,372
                                                                     -------------
                                                                         4,221,281
                                                                     -------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.60%
   1,000,000    5.000%, due 01/20/07 ...........................         1,027,591
   2,000,000    5.250%, due 03/22/07 ...........................         2,074,230
   2,950,000    6.400%, due 05/14/09 ...........................         3,084,387
     500,000    6.250%, due 07/19/11 ...........................           525,036
                                                                     -------------
                                                                         6,711,244
                                                                     -------------

                U.S.TREASURY BONDS - 1.14%
     500,000    11.125%, due 08/15/03 ..........................           514,414
     500,000    9.125%, due 05/15/09 ...........................           540,059
     500,000    6.250%, due 05/15/30 ...........................           602,480
                                                                     -------------
                                                                         1,656,953
                                                                     -------------

                U.S.TREASURY NOTES - 14.59%
   3,000,000    6.500%, due 08/15/05 ...........................         3,328,827
   6,100,000    5.750%, due 11/15/05 ...........................         6,704,040
   4,000,000    4.625%, due 05/15/06 ...........................         4,308,592
   3,000,000    3.500%, due 11/15/06 ...........................         3,127,266
   3,000,000    4.750%, due 11/15/08 ...........................         3,262,149
     500,000    4.875%, due 02/15/12 ...........................           542,071
                                                                     -------------
                                                                        21,272,945
                                                                     -------------

                TOTAL U.S.GOVERNMENT AND
                AGENCY OBLIGATIONS .............................        34,992,621
                (Cost $34,261,886)                                   -------------

  Shares

INVESTMENT COMPANIES - 23.23%
   1,500,000    One Group Institutional Prime Money
                Market Fund ....................................         1,500,000
   7,170,068    SSgA Prime Money Market Fund ...................         7,170,069
  25,198,360    State Street Navigator Securities
                Lending Prime Portfolio (I) ....................        25,198,360
                                                                     -------------

                TOTAL INVESTMENT COMPANIES .....................        33,868,429
                (Cost $33,868,429)                                   -------------

OTHER INVESTMENTS (I) - 0.37% ..................................           534,929
(Cost $534,929)                                                      -------------
TOTAL INVESTMENTS - 120.62% ....................................       175,876,662
(Cost $171,306,289)                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (20.62)%                            (30,060,499)
                                                                     -------------
TOTAL NET ASSETS - 100.00% .....................................     $ 145,816,163
                                                                     =============

-------------------------
(C) Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)  Floating rate or variable rate note.

(H)  Security purchased on a delayed delivery or when-issued basis.

(I)  Represents collateral held in connection with securities lending.

TBA  To Be Announced.

                 See accompanying Notes to Financial Statements.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

    22          HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                         Value
 Par Value                                                              (Note 2)
 ---------                                                              --------
ASSET BACKED - 0.29%

                INDUSTRIALS - 0.29%
$    148,079    Continental Airlines, Inc.,
                Series 991A, Class B
                6.545%, due 02/02/19 ...........................     $     128,713
                                                                     -------------

                TOTAL ASSET BACKED .............................           128,713
                (Cost $129,401)                                      -------------

COMMERCIAL MORTGAGE BACKED - 0.34%
     180,000    Commercial Mortgage Acceptance Corp.,
                Series 1998-C2, Class F
                5.440%, due 09/15/30 ...........................           151,303
                                                                     -------------

                TOTAL COMMERCIAL MORTGAGE BACKED ...............           151,303
                (Cost $128,651)                                      -------------

CORPORATE NOTES AND BONDS - 92.92%

                AEROSPACE/DEFENSE - 2.39%
     125,000    Alliant Techsystems, Inc.
                8.500%, due 05/15/11 ...........................           136,250
      30,000    Hexcel Corp. (C)
                9.875%, due 10/01/08 ...........................            32,100
     140,000    K & F Industries, Inc., Series B
                9.250%, due 10/15/07 ...........................           145,950
      55,000    K & F Industries, Inc.
                9.625%, due 12/15/10 ...........................            59,400
     385,000    L 3 Communications Corporation
                7.625%, due 06/15/12 ...........................           424,463
     270,000    Moog, Inc., Series B
                10.000%, due 05/01/06 ..........................           270,000
                                                                     -------------
                                                                         1,068,163
                                                                     -------------

                BASIC MATERIALS - 4.88%
     100,000    Abitibi-Consolidated, Inc.
                8.550%, due 08/01/10 ...........................           113,163
      37,000    Abitibi-Consolidated, Inc.
                8.850%, due 08/01/30 ...........................            41,001
      90,000    Buckeye Technologies, Inc.
                9.250%, due 09/15/08 ...........................            88,200
     255,000    Buckeye Technologies, Inc.
                8.000%, due 10/15/10 ...........................           234,600
     225,000    Dresser, Inc.
                9.375%, due 04/15/11 ...........................           231,750
     115,000    FiberMark, Inc.
                10.750%, due 04/15/11 ..........................           116,150
     105,000    Foamex L P/Foamex Cap Corp.
                10.750%, due 04/01/09 ..........................            73,500
      30,000    Huntsman International LLC
                9.875%, due 03/01/09 ...........................            32,550
     665,000    Huntsman International LLC
                10.125%, due 07/01/09 ..........................           684,950
     117,000    Interface, Inc., Series A
                10.375%, due 02/01/10 ..........................           106,470
      65,000    Sovereign Specialty Chemicals, Inc.
                11.875%, due 03/15/10 ..........................            63,700

                BASIC MATERIALS (CONTINUED)
      50,000    Specialty Paperboard, Inc.
                9.375%, due 10/15/06 ...........................            48,750
     340,000    Tembec Industries, Inc.
                7.750%, due 03/15/12 ...........................           345,100
                                                                     -------------
                                                                         2,179,884
                                                                     -------------

                BUILDING AND CONSTRUCTION - 5.11%
     505,000    American Standard, Inc.
                7.375%, due 02/01/08 ...........................           545,400
      25,000    American Standard, Inc.
                7.625%, due 02/15/10 ...........................            27,250
     160,000    Atrium Cos., Inc., Series B
                10.500%, due 05/01/09 ..........................           168,000
      85,000    Corrections Corp. of America
                9.875%, due 05/01/09 ...........................            92,650
     235,000    D. R. Horton, Inc.
                8.000%, due 02/01/09 ...........................           254,975
      40,000    D. R. Horton, Inc.
                6.875%, due 05/01/13 ...........................            40,900
      85,000    Formica Corp., Series B (E)
                10.875%, due 03/01/09 ..........................            21,250
     415,000    Georgia Pacific Corp. (C)
                9.375%, due 02/01/13 ...........................           456,500
      55,000    International Wire Group, Inc.
                11.750%, due 06/01/05 ..........................            40,700
     140,000    Joy Global, Inc., Series B
                8.750%, due 03/15/12 ...........................           151,200
     150,000    MMI Products, Inc., Series B
                11.250%, due 04/15/07 ..........................           112,500
     280,000    Nortek, Inc., Series B
                9.250%, due 03/15/07 ...........................           288,750
      80,000    Nortek, Inc., Series B
                8.875%, due 08/01/08 ...........................            82,800
                                                                     -------------
                                                                         2,282,875
                                                                     -------------

                CHEMICALS AND DRUGS - 1.85%
     150,000    Acetex Corp. (D)
                10.875%, due 08/01/09 ..........................           165,000
     125,000    Alpharma, Inc.
                8.625%, due 05/01/11 ...........................           129,375
      60,000    Lyondell Chemical Co., Series A
                9.625%, due 05/01/07 ...........................            61,800
      15,000    Lyondell Chemical Co., Series B
                9.875%, due 05/01/07 ...........................            15,450
     175,000    Lyondell Chemical Co.
                9.500%, due 12/15/08 ...........................           178,500
      50,000    Lyondell Chemical Co.
                11.125%, due 07/15/12 ..........................            54,000
     150,000    MacDermid, Inc.
                9.125%, due 07/15/11 ...........................           166,500
      50,000    Noveon, Inc., Series B
                11.000%, due 02/28/11 ..........................            56,500
       1,597    Sterling Chemicals, Inc.
                10.000%, due 12/19/07 PIK ......................             1,437
                                                                     -------------
                                                                           828,562
                                                                     -------------

                See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

       HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)   23

                                                                         Value
 Par Value                                                              (Note 2)
 ---------                                                              --------
CORPORATE NOTES AND BONDS (CONTINUED)

                COMMUNICATIONS - 5.05%
$    215,000    Alamosa PCS Holdings, Inc. (B)
                12.875%, due 02/15/10 ..........................     $      94,600
     130,000    Centennial Cellular Operating Co.
                10.750%, due 12/15/08 ..........................           108,550
     240,000    Charter Communications Holdings LLC
                8.250%, due 04/01/07 ...........................           159,600
     530,000    Charter Communications Holdings LLC
                8.625%, due 04/01/09 ...........................           348,475
     225,000    DIRECTV Holdings LLC (C)
                8.375%, due 03/15/13 ...........................           252,000
      75,000    Emmis Communications Corp., Series B
                8.125%, due 03/15/09 ...........................            79,125
     170,000    Emmis Communications Corp. (B)
                12.500%, due 03/15/11 ..........................           149,600
      15,000    Esprit Telecom Group PLC (D)(E)
                10.875%, due 06/15/08 ..........................                 2
      10,000    Lenfest Communications, Inc.
                8.375%, due 11/01/05 ...........................            11,239
      35,000    Lenfest Communications, Inc.
                10.500%, due 06/15/06 ..........................            41,409
      50,000    Lenfest Communications, Inc.
                8.250%, due 02/15/08 ...........................            52,782
     265,000    Nextel Communications, Inc. (B)
                9.950%, due 02/15/08 ...........................           278,250
     430,000    Qwest Services Corp. (C)
                13.500%, due 12/15/10 ..........................           477,300
     175,000    Telewest Communications PLC (B)(D)(E)
                9.250%, due 04/15/09 ...........................            35,000
      20,000    Telewest Communications PLC (B)(D)(E)
                11.375%, due 02/01/10 ..........................             3,700
      70,000    Triton PCS Holdings, Inc. (B)
                11.000%, due 05/01/08 ..........................            70,175
     100,000    Triton PCS, Inc.
                8.750%, due 11/15/11 ...........................            93,000
                                                                     -------------
                                                                         2,254,807
                                                                     -------------

                CONSUMER CYCLICALS - 0.97%
     230,000    Burns Philip Capital Property, Ltd. (C)(D)
                9.750%, due 07/15/12 ...........................           230,000
     105,000    Dura Operating Corp., Series D
                9.000%, due 05/01/09 ...........................           100,275
      70,000    Lear Corp., Series B
                8.110%, due 05/15/09 ...........................            78,750
      65,000    WestPoint Stevens, Inc.
                7.875%, due 06/15/05 ...........................            12,675
      60,000    WestPoint Stevens, Inc.
                7.875%, due 06/15/08 ...........................            11,100
                                                                     -------------
                                                                           432,800
                                                                     -------------

                CONSUMER SERVICES - 2.84%
      70,000    Iron Mountain, Inc
                7.750%, due 01/15/15 ...........................            75,250
     425,000    Iron Mountian, Inc.
                8.625%, due 04/01/13 ...........................           463,250
     155,000    Michael Foods, Inc., Series B
                11.750%, due 04/01/11 ..........................           176,700

                CONSUMER SERVICES (CONTINUED)
     175,000    Roundy's, Inc.
                8.875%, due 06/15/12 ...........................           180,250
     240,000    United Rentals, Inc., Series B
                10.750%, due 04/15/08 ..........................           259,200
      90,000    United Rentals, Inc.
                9.250%, due 01/15/09 ...........................            86,400
      90,000    Venture Holdings Trust, Series B (E)
                9.500%, due 07/01/05 ...........................            26,550
                                                                     -------------
                                                                         1,267,600
                                                                     -------------

                CONSUMER STAPLES - 1.84%
      25,000    Fage Dairy Industries S.A. (D)
                9.000%, due 02/01/07 ...........................            24,281
      90,000    Finlay Enterprises, Inc.
                9.000%, due 05/01/08 ...........................            89,100
      45,000    Remington Arms Company, Inc. (C)
                10.500%, due 02/01/11 ..........................            48,600
     185,000    Samsonite Corp.
                10.750%, due 06/15/08 ..........................           174,825
     235,000    Sealy Mattress Co., Series B
                9.875%, due 12/15/07 ...........................           242,050
     225,000    Simmons Co., Series B
                10.250%, due 03/15/09 ..........................           243,000
                                                                     -------------
                                                                           821,856
                                                                     -------------

                CONTAINERS/PACKAGING - 7.48%
     240,000    Ball Corp.
                8.250%, due 08/01/08 ...........................           252,000
     209,000    Corporacion Durango, S.A., Series A (C)(D)(E)
                13.750%, due 07/15/09 ..........................            96,140
     210,000    Crown European Holdings S.A. (C)(D)
                9.500%, due 03/01/11 ...........................           223,650
      40,000    Crown European Holdings S.A. (C)(D)
                10.250%, due 03/01/11 ..........................            46,513
     135,000    Crown European Holdings S.A.
                10.875%, due 03/01/13 ..........................           145,462
      75,000    Graphic Packaging Corp.
                8.625%, due 02/15/12 ...........................            78,750
     125,000    Greif Bros. Corp., Series A
                8.875%, due 08/01/12 ...........................           132,500
     325,000    Jefferson Smurfit Corp.
                8.250%, due 10/01/12 ...........................           353,437
     170,000    Kappa Beheer BV (D)
                10.625%, due 07/15/09 ..........................           182,113
     115,000    Owens Brockway Glass Container, Inc.
                8.750%, due 11/15/12 ...........................           122,762
     200,000    Owens Brockway Glass Container, Inc. (C)
                8.250%, due 05/15/13 ...........................           202,000
     295,000    Owens-Brockway Glass Container, Inc.
                8.875%, due 02/15/09 ...........................           316,388
      35,000    Plastipak Holdings, Inc. (C)
                10.750%, due 09/01/11 ..........................            37,800
     220,000    Plastipak Holdings, Inc.
                10.750%, due 09/01/11 ..........................           237,600
     230,000    Pliant Corp.
                13.000%, due 06/01/10 ..........................           212,750
     415,000    Riverwood International Corp.
                10.625%, due 08/01/07 ..........................           433,675

                 See accompanying Notes to Financial Statements.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

   24       HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                                         Value
Par Value                                                               (Note 2)
---------                                                               --------
CORPORATE NOTES AND BONDS (CONTINUED)

                CONTAINERS/PACKAGING (CONTINUED)
$     20,000    Riverwood International Corp.
                10.875%, due 04/01/08 ..........................     $      20,650
     240,000    Silgan Holdings, Inc.
                9.000%, due 06/01/09 ...........................           249,600
                                                                     -------------
                                                                         3,343,790
                                                                     -------------

                DURABLE GOODS - 1.83%
     120,000    American Axle & Manufacturing, Inc.
                9.750%, due 03/01/09 ...........................           130,800
      80,000    ArvinMeritor, Inc.
                8.750%, due 03/01/12 ...........................            86,400
     140,000    Collins & Aikman Products
                10.750%, due 12/31/11 ..........................           143,500
      30,000    Dana Corp.
                10.125%, due 03/15/10 ..........................            33,600
     140,000    Dana Corp.
                9.000%, due 08/15/11 ...........................           151,900
      35,000    Delco Remy International, Inc.
                8.625%, due 12/15/07 ...........................            31,500
      75,000    Hayes Lemmerz International, Inc. (C)(E)
                11.875%, due 06/15/06 ..........................            37,500
      65,000    Metaldyne Corp.
                11.000%, due 06/15/12 ..........................            56,550
      85,000    Motors and Gears, Inc., Series D
                10.750%, due 11/15/06 ..........................            74,375
      65,000    Rexnord Corp. (C)
                10.125%, due 12/15/12 ..........................            69,875
                                                                     -------------
                                                                           816,000
                                                                     -------------

                ENERGY - 8.97%
     150,000    AES Corp.
                8.875%, due 02/15/11 ...........................           143,250
     135,000    Amerigas Partners L.P.
                8.875%, due 05/20/11 ...........................           145,800
     160,000    Belden & Blake Corp., Series B
                9.875%, due 06/15/07 ...........................           148,800
     160,000    Calpine Corp.
                8.500%, due 02/15/11 ...........................           116,800
     250,000    Centerpoint Energy Resources Corp. (C)
                7.875%, due 04/01/13 ...........................           286,875
     320,000    Chesapeake Energy Corp.
                8.125%, due 04/01/11 ...........................           345,600
     115,000    Citgo Petroleum Corp. (C)
                11.375%, due 02/01/11 ..........................           128,225
      45,000    Continental Resources, Inc.
                10.250%, due 08/01/08 ..........................            44,550
     170,000    Encore Acquisition Co.
                8.375%, due 06/15/12 ...........................           181,050
     100,000    Gazprom OAO (C)(D)
                9.625%, due 03/01/13 ...........................           106,500
      15,000    Grant Prideco, Inc.
                9.000%, due 12/15/09 ...........................            16,425
     195,000    Hanover Equipment Trust
                8.750%, due 09/01/11 ...........................           198,900
      75,000    Illinois Power Co.
                11.500%, due 12/15/10 ..........................            84,000

                ENERGY (CONTINUED)
     100,000    Magnum Hunter Resources, Inc.
                9.600%, due 03/15/12 ...........................           108,000
      63,000    P&L Coal Holdings Corp., Series B
                8.875%, due 05/15/08 ...........................            65,914
     181,000    Peabody Energy Corp., Series B
                9.625%, due 05/15/08 ...........................           190,050
     130,000    Peabody Energy Corp. (C)
                6.875%, due 03/15/13 ...........................           135,200
      69,000    Pemex Project Funding Master
                Trust
                9.125%, due 10/13/10 ...........................            82,800
      60,000    Pioneer Natural Resources Co.
                9.625%, due 04/01/10 ...........................            73,792
     170,000    Pioneer Natural Resources Co.
                7.500%, due 04/15/12 ...........................           193,014
      80,000    SESI LLC
                8.875%, due 05/15/11 ...........................            84,800
     170,000    Southern Natural Gas Co. (C)
                8.875%, due 03/15/10 ...........................           187,850
      40,000    Stone Energy Corp.
                8.250%, due 12/15/11 ...........................            41,700
      85,000    TECO Energy, Inc.
                10.500%, due 12/01/07 ..........................            96,475
      45,000    Tesoro Petroleum Corp. (C)
                8.000%, due 04/15/08 ...........................            46,575
     125,000    Tesoro Petroleum Corp., Series B
                9.000%, due 07/01/08 ...........................           119,375
      15,000    Tesoro Petroleum Corp.
                9.625%, due 04/01/12 ...........................            14,400
     200,000    TXU Corp.
                6.375%, due 06/15/06 ...........................           213,000
     155,000    Vintage Petroleum, Inc.
                8.250%, due 05/01/12 ...........................           165,462
     220,000    Westport Resources Corp.
                8.250%, due 11/01/11 ...........................           239,800
                                                                     -------------
                                                                         4,004,982
                                                                     -------------

                FINANCE - 2.17%
      90,000    Ford Motor Credit Co.
                7.250%, due 10/25/11 ...........................            90,225
     160,000    MDP Acquisitions PLC (C)
                9.625%, due 10/01/12 ...........................           173,600
     130,000    PCA LLC/ PCA Finance Corp
                11.875%, due 08/01/09 ..........................           137,150
     310,000    Willis Corroon Corp.
                9.000%, due 02/01/09 ...........................           331,700
     210,000    Yell Finance BV (D)
                10.750%, due 08/01/11 ..........................           235,200
                                                                     -------------
                                                                           967,875
                                                                     -------------

                HEALTHCARE SERVICES - 2.38%
     235,000    Alliance Imaging, Inc.
                10.375%, due 04/15/11 ..........................           220,900
     155,000    AmerisourceBergen Corp. (C)
                7.250%, due 11/15/12 ...........................           164,300
     150,000    Beverly Enterprises, Inc.
                9.625%, due 04/15/09 ...........................           132,000
     195,000    HCA-Healthcare Co.
                7.875%, due 02/01/11 ...........................           219,467

                See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

    HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)     25

                                                                         Value
 Par Value                                                              (Note 2)
 ---------                                                              --------
CORPORATE NOTES AND BONDS (CONTINUED)

                HEALTHCARE SERVICES (CONTINUED)
$     35,000    InSight Health Services Corp.
                9.875%, due 11/01/11 ...........................     $      32,900
      35,000    NDCHealth Corp. (C)
                10.500%, due 12/01/12 ..........................            37,100
      15,000    Prime Medical Services, Inc.
                8.750%, due 04/01/08 ...........................            14,175
     130,000    Tenet Healthcare Corp.
                6.500%, due 06/01/12 ...........................           123,175
     110,000    Triad Hospitals, Inc., Series B
                8.750%, due 05/01/09                                       119,625
                                                                     -------------
                                                                         1,063,642
                                                                     -------------
                INDUSTRIALS - 5.91%
      23,000    Actuant Corp.
                13.000%, due 05/01/09 ..........................            26,910
     110,000    Blount, Inc.
                7.000%, due 06/15/05 ...........................            99,000
      15,000    Blount, Inc.
                13.000%, due 08/01/09 ..........................            10,725
     140,000    Cascades, Inc. (C)(D)
                7.250%, due 02/15/13 ...........................           147,700
      55,000    Cummins, Inc. (C)
                9.500%, due 12/01/10 ...........................            59,400
     195,000    General Binding Corp.
                9.375%, due 06/01/08 ...........................           186,225
      45,000    HMP Equity Holdings Corp. (C)
                0.000%, due 05/15/08 Zero Coupon ...............            21,346
      50,000    JLG Industries, Inc. (C)
                8.250%, due 05/01/08 ...........................            50,000
     365,000    Johnsondiversey, Inc.
                9.625%, due 05/15/12 ...........................           402,413
      15,000    Johnsondiversey, Inc., Series B (F)
                9.625%, due 05/15/12 ...........................            17,610
      95,000    Manitowoc Co., Inc. (F)
                10.375%, due 05/15/11 ..........................           107,282
      95,000    Manitowoc Co., Inc.
                10.500%, due 08/01/12 ..........................           103,550
     175,000    Navistar International Corp., Series B
                9.375%, due 06/01/06 ...........................           186,812
     100,000    Ocean Rig ASA (D)
                10.250%, due 06/01/08 ..........................            90,000
     120,000    SPX Corp.
                7.500%, due 01/01/13 ...........................           130,800
     110,000    Tenneco Automotive, Inc.
                11.625%, due 10/15/09 ..........................            97,350
     120,000    TRW Automotive Acquisition Corp. (C)
                9.375%, due 02/15/13 ...........................           131,100
      50,000    TRW Automotive Acquisition Corp. (C)
                11.000%, due 02/15/13 ..........................            54,750
     300,000    Tyco Intl Group SA (D)
                6.750%, due 02/15/11 ...........................           300,000
     340,000    Tyco Intl Group SA (D)
                7.000%, due 06/15/28 ...........................           319,600
      90,000    Waste Management, Inc.
                6.375%, due 11/15/12 ...........................            99,719
                                                                     -------------
                                                                         2,642,292
                                                                     -------------
                MACHINERY - 2.13%
     295,000    AGCO Corp.
                9.500%, due 05/01/08 ...........................           321,550
     135,000    Columbus McKinnon Corp.
                8.500%, due 04/01/08 ...........................            95,850
      75,000    Terex Corp.
                8.875%, due 04/01/08 ...........................            78,000
     305,000    Terex Corp.
                10.375%, due 04/01/11 ..........................           338,550
     160,000    Thermadyne Holdings Corp. (B)(E)
                12.500%, due 06/01/08 ..........................                16
      80,000    Thermadyne Manufacturing LLC / Capital Corp. (E)
                9.875%, due 06/01/08............................             3,300
     115,000    Xerox Capital (Europe) PLC (D)
                5.875%, due 05/15/04 ...........................           115,863
                                                                     -------------
                                                                           953,129
                                                                     -------------

                MEDIA - 7.89%
     150,000    Allbritton Communications Co.
                7.750%, due 12/15/12 ...........................           156,000
      65,000    American Media Operations, Inc., Series B
                10.250%, due 05/01/09 ..........................            70,525
     120,000    American Media Operations, Inc. (C)
                8.875%, due 01/15/11 ...........................           129,900
     155,000    AMFM, Inc., Series B
                8.000%, due 11/01/08 ...........................           177,475
     455,000    Cablevision Systems New York Group, Series B
                8.125%, due 08/15/09 ...........................           482,300
     210,000    Canwest Media, Inc. (D)
                10.625%, due 05/15/11 ..........................           239,400
     100,000    CSC Holdings, Inc.
                8.125%, due 07/15/09 ...........................           106,000
     205,000    Dex Media East LLC (C)
                9.875%, due 11/15/09 ...........................           234,725
      80,000    Entercom Radio/Capital
                7.625%, due 03/01/14 ...........................            86,000
     155,000    Lamar Media Corp. (C)
                7.250%, due 01/01/13 ...........................           163,138
      65,000    LIN Television Corp.
                8.000%, due 01/15/08 ...........................            70,200
     275,000    MediaCom Broadband LLC
                11.000%, due 07/15/13 ..........................           312,812
      90,000    MediaCom Capital Co. LLC
                9.500%, due 01/15/13 ...........................            96,750
     140,000    PRIMEDIA, Inc.
                8.875%, due 05/15/11 ...........................           149,800
      95,000    Quebecor Media, Inc. (D)
                11.125%, due 07/15/11 ..........................           107,825
     175,000    Radio One, Inc., Series B
                8.875%, due 07/01/11 ...........................           192,500
      35,000    RH Donnelley Finance Corp. I (C)
                8.875%, due 12/15/10 ...........................            39,200
      60,000    RH Donnelley Finance Corp. I (C)
                10.875%, due 12/15/12 ..........................            69,450
     205,000    Spanish Broadcasting Systems, Inc.
                9.625%, due 11/01/09 ...........................           216,787

                 See accompanying Notes to Financial Statements.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

    26     HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                                          Value
Par Value                                                               (Note 2)
---------                                                               --------
CORPORATE NOTES AND BONDS (CONTINUED)

                MEDIA (CONTINUED)
$     95,000    Vivendi Universal SA (D)
                9.250%, due 04/15/10 ...........................     $     106,638
     295,000    Young Broadcasting, Inc., Series A
                8.500%, due 12/15/08 ...........................           316,019
                                                                     -------------
                                                                         3,523,444
                                                                     -------------
                METALS AND MINING - 1.63%
     110,000    Alaska Steel Corp.
                7.750%, due 06/15/12 ...........................            96,113
      35,000    Century Aluminum Co.
                11.750%, due 04/15/08 ..........................            36,225
      85,000    Commonwealth Industries, Inc.
                10.750%, due 10/01/06 ..........................            86,275
     135,000    Compass Minerals Group, Inc.
                10.000%, due 08/15/11 ..........................           149,850
      34,800    Doe Run Resources Corp.
                14.500%, due 11/01/08 ..........................            13,224
      95,000    Earle M. Jorgensen Co.
                9.750%, due 06/01/12 ...........................            99,750
      75,000    Kaiser Aluminum & Chemical Corp. (E)
                9.875%, due 02/15/49 ...........................            47,250
      50,000    Russel Metals, Inc. (D)
                10.000%, due 06/01/09 ..........................            52,750
      25,000    Ryerson Tull, Inc., Class A
                9.125%, due 07/15/06 ...........................            23,870
      60,000    TriMas Corp. (C)
                9.875%, due 06/15/12 ...........................            61,800
     195,000    WCI Steel, Inc., Series B
                10.000%, due 12/01/04 ..........................            60,450
                                                                     -------------
                                                                           727,557
                                                                     -------------
                PIPELINE - 3.45%
      40,000    ANR Pipeline, Inc. (C)
                8.875%, due 03/15/10 ...........................            44,200
     195,000    ANR Pipeline, Inc.
                9.625%, due 11/01/21 ...........................           219,375
     180,000    Dynegy Holdings, Inc
                6.875%, due 04/01/11 ...........................           153,000
      35,000    Northwest Pipeline Corp. (C)
                8.125%, due 03/01/10 ...........................            38,150
     325,000    Plains All American Pipeline, L.P.
                7.750%, due 10/15/12 ...........................           354,250
     775,000    Williams Companies, Inc.
                7.125%, due 09/01/11 ...........................           732,375
                                                                     -------------
                                                                         1,541,350
                                                                     -------------
                PRINTING - 1.20%
     125,000    Hollinger International Publishing, Inc. (C)
                9.000%, due 12/15/10 ...........................           133,750
      65,000    Hollinger International Publishing, Inc. (C)
                11.875%, due 03/01/11 ..........................            69,225
      35,000    Houghton Mifflin Co. (C)
                8.250%, due 02/01/11 ...........................            37,188
      10,000    Houghton Mifflin Co. (C)
                9.875%, due 02/01/13 ...........................            10,800
      75,000    Mail-Well I Corp.
                9.625%, due 03/15/12 ...........................            76,125
     200,000    Transwestern Publishing Co., Series F
                9.625%, due 11/15/07 ...........................           210,250
                                                                     -------------
                                                                           537,338
                                                                     -------------
                RECREATION - 9.63%
     170,000    AMC Entertainment, Inc.
                9.500%, due 02/01/11 ...........................           177,650
      55,000    Ameristar Casinos, Inc.
                10.750%, due 02/15/09 ..........................            61,600
     210,000    Argosy Gaming Co.
                10.750%, due 06/01/09 ..........................           232,050
     155,000    Aztar Corp.
                8.875%, due 05/15/07 ...........................           161,975
     115,000    Boyd Gaming Corp.
                9.250%, due 08/01/09 ...........................           126,788
     270,000    Coast Hotels and Casinos, Inc.
                9.500%, due 04/01/09 ...........................           290,250
     180,000    Hilton Hotels Corp.
                7.625%, due 12/01/12 ...........................           191,700
     410,000    HMH Properties, Inc., Series C
                8.450%, due 12/01/08 ...........................           420,250
     115,000    Hollywood Park, Inc.
                9.500%, due 08/01/07 ...........................           112,700
     185,000    Horseshoe Gaming Holding Corp., Series B
                8.625%, due 05/15/09 ...........................           196,563
      35,000    MGM Mirage, Inc.
                9.750%, due 06/01/07 ...........................            39,200
     160,000    MGM Mirage, Inc.
                8.500%, due 09/15/10 ...........................           179,200
     160,000    MGM Mirage, Inc.
                8.375%, due 02/01/11 ...........................           174,800
     140,000    Park Place Entertainment Corp.
                8.875%, due 09/15/08 ...........................           151,200
     145,000    Park Place Entertainment Corp.
                8.125%, due 05/15/11 ...........................           153,337
     130,000    Pinnacle Entertainment, Inc., Series B
                9.250%, due 02/15/07 ...........................           127,400
      40,000    Premier Parks, Inc.
                9.750%, due 06/15/07 ...........................            41,500
     135,000    Regal Cinemas, Inc., Series B
                9.375%, due 02/01/12 ...........................           148,500
     130,000    Six Flags, Inc.
                9.750%, due 04/15/13 ...........................           135,525
      70,000    Starwood Hotels & Resorts Worldwide, Inc.
                7.375%, due 05/01/07 ...........................            73,150
     290,000    Starwood Hotels & Resorts Worldwide, Inc.
                7.875%, due 05/01/12 ...........................           303,412
     150,000    Station Casinos, Inc.
                8.375%, due 02/15/08 ...........................           160,875
      80,000    Station Casinos, Inc.
                8.875%, due 12/01/08 ...........................            84,200
     185,000    Station Casinos, Inc.
                9.875%, due 07/01/10 ...........................           203,962

                See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

     HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)    27

                                                                          Value
Par Value                                                               (Note 2)
---------                                                               --------

CORPORATE NOTES AND BONDS (CONTINUED)
                RECREATION (CONTINUED)
$    160,000    Vail Resorts, Inc.
                8.750%, due 05/15/09 ...........................     $     167,200
     170,000    Venetian Casino Resort LLC
                11.000%, due 06/15/10 ..........................           186,575
                                                                     -------------
                                                                         4,301,562
                                                                     -------------
                RETAIL - 3.84%
     180,000    7-Eleven, Inc.
                5.000%, due 12/15/03 ...........................           179,100
     180,000    Cole National Group, Inc.
                8.875%, due 05/15/12 ...........................           164,250
     120,000    Dollar General Corp.
                8.625%, due 06/15/10 ...........................           130,800
      75,000    Finlay Fine Jewelry Corp.
                8.375%, due 05/01/08 ...........................            76,500
     150,000    Fleming Companies, Inc. (E)
                10.125%, due 04/01/08 ..........................            21,375
      35,000    Fleming Companies, Inc. (E)
                9.250%, due 06/15/10 ...........................             4,988
     175,000    Gap, Inc. (B)
                10.550%, due 12/15/08 ..........................           208,687
     115,000    J Crew Operating Corp.
                10.375%, due 10/15/07 ..........................           103,500
      40,000    Jitney-Jungle Stores of America, Inc. (E)
                12.000%, due 03/01/06 ..........................                 4
      10,000    Jitney-Jungle Stores of America, Inc. (E)
                10.375%, due 09/15/07 ..........................                 1
     100,000    Rite Aid Corp.
                12.500%, due 09/15/06 ..........................           113,000
     140,000    Rite Aid Corp. (C)
                8.125%, due 05/01/10 ...........................           143,500
      60,000    Rite Aid Corp. (C)
                9.500%, due 02/15/11 ...........................            63,900
     395,000    Williams Scotsman, Inc.
                9.875%, due 06/01/07 ...........................           393,025
     100,000    Yum! Brands, Inc.
                7.700%, due 07/01/12 ...........................           111,250
                                                                     -------------
                                                                         1,713,880
                                                                     -------------
                SCHOOLS - 0.32%
     145,000    KinderCare Learning Centers, Inc., Series B
                9.500%, due 02/15/09 ...........................           142,825
                                                                     -------------
                TECHNOLOGY - 2.55%
      35,000    Argo-Tech Corp.
                8.625%, due 10/01/07 ...........................            30,800
     110,000    Fisher Scientific International, Inc.
                8.125%, due 05/01/12 ...........................           118,250
     170,000    Fisher Scientific International, Inc. (C)
                8.125%, due 05/01/12 ...........................           182,750
     240,000    Flextronics International, Ltd. (D)
                9.875%, due 07/01/10 ...........................           268,800
     400,000    Unisys Corp.
                8.125%, due 06/01/06 ...........................           428,000
     105,000    Unisys Corp.
                7.875%, due 04/01/08 ...........................           109,462
                                                                     -------------
                                                                         1,138,062
                                                                     -------------
                TELECOMMUNICATIONS - 3.65%
      75,000    American Tower Escrow Corp. (C)
                0.000%, due 08/01/08 Zero Coupon ...............            46,875
      25,000    Avalon Cable Holdings LLC (B)
                11.000%, due 12/01/08 ..........................            23,875
     210,000    EchoStar DBS Corp.
                10.375%, due 10/01/07 ..........................           235,200
      95,000    EchoStar DBS Corp.
                9.375%, due 02/01/09 ...........................           102,481
      75,000    Energis PLC (D)(E)
                9.750%, due 06/15/09 ...........................                 0
      36,000    Granite Broadcasting Corp.
                10.375%, due 05/15/05 ..........................            35,820
     220,000    Insight Midwest/Insight Capital, Inc.
                9.750%, due 10/01/09 ...........................           235,950
       8,285    Jazztel PLC (E)(F)
                12.000%, due 10/30/12 ..........................                44
     175,000    Lucent Technologies, Inc.
                6.450%, due 03/15/29 ...........................           128,625
     305,000    Panamsat Corp.
                8.500%, due 02/01/12 ...........................           330,163
     110,000    Paxson Communications Corp.
                10.750%, due 07/15/08 ..........................           121,550
     105,000    Paxson Communications Corp. (B)
                12.250%, due 01/15/09 ..........................            88,200
      90,000    Rural Cellular Corp., Series A
                9.750%, due 01/15/10 ...........................            78,300
     160,000    Time Warner Telecom, Inc.
                10.125%, due 02/01/11 ..........................           133,600
     100,245    XM Satellite Radio Holdings, Inc.
                14.000%, due 12/31/09 ..........................            70,673
                                                                     -------------
                                                                         1,631,356
                                                                     -------------
                TRANSPORTATION - 1.15%
     170,000    GulfMark Offshore, Inc.
                8.750%, due 06/01/08 ...........................           176,375
     135,000    Kansas City Southern Railway Co.
                7.500%, due 06/15/09 ...........................           139,725
     180,000    Stena AB (D)
                9.625%, due 12/01/12 ...........................           198,000
                                                                     -------------
                                                                           514,100
                                                                     -------------

                WASTE DISPOSAL - 1.81%
     190,000    Allied Waste North America, Inc., Series B
                7.625%, due 01/01/06 ...........................           197,125
     265,000    Allied Waste North America, Inc., Series B
                8.875%, due 04/01/08 ...........................           286,200
     165,000    Allied Waste North America, Inc., Series B
                10.000%, due 08/01/09 ..........................           176,344
      65,000    Allied Waste North America, Inc.
                7.875%, due 04/15/13 ...........................            67,600
      72,000    Waste Management, Inc.
                6.875%, due 05/15/09 ...........................            82,190
                                                                     -------------
                                                                           809,459
                                                                     -------------

              TOTAL CORPORATE NOTES AND BONDS ..................        41,509,190
              (Cost $40,414,458)                                     -------------

                 See accompanying Notes to Financial Statements.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

     28    HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                              Value
Shares                                                      (Note 2)
------                                                      --------
COMMON STOCKS - 0.26%

           CAPITAL GOODS - 0.00%
   277     IKS Corp. * ................................    $        3
                                                           ----------
           CHEMICALS AND DRUGS - 0.00%
   107     Sterling Chemicals, Inc. * .................         1,992
                                                           ----------
           DURABLE GOODS - 0.01%
    16     Oxford Automotive, Inc. * ..................         3,715
                                                           ----------
           METALS AND MINING - 0.06%
 3,191     Metal Management, Inc. * ...................        27,443
                                                           ----------
           TELECOMMUNICATIONS - 0.19%
    20     AT&T Canada, Inc., Class A * ...............           540
 1,080     AT&T Canada, Inc., Class B * ...............        29,149
   325     Completel Europe N.V. EUR .04 * ............         3,307
 2,977     ITC DeltaCom, Inc. * .......................         5,359
42,946     Jazztel PLC * ..............................        20,647
 1,467     NTL, Inc. * ................................        24,939
   480     Versatel Telecom International N.V. * ......           445
                                                           ----------
                                                               84,386
                                                           ----------
           TOTAL COMMON STOCKS ........................       117,539
           (Cost $740,142)                                 ----------

PREFERRED STOCKS - 0.40%

           COMMUNICATION - 0.00%
     1     NTL Europe, Inc. * .........................             3
                                                           ----------

           MEDIA - 0.39%
   607     Cablevision Systems Corp., Series M ........        63,432
 1,350     PRIMEDIA, Inc. .............................       112,725
                                                           ----------
                                                              176,157
                                                           ----------
           TELECOMMUNICATION - 0.01%
     3     Completel Europe N.V. * ....................         3,136
                                                           ----------
           TOTAL PREFERRED STOCKS .....................       179,296
           (Cost $199,360)                                 ----------

WARRANTS AND RIGHTS - 0.00%

           CHEMICALS AND DRUGS - 0.00%
   175     Sterling Chemicals, Inc., Exp.
           12/19/2008 * ...............................             2
                                                           ----------

           COMMUNICATION - 0.00%
   175     GT Group Telecom, Inc., Exp. 02/1/10 (C) * .            44
                                                           ----------
           FINANCE - 0.00%
   150     Ono Finance PLC, Series A (C) * ............             0
    45     Ono Finance PLC, Exp. 02/15/11 (C) * .......             1
                                                           ----------
                                                                    1
                                                           ----------
           TELECOMMUNICATIONS - 0.00%
    55     XM Satellite Radio Holdings, Inc., Exp.
           03/3/10 * ..................................             5
                                                           ----------
           TOTAL WARRANTS AND RIGHTS ..................            52
           (Cost $9,208)                                   ----------

                                                                         Value
 Par Value                                                              (Note 2)
 ---------                                                              --------
FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS - 0.19%

                MEXICO - 0.19%
$     74,000    United Mexican States (D)
                8.125%, due 12/30/19 ...........................     $      83,509
                                                                     -------------

                TOTAL FOREIGN GOVERNMENT AND
                AGENCY OBLIGATIONS .............................            83,509
                (Cost $78,603)                                       -------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A) - 6.30%

                FEDERAL HOME LOAN BANK - 6.30%
   2,813,000    1.250%, due 05/01/03 ...........................         2,813,000
                                                                     -------------

                TOTAL U.S. GOVERNMENT AND
                AGENCY OBLIGATIONS .............................         2,813,000
                (Cost $2,813,000)                                    -------------

  Shares
  ------
INVESTMENT COMPANIES - 16.66%

       2,197    SSgA Prime Money Market Fund ...................             2,197
   7,440,290    State Street Navigator Securities
                Lending Prime Portfolio (I) ....................         7,440,290
                                                                     -------------

                TOTAL INVESTMENT COMPANIES .....................         7,442,487
                (Cost $7,442,487)                                    -------------

TOTAL INVESTMENTS - 117.36% ....................................        52,425,089
(Cost $51,955,310)                                                   -------------

NET OTHER ASSETS AND LIABILITIES - (17.36)% ....................        (7,755,481)
                                                                     -------------
TOTAL NET ASSETS - 100.00% .....................................     $  44,669,608
                                                                     =============

*    Non-income producing.

(A)  Rate noted represents annualized yield at time of purchase.

(B) Represents security that remains a specified coupon until a predetermined date, at which time the stated rate becomes the effective rate.

(C) Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities are 7.56% of total net assets.

(E)  In Default.

(F) Notes and bonds, issued by foreign entities, denominated in their local currencies and converted to U.S. dollars at period end exchange rates. The aggregate of these securities are 0.28% of total net assets.

(I)  Represents collateral held in connection with securities lending.

PIK  Payment-In-Kind.

PLC  Public Limited Company.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  Currency      Settlement Date   Local Amount    Face Amount     Value       Depreciation
  --------      ---------------   ------------    -----------     -----       ------------
Euro (sell)       6/16/2003       E (149,453)     $ (163,651)   $(166,826)     $(3,175)
                                                                               =======

                See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

              BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)       29

                                                             Value
Shares                                                     (Note 2)
------                                                     --------
COMMON STOCKS - 54.17%

           CONSUMER DISCRETIONARY - 7.03%
 59,100    Carnival Corp. ........................      $   1,630,569
 18,434    Comcast Corp., Class A * ..............            588,229
 39,700    Cox Communications, Inc., Class A * ...          1,314,070
 40,000    Home Depot, Inc. ......................          1,125,200
 75,900    McDonald's Corp. ......................          1,297,890
 84,100    Target Corp. ..........................          2,812,304
 41,500    Tiffany & Co. .........................          1,151,210
 12,300    Wal-Mart Stores, Inc. .................            692,736
 55,100    Walt Disney Co. .......................          1,028,166
                                                        -------------
                                                           11,640,374
                                                        -------------

           CONSUMER STAPLES - 4.65%
 25,000    Coca-Cola Co. .........................          1,010,000
 56,100    CVS Corp. .............................          1,358,181
 34,900    General Mills, Inc. ...................          1,574,339
 37,900    Kimberly-Clark Corp. ..................          1,886,283
 30,400    Safeway, Inc. * .......................            505,248
 81,400    Sara Lee Corp. ........................          1,365,892
                                                        -------------
                                                            7,699,943
                                                        -------------

           ENERGY - 3.44%
 25,264    BP PLC, ADR ...........................            973,674
 42,500    ExxonMobil Corp. ......................          1,496,000
 11,900    Kerr-McGee Corp. ......................            501,109
 33,400    Marathon Oil Corp. ....................            760,518
 25,100    Schlumberger, Ltd. ....................          1,052,443
 13,016    Transocean Sedco Forex, Inc. ..........            247,955
 24,100    Unocal Corp. ..........................            667,570
                                                        -------------
                                                            5,699,269
                                                        -------------

           FINANCIALS - 11.90%
 25,000    ACE, Ltd. .............................            827,000
 47,000    Allstate Corp. ........................          1,776,130
 22,000    American International Group, Inc. ....          1,274,900
 25,996    Bank of America Corp. .................          1,925,004
 33,690    Bank One Corp. ........................          1,214,524
 16,000    Chubb Corp. ...........................            846,240
 65,000    Citigroup, Inc. .......................          2,551,250
 22,000    Fannie Mae ............................          1,592,580
 31,200    FleetBoston Financial Corp. ...........            827,424
 10,000    Goldman Sachs Group, Inc. .............            759,000
 35,000    Morgan Stanley Dean Witter & Co. ......          1,566,250
 61,000    Prudential Financial, Inc. ............          1,950,170
 16,100    SunTrust Banks, Inc. ..................            921,242
 34,800    Wells Fargo & Co. .....................          1,679,448
                                                        -------------
                                                           19,711,162
                                                        -------------

           HEALTHCARE - 8.27%
 17,300    Abbott Laboratories ...................            702,899
 42,300    Applera Corp.- Applied Biosystems
             Group ...............................           741,519
 44,500    Baxter International, Inc. ............          1,023,500
 57,800    Bristol-Myers Squibb Co. ..............          1,476,212
 19,400    Genzyme Corp. * .......................            781,432
 39,600    GlaxoSmithKline PLC, ADR ..............          1,604,592
108,700    IMS Health, Inc. ......................          1,673,980
 18,300    MedImmune, Inc. * .....................            645,441
 85,962    Pfizer, Inc. ..........................          2,643,332
 55,100    Wyeth .................................          2,398,503
                                                        -------------
                                                           13,691,410
                                                        -------------

           INDUSTRIALS - 6.29%
 32,000    Burlington Northern Santa Fe Corp. ....            901,120
 43,000    Dover Corp. ...........................          1,235,820
 19,000    Emerson Electric Co. ..................            963,300
 18,000    FedEx Corp. ...........................          1,077,840
 36,000    General Electric Co. ..................          1,060,200
 47,000    Honeywell International, Inc. .........          1,109,200
 16,000    Illinois Tool Works, Inc. .............          1,023,680
 30,000    Textron, Inc. .........................            884,700
 20,000    United Technologies Corp. .............          1,236,200
 43,000    Waste Management, Inc. ................            933,960
                                                        -------------
                                                           10,426,020
                                                        -------------

           INFORMATION TECHNOLOGY - 8.05%
 26,000    3Com Corp. * ..........................            135,200
 87,800    ADC Telecommunications, Inc. * ........            209,666
 18,440    Agilent Technologies, Inc. * ..........            295,409
 39,000    Applied Materials, Inc. * .............            569,400
 38,400    Celestica, Inc. * .....................            443,904
 33,200    Computer Sciences Corp. * .............          1,093,940
 74,700    Concord EFS, Inc. * ...................          1,033,101
 37,800    EMC Corp. * ...........................            343,602
 50,200    Hewlett-Packard Co. ...................            818,260
 23,900    International Business Machine Corp....          2,029,110
 69,500    Keane, Inc. * .........................            669,980
 45,838    Koninklijke (Royal) Philips Electronics
             N.V., ADR ...........................            856,254
 37,400    Micron Technology, Inc. * .............            317,900
 69,200    Microsoft Corp. .......................          1,769,444
 77,700    Motorola, Inc. ........................            614,607
 56,000    PeopleSoft, Inc. * ....................            841,680
 16,812    Skyworks Solutions, Inc. * ............             89,944
 47,900    Texas Instruments, Inc. ...............            885,671
 14,196    VERITAS Software Corp. * ..............            312,454
                                                        -------------
                                                           13,329,526
                                                        -------------

           MATERIALS - 1.56%
 23,500    Alcoa, Inc. ...........................            538,855
 21,000    E.I. du Pont de Nemours & Co. .........            893,130
 35,000    Rohm and Haas Co. .....................          1,158,850
                                                        -------------
                                                            2,590,835
                                                        -------------

           TELECOMMUNICATION SERVICES - 1.82%
 27,000    ALLTEL Corp. ..........................          1,265,220
 33,000    SBC Communications, Inc. ..............            770,880
 26,020    Verizon Communications, Inc. ..........            972,628
                                                        -------------
                                                            3,008,728
                                                        -------------

           UTILITIES - 1.16%
 10,000    Ameren Corp. ..........................            409,800
 18,000    FPL Group, Inc. .......................          1,095,660
 10,000    Progress Energy, Inc. .................            417,800
                                                        -------------
                                                            1,923,260
                                                        -------------

           TOTAL COMMON STOCKS ...................         89,720,527
           (Cost $108,207,327)                          -------------

                 See accompanying Notes to Financial Statements.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

                                                                         Value
 Par Value                                                              (Note 2)
 ---------                                                              --------
ASSET BACKED - 2.66%
$    850,000    ABSC Long Beach Home Equity Trust,
                Series 2000-LB1, Class AF5
                8.050%, due 09/21/30 ...........................     $     953,738
     900,000    Conseco Finance Securitizations Corp.,
                Series 2001-1, Class M1
                7.535%, due 07/01/32 ...........................           684,000
   1,000,000    Green Tree Home Equity Loan Trust,
                Series 1999-A, Class B1
                8.970%, due 11/15/27 ...........................         1,040,557
     750,000    Long Beach Mortgage Loan Trust, Series
                2002-1, Class M3
                3.820%, due 05/25/32 ...........................           734,160
   1,500,000    Oakwood Mortgage Investors, Inc., Series
                1999-C, Class M2
                8.750%, due 08/15/27 ...........................           990,000
                                                                     -------------

                TOTAL ASSET BACKED .............................         4,402,455
                (Cost $4,943,254)                                    -------------

COMMERCIAL MORTGAGE BACKED - 2.73%
$    800,000    Duke Weeks Industrial Trust, Series
                2000-DW1, Class A2 (C)
                7.150%, due 10/15/10 ...........................           938,146
   1,500,000    Morgan Stanley Capital I, Inc., Series
                1999-CAM1, Class A3
                6.920%, due 03/15/32 ...........................         1,685,558
   1,600,000    Morgan Stanley Dean Witter Capital,
                Series 2000-LIF2, Class A2
                7.200%, due 10/15/33 ...........................         1,890,578
                                                                     -------------

                TOTAL COMMERCIAL MORTGAGE BACKED ...............         4,514,282
                (Cost $4,107,601)                                    -------------

PRIVATE LABEL MORTGAGE BACKED - 1.72%
     513,299    Bank of America Funding Corp., Series
                2002-1, Class A2
                7.000%, due 04/20/32 ...........................           519,865
   1,700,000    Countrywide Alternative Loan Trust,
                Series 2002-5, Class A10
                6.750%, due 06/25/32 ...........................         1,793,427
     524,657    Residential Asset Securitization Trust,
                Series 2002-A1, Class A2
                5.350%, due 09/25/26 ...........................           528,051
                                                                     -------------

                TOTAL PRIVATE LABEL MORTGAGE BACKED ............         2,841,343
                (Cost $2,769,911)                                    -------------

CORPORATE NOTES AND BONDS - 15.73%
                AEROSPACE/DEFENSE - 0.24%
     350,000    Lockheed Martin Corp.
                7.250%, due 05/15/06 ...........................           396,278
                                                                     -------------

                BASIC INDUSTRIES - 0.34%
     500,000    International Paper Co.
                8.125%, due 07/08/05 ...........................           559,889
                                                                     -------------

                CABLE - 1.00%
     500,000    Comcast Corp.
                8.375%, due 05/01/07 ...........................           577,560
     500,000    Cox Communications, Inc.
                6.875%, due 06/15/05 ...........................           546,497
     500,000    TCI Communications, Inc.
                8.650%, due 09/15/04 ...........................           538,972
                                                                     -------------
                                                                         1,663,029
                                                                     -------------

                CAPITAL GOODS - 0.83%
     500,000    Bombardier Capital, Inc. (C)
                6.125%, due 06/29/06 ...........................           470,000
     350,000    Caterpillar Financial Services Corp.
                7.590%, due 12/10/03 ...........................           363,000
     500,000    United Technologies Corp.
                6.625%, due 11/15/04 ...........................           534,805
                                                                     -------------
                                                                         1,367,805
                                                                     -------------

                CONSUMER DISCRETIONARY - 0.64%
   1,000,000    Cendant Corp.
                6.250%, due 03/15/10 ...........................         1,059,215
                                                                     -------------

                CONSUMER STAPLES - 0.32%
     500,000    Safeway, Inc.
                6.850%, due 09/15/04 ...........................           529,602
                                                                     -------------

                ENERGY - 1.27%
     500,000    Occidental Petroleum Corp.
                5.875%, due 01/15/07 ...........................           547,640
     500,000    Phillips Petroleum Co.
                8.500%, due 05/25/05 ...........................           564,650
     500,000    Sunoco, Inc.
                7.125%, due 03/15/04 ...........................           522,434
     450,000    Texaco Capital, Inc.
                5.700%, due 12/01/08 ...........................           476,510
                                                                     -------------
                                                                         2,111,234
                                                                     -------------

                FINANCE - 2.78%
     750,000    AARP (C)
                7.500%, due 05/01/31 ...........................           898,156
     500,000    American General Finance Corp.
                5.750%, due 03/15/07 ...........................           544,671
     500,000    Bear Stearns Cos., Inc.
                7.800%, due 08/15/07 ...........................           590,221
     250,000    CIT Group, Inc.
                5.570%, due 12/08/03 ...........................           255,115
     350,000    General Electric Global Insurance Corp.
                7.000%, due 02/15/26 ...........................           371,467
     250,000    Household Finance Corp.
                6.500%, due 11/15/08 ...........................           278,880
     500,000    MBNA America Bank N.A.
                6.875%, due 07/15/04 ...........................           526,706
     500,000    Merrill Lynch & Co., Inc.
                7.375%, due 05/15/06 ...........................           564,571
     500,000    U.S. Bank N.A.
                6.300%, due 02/04/14 ...........................           568,915
                                                                     -------------
                                                                         4,598,702
                                                                     -------------

                HEALTHCARE - 0.48%
     800,000    Tenet Healthcare Corp.
                7.375%, due 02/01/13 ...........................           790,000

                See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

        BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)     31

                                                                                      Value
  Par Value                                                                          (Note 2)
  ---------                                                                          --------
CORPORATE NOTES AND BONDS (CONTINUED)

               INDUSTRIALS - 1.76%
$   500,000    Ford Motor Credit Co. (G)
               1.508%, due 04/28/05 ............................................   $   472,171
    350,000    Ford Motor Credit Co.
               7.600%, due 08/01/05 ............................................       366,907
  1,000,000    General Motors Acceptance Corp.
               6.125%, due 08/28/07 ............................................     1,038,415
    500,000    General Motors Acceptance Corp.
               6.875%, due 09/15/11 ............................................       509,593
    500,000    Waste Management, Inc.
               7.000%, due 10/01/04 ............................................       531,387
                                                                                   -----------
                                                                                     2,918,473
                                                                                   -----------
               PIPELINE - 0.42%
    650,000    Kinder Morgan, Inc.
               6.650%, due 03/01/05 ............................................       702,205
                                                                                   -----------
               REITS - 0.31%
    500,000    Avalonbay Communities, Inc.
               6.580%, due 02/15/04 ............................................       518,668
                                                                                   -----------
               TELECOMMUNICATIONS - 1.71%
    500,000    Bellsouth Capital Funding Corp.
               7.875%, due 02/15/30 ............................................       644,384
    750,000    SBC Communications, Inc.
               5.875%, due 08/15/12 ............................................       823,993
    250,000    Sprint Capital Corp.
               7.125%, due 01/30/06 ............................................       263,750
    537,000    Telephone & Data Systems, Inc.
               7.000%, due 08/01/06 ............................................       563,704
    500,000    Verizon Wireless Capital LLC
               5.375%, due 12/15/06 ............................................       538,810
                                                                                   -----------
                                                                                     2,834,641
                                                                                   -----------
               TRANSPORTATION - 1.13%
    600,000    Burlington Northern Santa Fe Corp.
               6.375%, due 12/15/05 ............................................       663,635
    500,000    Norfolk Southern Corp.
               7.250%, due 02/15/31 ............................................       584,850
    600,000    Southwest Airlines Co.
               8.750%, due 10/15/03 ............................................       616,478
                                                                                   -----------
                                                                                     1,864,963
                                                                                   -----------
               UTILITIES - 2.50%
    500,000    DTE Energy Co.
               6.450%, due 06/01/06 ............................................       547,665
    500,000    Energy East Corp.
               8.050%, due 11/15/10 ............................................       594,870
    500,000    FirstEnergy Corp., Series A
               5.500%, due 11/15/06 ............................................       528,352
    750,000    Niagara Mohawk Power Co.
               7.750%, due 05/15/06 ............................................       849,748
    350,000    Progress Energy, Inc.
               7.750%, due 03/01/31 ............................................       426,944
    350,000    Virginia Electric & Power Co., Series A
               5.750%, due 03/31/06 ............................................       378,040
    750,000    Wisconsin Electric Power Co.
               6.500%, due 06/01/28 ............................................       820,994
                                                                                   -----------
                                                                                     4,146,613
                                                                                   -----------

               TOTAL CORPORATE NOTES AND BONDS .................................    26,061,317
               (Cost $24,328,297)                                                  -----------

MORTGAGE BACKED - 10.86%

               FEDERAL HOME LOAN MORTGAGE CORP.- 2.93%
  1,643,028    7.000%, due 07/15/27 Series 1974 Class ZA                             1,768,642
    103,823    8.000%, due 06/01/30 Pool # C01005 ..............................       112,088
  1,300,000    6.500%, due 07/15/30 Series 2351 Class PX                             1,366,086
  1,543,658    6.500%, due 01/01/32 Pool # C62333 ..............................     1,611,670
                                                                                   -----------
                                                                                     4,858,486
                                                                                   -----------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.08%
    824,098    6.100%, due 04/01/11 Pool # 383475 ..............................       920,999
    700,000    5.500%, due 12/25/14 Series 2002-55 Class QC                            734,676
    461,693    6.000%, due 05/01/16 Pool # 582558 ..............................       484,007
    795,759    6.000%, due 05/01/21 Pool # 253847 ..............................       832,795
  1,400,000    6.000%, due 03/25/27 Series 1998-63 Class PG                          1,459,727
    600,000    6.000%, due 11/01/31 Series 2001-72 Class NC                            624,358
    736,552    7.000%, due 11/01/31 Pool # 607515 ..............................       778,219
    640,907    6.000%, due 02/01/32 Pool # 611619 ..............................       667,916
    452,098    7.000%, due 05/01/32 Pool # 644591 ..............................       477,672
  1,400,000    5.500%, due 12/31/33 TBA (H) ....................................     1,432,375
                                                                                   -----------
                                                                                     8,412,744
                                                                                   -----------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.85%
     56,534    8.000%, due 10/20/15 Pool # 002995 ..............................        60,850
    592,083    6.500%, due 02/20/29 Pool # 2714 ................................       620,395
    158,511    7.500%, due 05/20/30 Pool # 2921 ................................       168,300
  1,800,000    6.500%, due 08/16/30 Series 2001-10 Class PD                          1,917,601
    165,372    7.500%, due 08/20/30 Pool # 002957 ..............................       175,586
    686,205    6.500%, due 04/20/31 Pool # 003068 ..............................       718,236
  1,000,000    6.000%, due 07/20/32 Series 2002-50 Class PE                          1,061,100
                                                                                   -----------
                                                                                     4,722,068
                                                                                   -----------

               TOTAL MORTGAGE BACKED ...........................................    17,993,298
               (Cost $17,174,020)                                                  -----------

                 See accompanying Notes to Financial Statements.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

32      BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                                            Value
  Par Value                                                                (Note 2)
  ---------                                                                --------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.54%

               FEDERAL FARM CREDIT BANK - 1.36%
$ 1,000,000    6.125%, due 12/29/15 ..................................   $   1,143,696
  1,000,000    5.875%, due 10/03/16 ..................................       1,116,700
                                                                         -------------
                                                                             2,260,396
                                                                         -------------
               FEDERAL HOME LOAN MORTGAGE CORP.- 1.30%
  1,000,000    4.700%, due 12/06/05 ..................................       1,002,771
    350,000    5.375%, due 08/16/06 ..................................         365,836
    750,000    5.750%, due 04/29/09 ..................................         778,372
                                                                         -------------
                                                                             2,146,979
                                                                         -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.56
  3,050,000    6.400%, due 05/14/09 ..................................       3,188,943
    500,000    6.250%, due 07/19/11 ..................................         525,036
    500,000    5.250%, due 08/01/12 ..................................         528,817
                                                                         -------------
                                                                             4,242,796
                                                                         -------------
               U.S. TREASURY BONDS - 1.99%
  1,500,000    11.125%, due 08/15/03 .................................       1,543,242
    500,000    9.125%, due 05/15/09 ..................................         540,059
  1,000,000    6.250%, due 05/15/30 ..................................       1,204,961
                                                                         -------------
                                                                             3,288,262
                                                                         -------------
               U.S. TREASURY NOTES - 2.33%
  2,000,000    6.500%, due 08/15/05 ..................................       2,219,218
  1,500,000    5.750%, due 11/15/05 ..................................       1,648,534
                                                                         -------------
                                                                             3,867,752
                                                                         -------------
               TOTAL U.S. GOVERNMENT AND
               AGENCY OBLIGATIONS ....................................      15,806,185
               (Cost $15,281,300)                                        -------------

INVESTMENT COMPANIES - 7.85%
  4,988,290    SSgA Prime Money Market Fund ..........................       4,988,290
  8,020,247    State Street Navigator Securities
               Lending Prime Portfolio (I) ...........................       8,020,247
                                                                         -------------

               TOTAL INVESTMENT COMPANIES ............................      13,008,537
               (Cost $13,008,537)                                        -------------

OTHER INVESTMENTS (I) - 0.97% ........................................       1,604,491
(Cost $1,604,491)                                                        -------------

TOTAL INVESTMENTS - 106.23% ..........................................     175,952,435
(Cost $191,424,738)                                                      -------------

NET OTHER ASSETS AND LIABILITIES - (6.23)% ...........................     (10,323,383)
                                                                         -------------
TOTAL NET ASSETS - 100.00% ...........................................   $ 165,629,052
                                                                         =============

-------------------------

 *    Non-income producing.

 (C) Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

 (G)  Floating rate or variable rate note.

 (H)  Security purchased on a delayed delivery or when-issued basis.

 (I)  Represents collateral held in connection with securities lending.

 ADR  American Depository Receipt.

 PLC  Public Limited Company.

 TBA  To Be Announced.

                 See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

    GROWTH AND INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)       33

                                                                             Value
     Shares                                                                 (Note 2)
     ------                                                                  ------
COMMON STOCKS - 95.23%

              CONSUMER DISCRETIONARY - 11.43%
    36,991    Comcast Corp., Class A * ..............................    $   1,180,383
    95,300    Home Depot, Inc. ......................................        2,680,789
   149,200    McDonald's Corp. ......................................        2,551,320
   128,300    Target Corp. ..........................................        4,290,352
    23,400    Wal-Mart Stores, Inc. .................................        1,317,888
   100,700    Walt Disney Co. .......................................        1,879,062
                                                                         -------------
                                                                            13,899,794
                                                                         -------------

              CONSUMER STAPLES - 7.45%
    38,300    General Mills, Inc. ...................................        1,727,713
    60,100    Kimberly-Clark Corp. ..................................        2,991,177
    99,600    Kroger Co. * ..........................................        1,424,280
   174,100    Sara Lee Corp. ........................................        2,921,398
                                                                         -------------
                                                                             9,064,568
                                                                         -------------

              ENERGY - 8.38%
    43,206    BP PLC, ADR ...........................................        1,665,159
    31,983    ChevronTexaco Corp. ...................................        2,008,852
    93,100    ExxonMobil Corp. ......................................        3,277,120
    37,600    Schlumberger, Ltd. ....................................        1,576,568
    29,452    Transocean Sedco Forex, Inc. ..........................          561,061
    39,800    Unocal Corp. ..........................................        1,102,460
                                                                         -------------
                                                                            10,191,220
                                                                         -------------

              FINANCIALS - 25.26%
   116,000    Allstate Corp. ........................................        4,383,640
    39,192    Bank of America Corp. .................................        2,902,168
    75,670    Bank One Corp. ........................................        2,727,903
        10    Berkshire Hathaway, Inc., Class A*.....................          698,151
   104,966    Citigroup, Inc. .......................................        4,119,915
    37,000    Fannie Mae ............................................        2,678,430
    59,500    FleetBoston Financial Corp. ...........................        1,577,940
    54,000    Morgan Stanley Dean Witter & Co. ......................        2,416,500
   130,000    Prudential Financial, Inc. ............................        4,156,100
    38,800    SunTrust Banks, Inc. ..................................        2,220,136
    74,300    Wachovia Corp. ........................................        2,839,003
                                                                         -------------
                                                                            30,719,886
                                                                         -------------

              HEALTHCARE - 10.92%
    77,300    Baxter International, Inc. ............................        1,777,900
    98,000    Bristol-Myers Squibb Co. ..............................        2,502,920
    60,300    GlaxoSmithKline PLC, ADR ..............................        2,443,356
    50,800    Merck & Co., Inc. .....................................        2,955,544
    41,440    Pfizer, Inc. ..........................................        1,274,280
    53,500    Wyeth .................................................        2,328,855
                                                                         -------------
                                                                            13,282,855
                                                                         -------------

              INDUSTRIALS - 9.58%
    34,000    Burlington Northern Santa Fe Corp. ....................          957,440
    56,000    Emerson Electric Co. ..................................        2,839,200
   127,000    Honeywell International, Inc. .........................        2,997,200
    65,000    Textron, Inc. .........................................        1,916,850
    25,000    United Technologies Corp. .............................        1,545,250
    63,900    Waste Management, Inc. ................................        1,387,908
                                                                         -------------
                                                                            11,643,848
                                                                         -------------
              INFORMATION TECHNOLOGY - 10.86%
    58,000    Applied Materials, Inc. * .............................          846,800
    37,400    Automatic Data Processing, Inc. .......................        1,257,762
    67,900    Computer Associates International, Inc.................        1,102,696
    41,500    Computer Sciences Corp. * .............................        1,367,425
    82,300    EMC Corp. * ...........................................          748,107
   106,321    Hewlett-Packard Co. ...................................        1,733,032
    64,300    Intel Corp. ...........................................        1,183,120
    31,300    International Business Machine Corp. ..................        2,657,370
   150,900    Motorola, Inc. ........................................        1,193,619
    60,400    Texas Instruments, Inc. ...............................        1,116,796
                                                                         -------------
                                                                            13,206,727
                                                                         -------------

              MATERIALS - 3.81%
    17,000    Alcan, Inc. ...........................................          498,780
    30,000    Alcoa, Inc. ...........................................          687,900
    39,000    Dow Chemical Co. ......................................        1,272,960
    51,000    E.I. du Pont de Nemours & Co. .........................        2,169,030
                                                                         -------------
                                                                             4,628,670
                                                                         -------------

              TELECOMMUNICATION SERVICES - 4.48%
    49,000    ALLTEL Corp. ..........................................        2,296,140
    21,393    AT&T Corp. ............................................          364,751
    52,000    SBC Communications, Inc. ..............................        1,214,720
    42,020    Verizon Communications, Inc. ..........................        1,570,708
                                                                         -------------
                                                                             5,446,319
                                                                         -------------
              UTILITIES - 3.06%
    20,000    Ameren Corp. ..........................................          819,600
    21,000    Consolidated Edison, Inc. .............................          816,270
    11,000    FPL Group, Inc. .......................................          669,570
    34,000    Progress Energy, Inc. .................................        1,420,520
                                                                         -------------
                                                                             3,725,960
                                                                         -------------

              TOTAL COMMON STOCKS ...................................      115,809,847
              (Cost $140,673,419)                                        -------------


INVESTMENT COMPANIES - 2.97%
 2,319,428    SSgA Prime Money Market Fund ..........................        2,319,428
 1,290,300    State Street Navigator Securities
              Lending Prime Portfolio (I) ...........................        1,290,300
                                                                         -------------

              TOTAL INVESTMENT COMPANIES ............................        3,609,728
              (Cost $3,609,728)                                          -------------

TOTAL INVESTMENTS - 98.20% ..........................................      119,419,575
                                                                         -------------
(Cost $144,283,147)
NET OTHER ASSETS AND LIABILITIES - 1.80% ............................        2,187,073
                                                                         -------------
TOTAL NET ASSETS - 100.00% ..........................................    $ 121,606,648
                                                                         =============

------------------------

    *  Non-income producing.

  (I)  Represents collateral held in connection with securities lending.

  ADR  American Depository Receipt.

  PLC  Public Limited Company.

                 See accompanying Notes to Financial Statements.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

34      CAPITAL APPRECIATION FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                             Value
    Shares                                                                  (Note 2)
    ------                                                                   ------
COMMON STOCKS - 96.35%

              CONSUMER DISCRETIONARY - 12.63%
    53,750    Brinker International, Inc. * .........................    $   1,706,563
   108,100    Carnival Corp. ........................................        2,982,479
   110,100    Cox Communications, Inc., Class A * ...................        3,644,310
   348,600    Liberty Media Corp., Class A * ........................        3,834,600
    76,600    Tiffany & Co. .........................................        2,124,884
                                                                         -------------
                                                                            14,292,836
                                                                         -------------

              CONSUMER STAPLES - 7.46%
    50,300    Coca-Cola Co. .........................................        2,032,120
    77,000    CVS Corp. .............................................        1,864,170
    67,100    Estee Lauder Cos., Inc., Class A ......................        2,180,750
    48,000    Kraft Foods, Inc., Class A ............................        1,483,200
    53,200    Safeway, Inc. * .......................................          884,184
                                                                         -------------
                                                                             8,444,424
                                                                         -------------

              ENERGY - 5.40%
    21,525    Apache Corp. ..........................................        1,232,306
    44,000    ConocoPhillips ........................................        2,213,200
    30,600    Marathon Oil Corp. ....................................          696,762
    48,800    Weatherford International, Ltd. * .....................        1,963,224
                                                                         -------------
                                                                             6,105,492
                                                                         -------------

              FINANCIALS - 17.53%
    56,000    ACE, Ltd. .............................................        1,852,480
    31,000    American International Group, Inc. ....................        1,796,450
    52,600    Bank of New York Co., Inc. ............................        1,391,270
    22,000    Chubb Corp. ...........................................        1,163,580
    55,000    Freddie Mac ...........................................        3,184,500
    16,100    Goldman Sachs Group, Inc. .............................        1,221,990
    40,000    MetLife, Inc. .........................................        1,149,200
   131,200    U.S. Bancorp ..........................................        2,906,080
    54,400    Wells Fargo & Co. .....................................        2,625,344
    14,000    XL Capital, Ltd. ......................................        1,152,200
    28,300    Zions Bancorp .........................................        1,394,341
                                                                         -------------
                                                                            19,837,435
                                                                         -------------

              HEALTHCARE - 17.25%
    72,200    Abbott Laboratories ...................................        2,933,486
   121,300    Applera Corp.- Applied Biosystems Group................        2,126,389
    48,000    Boston Scientific Corp. * .............................        2,066,400
    28,200    Genzyme Corp. * .......................................        1,135,896
   219,800    IMS Health, Inc. ......................................        3,384,920
    35,500    MedImmune, Inc. * .....................................        1,252,085
   150,938    Pfizer, Inc. ..........................................        4,641,344
   109,000    Schering-Plough Corp...................................        1,972,900
                                                                         -------------
                                                                            19,513,420
                                                                         -------------

              INDUSTRIALS - 11.25%
    83,000    Dover Corp. ...........................................        2,385,420
    48,000    FedEx Corp. ...........................................        2,874,240
    16,800    General Dynamics Corp. ................................        1,042,776
    53,000    General Electric Co. ..................................        1,560,850
    53,000    Illinois Tool Works, Inc. .............................        3,390,940
    70,000    Pall Corp. ............................................        1,478,400
                                                                         -------------
                                                                            12,732,626
                                                                         -------------

              INFORMATION TECHNOLOGY - 17.71%
    52,700    3Com Corp. * ..........................................          274,040
   196,200    ADC Telecommunications, Inc. * ........................          468,526
    81,300    Altera Corp. * ........................................        1,285,353
   248,600    Autodesk, Inc. ........................................        3,868,216
   130,000    Cadence Design Systems, Inc. * ........................        1,485,900
    67,100    Celestica, Inc. * .....................................          775,676
   101,300    Concord EFS, Inc. * ...................................        1,400,979
    29,200    Dell Computer Corp. * .................................          844,172
   110,700    EMC Corp. * ...........................................        1,006,263
   139,700    Keane, Inc. * .........................................        1,346,708
    32,000    KLA-Tencor Corp. * ....................................        1,312,000
    91,200    Micron Technology, Inc. * .............................          775,200
    91,200    Microsoft Corp. .......................................        2,331,984
   142,700    PeopleSoft, Inc. * ....................................        2,144,781
    26,624    Skyworks Solutions, Inc. * ............................          142,438
    26,328    VERITAS Software Corp. * ..............................          579,479
                                                                         -------------
                                                                            20,041,715
                                                                         -------------

              MATERIALS - 2.24%
    22,000    Praxair, Inc. .........................................        1,277,760
    38,000    Rohm and Haas Co. .....................................        1,258,180
                                                                         -------------
                                                                             2,535,940
                                                                         -------------

              TELECOMMUNICATION SERVICES - 3.10%
    65,000    BellSouth Corp. .......................................        1,656,850
    63,000    CenturyTel, Inc. ......................................        1,855,350
                                                                         -------------
                                                                             3,512,200
                                                                         -------------

              UTILITIES - 1.78%
    33,000    FPL Group, Inc. .......................................        2,008,709
                                                                         -------------

              TOTAL COMMON STOCKS ...................................      109,024,797
              (Cost $124,686,000)                                        -------------

INVESTMENT COMPANIES - 14.23%
 4,194,460    SSgA Prime Money Market Fund ..........................        4,194,460
11,908,708    State Street Navigator Securities
              Lending Prime Portfolio (I) ...........................       11,908,708
                                                                         -------------

              TOTAL INVESTMENT COMPANIES ............................       16,103,168
              (Cost $16,103,168)                                          -------------

TOTAL INVESTMENTS - 110.58% .........................................      125,127,965
                                                                         -------------
(Cost $140,789,168)
NET OTHER ASSETS AND LIABILITIES - (10.58)% .........................      (11,972,852)
                                                                         -------------
TOTAL NET ASSETS - 100.00% ..........................................    $ 113,155,113
                                                                         =============

------------------------

   *   Non-income producing.

  (I)  Represents collateral held in connection with securities lending.

                 See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUND                                     SEMIANNUAL REPORT APRIL 30, 2003

               MID-CAP FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)           35

                                                              Value
    Shares                                                  (Note 2)
    ------                                                ------------
COMMON STOCKS - 95.26%

             CONSUMER DISCRETIONARY - 15.97%
    26,200   Belo Corp., Class A ......................   $    589,762
     4,500   Catalina Marketing Corp. * ...............         80,235
     4,900   CEC Entertainment, Inc. * ................        147,539
    17,800   Darden Restaurants, Inc. .................        311,678
    22,900   Ethan Allen Interiors, Inc. ..............        771,272
     4,700   Guitar Center, Inc. * ....................        108,852
     9,649   Hibbett Sporting Goods, Inc. * ...........        262,067
     3,400   Hughes Supply, Inc. ......................         95,438
    31,900   Interpublic Group of Companies, Inc. .....        363,660
    14,600   J. Jill Group, Inc. * ....................        209,510
    12,000   Jones Apparel Group, Inc. * ..............        342,240
     1,300   Lancaster Colony Corp. ...................         55,549
    16,400   Linens 'N Things, Inc. * .................        347,516
     2,700   Meritage Corp. * .........................        103,005
     7,000   Newell Rubbermaid, Inc. ..................        213,360
    10,000   O'Reilly Automotive, Inc. * ..............        296,600
     7,700   Outback Steakhouse, Inc. .................        275,198
     2,500   Sonic Corp. * ............................         67,525
     6,700   Spartan Motors, Inc. .....................         62,712
    23,200   Talbots, Inc. ............................        664,680
    29,400   Toys "R" Us, Inc. * ......................        301,350
     8,700   Ultimate Electronics, Inc. * .............         73,515
    11,400   WCI Communities, Inc. * ..................        157,662
    15,100   Wilsons The Leather Experts, Inc. * ......         74,745
                                                          ------------
                                                             5,975,670
                                                          ------------
             CONSUMER STAPLES - 4.96%
     5,700   Caseys General Stores, Inc. ..............         73,815
    43,700   Hain Celestial Group, Inc. * .............        754,262
    21,800   McCormick & Co., Inc. ....................        540,422
     6,300   NBTY, Inc. * .............................         97,650
     4,100   Riviana Foods, Inc. ......................        106,846
     4,900   Sensient Technologies Corp. ..............        108,290
     4,500   Universal Corp. ..........................        175,725
                                                          ------------
                                                             1,857,010
                                                          ------------
             ENERGY - 6.57%
     4,800   Amerada Hess Corp. .......................        216,720
    13,500   BJ Services Co. * ........................        492,885
     1,900   CARBO Ceramics, Inc. .....................         71,478
     1,500   Cimarex Energy Co. * .....................         29,550
    18,300   ENSCO International, Inc. ................        464,820
    12,400   Forest Oil Corp. * .......................        257,672
     2,750   Patina Oil & Gas Corp. ...................         94,958
     5,700   Pogo Producing Co. .......................        225,720
    12,800   Smith International, Inc. * ..............        455,168
     3,000   St. Mary Land & Exploration Co. ..........         76,860
     3,400   Westport Resources Corp. * ...............         70,856
                                                          ------------
                                                             2,456,687
                                                          ------------
             FINANCIALS - 22.12%
     5,100   American Capital Strategies, Ltd. ........        123,726
     6,800   AMERIGROUP Corp. * .......................        198,016
     4,100   Arden Realty, Inc. .......................         97,703
    10,940   Associated Banc-Corp .....................        382,244
     5,790   Bank of Bermuda, Ltd. ....................        201,260
    11,000   Bear Stearns Co., Inc. ...................        735,240

             FINANCIALS (CONTINUED)
     2,400   Camden Property Trust ....................         83,880
     2,600   Century Bancorp, Inc., Class A ...........         67,132
     2,400   Chelsea Property Group, Inc. .............         95,184
    28,100   Colonial BancGroup, Inc. .................        357,713
    10,400   Compass Bancshares, Inc. .................        350,688
     8,000   Countrywide Credit Industries, Inc. ......        540,800
     3,300   Delphi Financial Group, Inc., Class A.....        145,365
     2,600   Financial Federal Corp. * ................         58,240
    13,800   FirstMerit Corp. .........................        282,900
     4,600   Getty Realty Corp. .......................         91,494
    21,900   Hibernia Corp., Class A ..................        396,828
     4,300   Investment Technology Group, Inc. * ......         61,447
     6,100   IPC Holdings, Ltd. .......................        209,535
    12,000   Jefferson-Pilot Corp. ....................        481,080
    13,800   Marshall & Ilsley Corp. ..................        405,996
     6,800   Mid-Atlantic Realty Trust ................        126,004
     5,100   Platinum Underwriters Holdings,
             Ltd. (Bermuda) ...........................        134,895
    14,000   Principal Financial Group, Inc. ..........        407,400
    18,000   Protective Life Corp. ....................        517,140
     8,000   Radian Group, Inc. .......................        317,600
     5,000   RAIT Investment Trust ....................        112,500
     3,800   Reckson Assoc. Realty Corp. ..............         71,630
     7,100   Reinsurance Group of America, Inc. .......        203,415
     2,500   RLI Corp. ................................         73,875
    11,700   SAFECO Corp. .............................        450,567
     6,500   Sky Financial Group, Inc. ................        131,040
     6,100   TCF Financial Corp. ......................        241,560
    21,300   Universal American Financial Corp.*.......        124,179
                                                          ------------
                                                             8,278,276
                                                          ------------
             HEALTHCARE - 8.88%
     2,700   Amsurg Corp. * ...........................         70,119
    33,300   Apogent Technologies, Inc. * .............        572,094
     7,500   Becton, Dickinson & Co. ..................        265,500
     7,700   Biogen, Inc. * ...........................        292,523
     8,200   Celgene Corp. * ..........................        218,202
     2,300   CorVel Corp. * ...........................         71,990
    17,300   IDEXX Laboratories, Inc. * ...............        674,700
     7,300   MAXIMUS, Inc. * ..........................        175,930
    26,200   Omnicare, Inc. ...........................        694,824
    14,400   Orthodontic Centers of America, Inc. * ...         83,520
     5,500   PolyMedica Corp. .........................        204,875
                                                          ------------
                                                             3,324,277
                                                          ------------
             INDUSTRIALS - 13.78%
     3,900   Albany International Corp., Class A ......         92,586
     6,100   Avery Dennison Corp. .....................        323,361
     2,000   Carlisle Cos., Inc. ......................         90,720
     2,200   Curtiss-Wright Corp., Class B ............        130,680
     9,000   Deswell Industries, Inc. (Hong Kong) .....        144,090
     3,300   Eaton Corp. ..............................        270,831
    10,550   Genesee & Wyoming, Inc., Class A * .......        182,515
     9,800   Granite Construction, Inc. ...............        164,640
     7,000   Ingersoll-Rand Co., Class A ..............        308,560
     6,700   Kadant, Inc. * ...........................        108,875
    18,000   Manpower, Inc. ...........................        591,840

                 See accompanying Notes to Financial Statements.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

36       MID-CAP FUND -- PORTFOLIO OF INVESTMENTS (CONTINUED) (UNAUDITED)

                                                              Value
    Shares                                                  (Note 2)
    ------                                                ------------
COMMON STOCKS (CONTINUED)

             INDUSTRIALS (CONTINUED)
    16,000   Mueller Industries, Inc. * ...............   $    408,800
    10,000   Parker-Hannifin Corp. ....................        406,800
     8,700   Quixote Corp. ............................        158,688
    14,000   R. R. Donnelley & Sons Co. ...............        282,240
    27,000   Republic Services, Inc., Class A * .......        579,420
     4,600   Simpson Manufacturing Co., Inc. * ........        161,552
     8,000   Teleflex, Inc. ...........................        307,120
     8,900   United Stationers, Inc. * ................        241,279
     3,500   USFreightways Corp. ......................         99,785
     4,500   Werner Enterprises, Inc. .................        101,655
                                                          ------------
                                                             5,156,037
                                                          ------------
             INFORMATION TECHNOLOGY - 9.41%
    22,500   Andrew Corp. * ...........................        172,575
     5,000   ANSYS, Inc. * ............................        132,250
    15,100   Arrow Electronics, Inc. * ................        254,888
    45,700   Atmel Corp. * ............................         84,088
     8,600   ATMI, Inc. * .............................        181,451
     3,400   Black Box Corp. ..........................        107,950
    21,000   Cable Design Technologies Corp. * ........        145,110
    19,300   Convergys Corp. * ........................        313,046
     8,300   DuPont Photomasks, Inc. * ................        154,297
    10,100   ESS Technology, Inc. * ...................         69,892
    23,800   LSI Logic Corp. * ........................        127,568
     9,100   Maxtor Corp. * ...........................         50,050
    23,300   McDATA Corp., Class B * ..................        245,116
     6,500   Molex, Inc. ..............................        151,710
    10,200   Pericom Semiconductor Corp. * ............         86,496
    13,700   Reynolds and Reynolds Co., Class A .......        394,697
    11,600   SunGard Data Systems, Inc. * .............        249,400
     8,900   Synopsys, Inc. * .........................        432,896
     3,800   Technitrol, Inc. .........................         60,002
     4,700   Varian Semiconductor Equipment, Inc. *....        108,335
                                                          ------------
                                                             3,521,817
                                                          ------------
             MATERIALS - 5.06%
     7,300   Air Products & Chemicals, Inc. ...........        314,411
     1,700   Florida Rock Industries, Inc. ............         64,600
     9,100   Freeport-McMoRan Copper & Gold,
             Inc., Class B ............................        157,521
    21,000   Martin Marietta Materials, Inc. ..........        620,970
    19,010   MeadWestvaco Corp. .......................        448,446
     5,800   Sigma-Aldrich Corp. ......................        288,956
                                                          ------------
                                                             1,894,904
                                                          ------------
             TELECOMMUNICATION SERVICES - 0.55%
   7  ,000   CenturyTel, Inc...........................        206,150
                                                          ------------

             UTILITIES - 7.96%
    30,000   Alliant Energy Corp. .....................        526,800
    10,000   Ameren Corp. .............................        409,800
     3,100   Black Hills Corp. ........................         88,288
    18,000   Constellation Energy Group, Inc. .........        527,040
     4,400   Peoples Energy Corp. .....................        170,940
    22,000   Pepco Holdings, Inc. .....................        377,960
     7,900   PNM Resources, Inc. ......................        175,301
     1,200   Questar Corp. ............................         36,240
     5,200   WGL Holdings, Inc. .......................        140,296
    20,000   Wisconsin Energy Corp. ...................        526,600
                                                          ------------
                                                             2,979,265
                                                          ------------

             TOTAL COMMON STOCKS.......................     35,650,093
             (Cost $37,515,541)                           ------------

INVESTMENT COMPANIES - 12.63%

 1,762,425   SSgA Prime Money Market Fund..............      1,762,425
 2,965,883   State Street Navigator Securities
             Lending Prime Portfolio (I)...............      2,965,883
                                                          ------------
             TOTAL INVESTMENT COMPANIES................      4,728,308
             (Cost $4,728,308)                            ------------

TOTAL INVESTMENTS - 107.89%..........................       40,378,401
(Cost $42,243,849)                                        ------------
NET OTHER ASSETS AND LIABILITIES - (7.89)% ..               (2,953,403)
                                                          ------------
TOTAL NET ASSETS - 100.00%...........................     $ 37,424,998
                                                          ============

     *    Non-income producing.

     (I)  Represents collateral held in connection with securities lending.

                See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

        MULTI-CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)         37

                                                                       Value
Shares                                                                (Note 2)
------                                                                --------
COMMON STOCKS - 94.92%

           CONSUMER DISCRETIONARY - 10.47%
 2,200     Abercrombie & Fitch Co., Class A * .....................  $    72,336
 2,670     Clear Channel Communications, Inc.* ....................      104,424
 9,500     Comcast Corp.* ........................................       285,570
 2,700     Cumulus Media, Inc., Class A * .........................       46,548
 1,480     GTECH Holdings Corp. * .................................       49,831
 6,420     Hollywood Entertainment Corp. * ........................      113,955
   980     Leapfrog Enterprises, Inc. * ...........................       26,166
 5,400     Mattel, Inc. ...........................................      117,396
 2,900     Newell Rubbermaid, Inc. ................................       88,392
 1,700     NIKE, Inc., Class B ....................................       91,001
 1,675     Pacific Sunwear of California, Inc. * ..................       38,240
   560     Quiksilver, Inc. * .....................................       18,256
 2,100     Ryanair Holdings PLC, ADR * ............................       83,307
 8,140     Scientific Games Corp., Class A * ......................       53,073
10,400     TJX Companies, Inc. ....................................      200,200
 7,700     USA Interactive * ......................................      230,615
                                                                     -----------
                                                                       1,619,310
                                                                     -----------

           CONSUMER SERVICES - 9.16%
 3,600     Administaff, Inc. * ....................................       23,004
10,100     Apollo Group, Inc., Class A * ..........................      547,410
   865     Career Education Corp. * ...............................       52,012
 1,750     CNF, Inc. ..............................................       53,095
 3,600     Lamar Advertising Co. * ................................      129,312
 9,900     Omnicom Group, Inc. ....................................      612,810
                                                                     -----------
                                                                       1,417,643
                                                                     -----------

           CONSUMER STAPLES - 2.00%
   910     Panera Bread Co., Class A * ............................       30,967
 2,000     Smithfield Foods, Inc. * ...............................       39,200
 8,300     Sysco Corp. ............................................      238,459
                                                                     -----------
                                                                         308,626
                                                                     -----------

           ENERGY - 1.65%
 5,830     Chesapeake Energy Corp. ................................       46,990
 2,300     EOG Resources, Inc. ....................................       85,974
 6,246     XTO Energy, Inc. .......................................      121,797
                                                                     -----------
                                                                         254,761
                                                                     -----------

           FINANCIALS - 11.96%
 8,908     American International Group, Inc. .....................      516,218
 1,130     AMERIGROUP Corp. * .....................................       32,906
 1,470     Arch Capital Group, Ltd. * .............................       51,171
 1,730     Brown & Brown, Inc. ....................................       61,882
17,855     Citigroup, Inc. ........................................      700,809
 1,500     Countrywide Credit Industries, Inc. ....................      101,400
 4,350     Freddie Mac ............................................      251,865
 1,600     Legg Mason, Inc. .......................................       86,880
 6,480     Providian Financial Corp. * ............................       47,757
                                                                     -----------
                                                                       1,850,888
                                                                     -----------

           HEALTHCARE - 31.37%
 8,300     Abbott Laboratories ....................................      337,229
 5,570     Abgenix, Inc. * ........................................       52,915
 1,100     Amsurg Corp. * .........................................       28,567
 1,500     Anthem, Inc. * .........................................      102,960
 13,200    AstraZeneca PLC, ADR ...................................      526,284
 1,500     Cephalon, Inc. * .......................................       61,260
   940     CV Therapeutics, Inc. * ................................       18,781
 2,650     Digene Corp. * .........................................       50,376
 1,050     Edwards Lifesciences Corp. * ...........................       30,314
 9,390     Eli Lilly & Co. ........................................      599,270
 2,500     Guidant Corp. * ........................................       97,475
 6,500     HCA, Inc. ..............................................      208,650
 4,100     Health Management Associates, Inc. .....................       69,946
10,430     Human Genome Sciences, Inc. * ..........................      121,927
 3,900     Laboratory Corporation of America Holdings * ...........      114,894
 2,600     McKesson Corp. .........................................       72,124
 1,800     Medicines Co. * ........................................       36,990
15,510     Millennium Pharmaceuticals, Inc. * .....................      170,610
 2,500     NPS Pharmaceuticals, Inc. * ............................       47,625
 1,680     OSI Pharmaceuticals, Inc. * ............................       35,280
12,820     Pfizer, Inc. ...........................................      394,215
36,500     Schering-Plough Corp. ..................................      660,650
 1,400     St. Jude Medical, Inc. * ...............................       73,444
 2,720     VCA Antech, Inc. * .....................................       45,666
 4,500     Waters Corp. * .........................................      108,045
 3,400     Watson Pharmaceuticals, Inc. * .........................       98,838
 6,700     WellPoint Health Networks, Inc. * ......................      508,798
 4,130     Wyeth ..................................................      179,779
                                                                     -----------
                                                                       4,852,912
                                                                     -----------

           INDUSTRIALS - 1.32%
 9,420     ASE Test, Ltd. * .......................................       32,405
 1,960     Bunge, Ltd. ............................................       54,900
 1,500     PACCAR, Inc. ...........................................       87,615
 1,300     STERIS Corp. * .........................................       29,510
                                                                     -----------
                                                                         204,430
                                                                     -----------

           INFORMATION TECHNOLOGY - 22.12%
 2,700     Analog Devices, Inc. * .................................       89,424
 1,070     Business Objects S.A., ADR * ...........................       23,251
 2,640     CheckFree Corp. * ......................................       72,785
 3,700     DALSA Corp. * ..........................................       44,250
27,900     Dell Computer Corp. * ..................................      806,589
 1,700     DSP Group, Inc. ........................................       35,530
 2,950     eBay, Inc. * ...........................................      273,671
   300     eResearch Technology, Inc. * ...........................        8,940
19,160     First Data Corp. .......................................      751,647
 2,010     Hyperion Solutions Corp. * .............................       56,843
 7,830     Lexar Media, Inc. * ....................................       37,976
 3,300     McDATA Corp., Class A * ................................       34,914
 2,840     MEMC Electronic Materials, Inc. * ......................       33,682
25,800     Microsoft Corp. ........................................      659,706
 3,130     Nam Tai Electronics, Inc. ..............................       84,823
 6,000     Network Appliance, Inc. * ..............................       79,680
 3,510     Pericom Semiconductor Corp. * ..........................       29,765
13,680     Red Hat, Inc. * ........................................       82,080
15,200     VeriSign, Inc. * .......................................      188,784
 3,000     Western Digital Corp. * ................................       27,990
                                                                     -----------
                                                                       3,422,330
                                                                     -----------

                 See accompanying Notes to Financial Statements.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

                                                                       Value
Shares                                                                (Note 2)
------                                                                --------
COMMON STOCKS (CONTINUED)

           TELECOMMUNICATIONS - 4.64%
 17,310    American Tower Corp., Class A * ........................  $   114,938
  6,810    Crown Castle International Corp. * .....................       43,380
  4,930    EchoStar Communications Corp., Class A * ...............      147,703
  7,100    Nextel Communications, Inc., Class A * .................      105,009
  4,100    Univision Communications, Inc., Class A * ..............      124,148
  4,200    Viacom, Inc., Class B * ................................      182,322
                                                                     -----------
                                                                         717,500
                                                                     -----------

           TRANSPORTATION - 0.23%
  1,155    JetBlue Airways Corp. * ................................       36,302
                                                                     -----------

           TOTAL COMMON STOCKS ....................................   14,684,702
           (Cost $13,837,091)                                        -----------

INVESTMENT COMPANIES - 10.36%
700,171    SSgA Prime Money Market Fund ...........................      700,171
902,779    State Street Navigator Securities
           Lending Prime Portfolio (I) ............................      902,779
                                                                     -----------

           TOTAL INVESTMENT COMPANIES .............................    1,602,950
           (Cost $1,602,950)                                         -----------

TOTAL INVESTMENTS - 105.28% .......................................   16,287,652
                                                                     -----------
(Cost $15,440,041)
NET OTHER ASSETS AND LIABILITIES - (5.28)% ........................     (816,816)
                                                                     -----------
TOTAL NET ASSETS - 100.00% ........................................  $15,470,836
                                                                     ===========

-------------
*   Non-income producing.

(I) Represents collateral held in connection with securities lending.

ADR American Depository Receipt.

PLC Public Limited Company.

                 See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

       INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)       39

                                                                       Value
Shares                                                                (Note 2)
------                                                                --------
COMMON STOCKS - 95.39%

           ARGENTINA - 0.20%
  2,644    Tenaris S.A., ADR * ....................................  $    62,134
                                                                     -----------

           AUSTRALIA - 1.77%
 72,283    BHP, Ltd. ..............................................      409,216
 14,200    John Fairfax Holdings, Ltd. ............................       27,123
 18,100    TABCORP Holdings, Ltd. .................................      120,152
                                                                     -----------
                                                                         556,491
                                                                     -----------

           AUSTRIA - 0.28%
  1,100    Erste Bank der oesterreichischen
           Sparkassen AG ..........................................       87,201
                                                                     -----------

           BELGIUM - 1.03%
  2,400    Ackermans & van Haaren N.V. ............................       42,935
 13,500    Fortis Group ...........................................      227,019
  7,899    Solvus S.A. ............................................       52,991
    499    Solvus S.A. Strip VVPR .................................            6
                                                                     -----------
                                                                         322,951
                                                                     -----------

           BRAZIL - 1.97%
  3,496    Banco Itau S.A., ADR ...................................      116,417
  1,300    Brasil Telecom Participacoes S.A., ADR .................       46,020
  2,900    Brasileira Distribuicao Pao de Acucar, ADR .............       42,050
  4,800    Companhia De Bebidas, ADR ..............................       95,472
  3,600    Companhia Vale do Rio Doce, ADR ........................      100,656
 20,400    Copel, ADR .............................................       66,096
  5,400    Embraer Aircraft Corp., ADR ............................       74,898
 12,100    Souza Cruz S.A. ........................................       75,703
                                                                     -----------
                                                                         617,312
                                                                     -----------

           CHILE - 0.49%
  6,300    AFP Provida, ADR .......................................      152,145
                                                                     -----------

           CHINA - 0.83%
  9,920    China Mobile HK, Ltd., ADR * ...........................       99,299
  5,760    CNOOC, Ltd., ADR .......................................      151,027
 45,000    Sinotrans, Ltd. ........................................       11,136
                                                                     -----------
                                                                         261,462
                                                                     -----------

           CROATIA - 0.43%
  9,600    Pliva d.d., GDR (C) ....................................      133,807
                                                                     -----------

           DENMARK - 1.08%
  9,300    Novo Nordisk A/S .......................................      337,428
                                                                     -----------

           EGYPT - 0.39%
  9,100    Commercial International Bank of Egypt (C) .............       48,230
  9,300    Egypt Mobile Telecom ...................................       74,431
                                                                     -----------
                                                                         122,661
                                                                     -----------

           FINLAND - 2.64%
  5,200    Amer Group, Ltd. .......................................      156,981
 29,700    Nokia Oyj ..............................................      503,427
  5,000    TietoEnator Oyj ........................................       83,019
  4,400    Vaisala Oyj ............................................       86,094
                                                                     -----------
                                                                         829,521
                                                                     -----------

           FRANCE - 6.21%
  7,920    BNP Paribas ............................................      372,456
  3,800    Carbone-Lorraine, S.A. .................................       96,023
  3,900    Carrefour S.A. .........................................      169,932
  3,500    Euronext N.V. ..........................................       77,484
  5,300    GrandVision S.A. .......................................       98,252
  6,300    Lagardere S.C.A. .......................................      241,188
  4,300    Neopost S.A. * .........................................      149,043
  3,400    Schneider Electric S.A. * ..............................      161,261
  4,030    Total Fina Elf, Series B ...............................      529,449
  2,300    Union Financiere de France Banque S.A. .................       52,564
                                                                     -----------
                                                                       1,947,652
                                                                     -----------

           GERMANY - 1.81%
  7,000    Bayerische Motoren Werke (BMW) AG ......................      233,784
  3,900    Hawesko Holding AG .....................................       69,334
  1,800    Medion AG ..............................................       67,401
  3,100    Siemens AG NPV .........................................      154,831
  4,511    Techem AG * ............................................       43,376
                                                                     -----------
                                                                         568,726
                                                                     -----------

           GREECE - 0.19%
  6,590    Greek Organization of Football
           Prognostics ............................................       60,273
                                                                     -----------

           HONG KONG - 2.08%
 42,500    CLP Holdings, Ltd. .....................................      173,835
 89,200    Esprit Asia Holdings, Ltd. .............................      174,991
 78,000    Hong Kong and China Gas Co., Ltd. ......................       92,011
 30,000    Shaw Brothers (Hong Kong), Ltd. ........................       27,311
372,000    Tingyi Holdings Corp. ..................................       67,254
 56,500    Yue Yuen Industrial Holdings, Ltd. .....................      116,636
                                                                     -----------
                                                                         652,038
                                                                     -----------

           HUNGARY - 0.70%
  1,550    EGIS Rt. ...............................................       54,633
  2,280    Gedeon Richter Rt. .....................................      165,913
                                                                     -----------
                                                                         220,546
                                                                     -----------

           INDIA - 1.50%
  4,550    Hindalco Industries, Ltd., GDR .........................       59,356
 15,700    Hindustan Lever, Ltd. ..................................       47,893
  2,100    Punjab National Bank, Ltd. * ...........................        5,154
 17,600    Reliance Industries, Ltd. ..............................      102,245
 22,200    Satyam Computer Services ...............................       71,498
 31,100    State Bank of India ....................................      183,071
                                                                     -----------
                                                                         469,217
                                                                     -----------

                 See accompanying Notes to Financial Statements.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

                                                                       Value
Shares                                                                (Note 2)
------                                                                --------
COMMON STOCKS (CONTINUED)

           INDONESIA - 0.84%
302,500    HM Sampoerna Tbk PT ....................................  $   124,683
 73,500    Telekomunikasi Indonesia ...............................       34,744
 11,200    Telekomunikasi Indonesia, ADR ..........................      103,712
                                                                     -----------
                                                                         263,139
                                                                     -----------

           IRELAND - 3.16%
 20,816    Allied Irish Banks PLC .................................      320,023
 11,108    Anglo Irish Bank Corp. .................................       83,710
 18,700    Bank of Ireland - Ord ..................................      228,948
 14,687    CRH PLC ................................................      225,796
  6,500    DCC PLC ................................................       80,671
189,809    Uts Waterford Wedgwood .................................       50,934
                                                                     -----------
                                                                         990,082
                                                                     -----------

           ISRAEL - 0.41%
 39,800    Bank Hapoalim, Ltd. ....................................       68,826
  3,676    Koor Industries, Ltd. * ................................       59,369
                                                                     -----------
                                                                         128,195
                                                                     -----------

           ITALY - 5.53%
 18,920    Alleanza Assicurazioni SpA .............................      177,274
  2,500    Davide Campari-Milano SpA ..............................       86,373
 32,900    ENI SpA ................................................      469,751
 27,300    Interpump Group SpA ....................................      115,076
  8,600    Natuzzi SpA, ADR .......................................       77,486
  4,400    Permasteelisa SpA ......................................       80,190
 51,000    Snam Rete Gas SpA ......................................      185,325
 66,600    Telecom Italia SpA .....................................      545,088
                                                                     -----------
                                                                       1,736,563
                                                                     -----------

           JAPAN - 9.29%
  1,900    ACOM Co., Ltd. .........................................       53,451
  2,400    Belluna Co., Ltd. ......................................       87,874
  9,000    Canon, Inc. ............................................      364,293
     47    East Japan Railway Co. .................................      213,134
  2,600    Fanuc, Ltd. ............................................      106,550
  6,000    Hisamitsu Pharmaceutical Co., Inc. .....................       64,696
  2,300    Honda Motor Co., Ltd. ..................................       76,293
 15,000    Kao Corp. ..............................................      273,975
  2,600    KOSE Corp. .............................................       82,533
  1,500    Meitec Corp. ...........................................       38,168
  4,000    Nippon Ceramic Co., Ltd. ...............................       27,712
 53,000    Nissan Motor Co., Ltd. .................................      407,247
  3,600    Nissin Kogyo Co., Ltd. .................................       71,196
    110    NTT DoCoMo, Inc. .......................................      227,242
  3,400    Sammy Corp. ............................................       69,953
  3,000    Secom Techno Service Co., Ltd. .........................       45,348
  6,700    Sony Corp. .............................................      163,168
  7,000    Takeda Chemical Industries, Ltd. .......................      256,886
 51,000    Tokyo Gas Co., Ltd. ....................................      166,174
  1,200    USS Co., Ltd. ..........................................       61,270
     40    Yoshinoya D&C Co., Ltd. ................................       57,776
                                                                     -----------
                                                                       2,914,939
                                                                     -----------

           MEXICO - 2.05%
 86,000    America Telecom, S.A. de C.V., Series A1 * .............       66,965
 30,300    Carso Global Telecom, Series A1 * ......................       34,083
  2,954    Cemex S.A., ADR ........................................       67,499
  1,970    Femsa, ADR .............................................       74,781
 41,300    Grupo Financiero Banorte, Series O .....................      114,659
  2,500    Grupo Televisa, S.A. de C.V., ADR * ....................       75,850
 26,900    Kimberly-Clark de Mexico, Class A ......................       65,943
  4,700    Telefonos de Mexico, ADR ...............................      141,987
                                                                     -----------
                                                                         641,767
                                                                     -----------

           NETHERLANDS - 7.06%
 16,700    ABN AMRO Holding N.V. ..................................      282,698
  3,500    Boskalis Westminster N.V. ..............................       78,580
  2,719    Fugro N.V. .............................................      110,508
 10,021    Heineken N.V. ..........................................      372,773
  6,979    Hunter Douglas N.V. ....................................      204,445
  1,432    IHC Caland N.V. ........................................       74,052
  5,900    Imtech N.V. ............................................       85,758
 41,300    Koninklijke KPN * ......................................      275,218
  7,563    Philips Electronics N.V. ...............................      140,965
 10,000    Royal Dutch Petroleum Co. ..............................      409,784
  6,300    Telegraag Holdings .....................................      108,830
  6,078    United Services Group N.V. .............................       71,356
                                                                     -----------
                                                                       2,214,967
                                                                     -----------

           NORWAY - 0.67%
  6,300    Ekornes ASA ............................................       84,684
 15,700    Statoil ASA ............................................      124,602
                                                                     -----------
                                                                         209,286
                                                                     -----------

           PERU - 0.21%
  7,000    Credicorp, Ltd. ........................................       66,920
                                                                     -----------

           PHILIPPINES - 0.43%
  6,700    Philippine Long Distance Telephone Co.,
           ADR * ..................................................       48,575
 69,100    San Miguel Corp., Class B ..............................       86,910
                                                                     -----------
                                                                         135,485
                                                                     -----------

           RUSSIA - 0.55%
  1,455    Lukoil, ADR ............................................      100,162
  4,000    Wimm-Bill-Dann Foods OJSC, ADR * .......................       73,400
                                                                     -----------
                                                                         173,562
                                                                     -----------

           SINGAPORE - 1.21%
 27,000    Overseas Chinese Banking Corp., Ltd. ...................      143,823
 24,000    United Overseas Bank, Ltd. .............................      140,695
146,000    Want Want Holdings, Ltd. ...............................       96,360
                                                                     -----------
                                                                         380,878
                                                                     -----------

                 See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

 INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED) 41

                                                                       Value
Shares                                                                (Note 2)
------                                                                --------
COMMON STOCKS (CONTINUED)

           SOUTH AFRICA - 3.05%
 32,300    ABSA Group, Ltd. .......................................  $   141,925
  1,550    Impala Platinum Holdings, Ltd. .........................       76,860
 68,066    Iscor, Ltd. ............................................      137,352
 38,500    Kumba Resources, Ltd. ..................................      129,925
 41,000    Old Mutual .............................................       60,171
103,700    Sanlam, Ltd. ...........................................       86,132
  6,500    Sappi, Ltd. ............................................       80,490
  9,100    Sasol, Ltd. ............................................       98,885
 91,900    Steinhoff International Holdings, Ltd. .................       67,090
 17,800    Telkom South Africa, Ltd. * ............................       77,207
                                                                     -----------
                                                                         956,037
                                                                     -----------

           SOUTH KOREA - 3.37%
  1,650    Hite Brewery Co., Ltd. .................................       82,840
  5,586    Kookmin Bank ...........................................      156,776
    400    Korea Telecom Corp. ....................................       16,428
  6,940    KT Corp., ADR ..........................................      140,466
  2,000    LG Household & Health Care, Ltd. .......................       47,407
    700    Pohang Iron & Steel Co., Ltd. ..........................       59,053
  2,400    Posco, ADR .............................................       49,320
  2,019    Samsung Electronics, Ltd., GDR (C) .....................      252,375
  2,074    Samsung Fire & Marine Insurance ........................      102,420
    920    Samsung SDI Co., Ltd. ..................................       57,547
  6,139    SK Telecom Co., Ltd., ADR ..............................       93,313
                                                                     -----------
                                                                       1,057,945
                                                                     -----------

           SPAIN - 3.05%
 10,000    Abengoa, S.A. ..........................................       53,222
  4,200    Aldeasa, S.A. ..........................................       71,427
 12,100    Altadis, S.A. ..........................................      312,520
  4,700    Banco Pastor, S.A. .....................................      103,577
 20,166    Endesa, S.A. ...........................................      286,580
 10,100    Prosegur, CIA de Seguridad S.A. ........................      130,997
                                                                     -----------
                                                                         958,323
                                                                     -----------

           SWEDEN - 1.52%
  8,200    Alfa Laval * ...........................................       80,257
 12,160    Elekta AB * ............................................      132,405
  9,100    Eniro AB ...............................................       69,583
  7,700    Sandvik AB .............................................      195,946
                                                                     -----------
                                                                         478,191
                                                                     -----------

           SWITZERLAND - 4.77%
     44    Bank Sarasin & Cie, Registered, Class B ................       50,341
 15,200    Cie Fin Richemont AG UTS ...............................      224,957
  9,700    Credit Suisse Group ....................................      231,984
    340    Edipresse, S.A. - Bearer ...............................      109,799
     70    Gurit-Heberlein AG .....................................       36,944
    560    Kaba Holding AG, Series B ..............................       79,572
  9,200    Novartis AG ............................................      363,314
  8,400    UBS AG * ...............................................      398,996
                                                                     -----------
                                                                       1,495,907
                                                                     -----------

           TAIWAN - 1.23%
 25,000    Advantech Co., Ltd. ....................................       44,194
 10,000    Ambit Microsystems Corp. ...............................       28,600
 83,427    Chinatrust Financial Holding Co., Ltd. * ...............       65,226
 10,238    Compal Electronics, Inc., GDR ..........................       55,285
 29,000    Compal Electronics, Inc. ...............................       31,343
139,000    Fubon Group Co., Ltd. ..................................       95,091
 16,100    Quanta Computer, Inc. ..................................       28,229
 12,034    United Microelectronics Corp., ADR .....................       38,990
                                                                     -----------
                                                                         386,958
                                                                     -----------

           THAILAND - 0.54%
 78,800    Delta Electronics (Thailand) Public Co., Ltd. ..........       50,129
 60,100    PTT PLC ................................................       63,138
 19,900    Thai Union Frozen Products Public Co., Ltd. ............        9,802
 94,200    Thai Union Frozen Products Public Co.,
           Ltd. - Foreign .........................................       46,182
                                                                     -----------
                                                                         169,251
                                                                     -----------

           TURKEY - 0.11%
 29,152    Turkiye Garanti Bankasi A.S., ADR (C)* .................       35,183
                                                                     -----------

           UNITED KINGDOM - 22.50%
 13,096    Amersham PLC ...........................................       94,212
 70,300    Barclays PLC ...........................................      486,058
 40,600    Boots Group PLC ........................................      371,791
 58,100    BP PLC .................................................      368,483
 12,590    BT Group PLC ...........................................       36,098
 43,400    Cadbury Schweppes PLC ..................................      241,930
  7,500    Carpetright PLC - Ord ..................................       70,816
 14,400    Cattles PLC ............................................       73,247
 24,351    Collins Stewart Holdings PLC ...........................      137,106
  6,536    De La Rue PLC ..........................................       23,941
 42,900    Diageo PLC .............................................      476,227
  7,788    Euromoney Publications PLC .............................       29,275
 36,314    FKI PLC - Ord ..........................................       43,129
 34,100    GlaxoSmithKline PLC ....................................      683,990
 59,400    HSBC Holdings PLC ......................................      651,316
 21,300    Imperial Tobacco Group PLC .............................      356,717
 17,300    Intertek Testing Services PLC * ........................      100,312
 27,000    John Wood Group PLC ....................................       67,265
155,400    Kidde PLC ..............................................      178,970
 69,800    Kingfisher PLC .........................................      272,981
 14,300    Luminar PLC - Ord ......................................       80,744
 10,673    Man Group PLC ..........................................      180,110
 17,700    Northgate PLC - Ord ....................................      118,910
 11,200    Royal Bank of Scotland Group PLC .......................      293,984
  4,000    Signet Group PLC, ADR ..................................      161,000
 26,333    Singer & Friedlander Group PLC .........................       52,651
 59,500    Tesco PLC ..............................................      188,443
 15,800    Trinity Mirror PLC .....................................      109,937
 38,800    Unilever PLC ...........................................      381,685
329,500    Vodafone Group PLC .....................................      650,909
 20,500    William Hill PLC .......................................       76,566
                                                                     -----------
                                                                       7,058,803
                                                                     -----------

           VENEZUELA - 0.24%
  7,234    CANTV, ADR .............................................       75,306
                                                                     -----------

           TOTAL COMMON STOCKS ....................................   29,929,252
           (Cost $30,704,843)                                        -----------


                 See accompanying Notes to Financial Statements.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

                                                                       Value
 Shares                                                               (Note 2)
 ------                                                               --------
PREFERRED STOCKS - 1.02%

           BRAZIL - 0.54%
  907,100  Caemi Mineracao e Metalurgica S.A. .....................  $   124,502
3,000,000  Telemar Norte Leste S.A., Class A ......................       45,754
                                                                     -----------
                                                                         170,256
                                                                     -----------

           GERMANY - 0.48%
    3,800  Fielmann AG ............................................      148,707
                                                                     -----------

           TOTAL PREFERRED STOCKS .................................      318,963
           (Cost $282,832)                                           -----------

WARRANTS AND RIGHTS - 0.00%

           SINGAPORE - 0.00%
    8,200  Want Want Holdings Wts 10/24/04 * ......................          984
                                                                     -----------

           TOTAL WARRANTS AND RIGHTS ..............................          984
           (Cost $205)                                               -----------

Par Value
---------

CERTIFICATE OF DEPOSIT - 2.47%
  774,386  State Street Eurodollar ................................      774,386
                                                                     -----------

           TOTAL CERTIFICATE OF DEPOSIT ...........................      774,386
           (Cost $774,386)                                           -----------

TOTAL INVESTMENTS - 98.88% ........................................   31,023,585
(Cost $31,762,266)                                                   -----------
NET OTHER ASSETS AND LIABILITIES - 1.12% ..........................      352,392
                                                                     -----------
TOTAL NET ASSETS - 100.00% ........................................  $31,375,977
                                                                     ===========

-----------------
*   Non-income producing.

(C) Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
ADR American Depository Receipt.
GDR Global Depository Receipt.
PLC Public Limited Company.

OTHER INFORMATION:
Industry Concentration as a Percentage of Net Assets               % of Net Assets
                                                                   ---------------
         Banks ..................................................      15.55%
         Oil & Gas ..............................................       8.91%
         Communication Services .................................       7.50%
         Drugs & Healthcare .....................................       7.34%
         Food & Beverages .......................................       6.99%
         Telecommunications .....................................       5.70%
         Retail Trade ...........................................       5.34%
         Financial Services .....................................       4.23%
         Mining .................................................       3.65%
         Net Other Assets and Liabilities .......................       3.59%
         Electronics ............................................       3.24%
         Tobacco ................................................       2.77%
         Automobiles ............................................       2.50%
         Business Services ......................................       2.32%
         Household Appliances & Home Furnishings ................       1.99%
         Computers & Business Equipment .........................       1.88%
         Electric Utilities .....................................       1.68%
         Leisure Time ...........................................       1.54%
         Manufacturing ..........................................       1.35%
         Insurance ..............................................       1.36%
         Electrical Equipment ...................................       1.34%
         Retail Grocery .........................................       1.28%
         Household Products .....................................       1.18%
         Industrial Machinery ...................................       1.12%
         Railroads & Equipment ..................................       1.06%
         Construction & Mining Equipment ........................       0.92%
         Chemicals ..............................................       0.71%
         Publishing .............................................       0.66%
         Paper ..................................................       0.47%
         Conglomerates ..........................................       0.39%
         Software ...............................................       0.35%
         Gas & Pipeline Utilities ...............................       0.29%
         Hotels & Restaurants ...................................       0.34%
         Aerospace ..............................................       0.24%
         Construction Materials .................................       0.22%
                                                                     -------
                                                                      100.00%
                                                                     =======

                 See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

                     This page is left blank intentionally.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

44    STATEMENTS OF ASSETS AND LIABILITIES AS OF APRIL 30, 2003 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                                    CASH RESERVES          BOND           HIGH INCOME
                                                                        FUND               FUND              FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
  Investments at cost ............................................  $  32,490,614     $  171,306,289     $  51,955,310
  Net unrealized appreciation (depreciation) .....................             --          4,570,373           469,779
                                                                    -------------     --------------     -------------
       Total investments at value ................................     32,490,614        175,876,662        52,425,089
Cash .............................................................             --              1,921                --
Foreign currency ($457, $17 and $130,286) ........................             --                 --               457
Receivables:
  Investments sold ...............................................             --          4,892,653           361,713
  Fund shares sold ...............................................         74,028            799,932           402,493
  Dividends and interest .........................................         79,181          1,679,505           978,896
  Due from Advisor, net ..........................................             --                 --                --
Net unrealized appreciation on forward currency contracts ........             --                 --                --
Prepaid insurance and registration fees ..........................            330              2,648             1,130
                                                                    -------------     --------------     -------------
  Total Assets ...................................................     32,644,153        183,253,321        54,169,778
                                                                    -------------     --------------     -------------

LIABILITIES:
Net unrealized depreciation on forward currency contracts ........             --                 --             3,175
Payables:
  Investments purchased ..........................................             --         11,291,233         1,924,097
  Due to Advisor, net ............................................          2,403             33,624             5,887
  Fund shares repurchased ........................................        131,862            211,907            13,620
  Upon return of securities loaned ...............................             --         25,733,289         7,440,290
  Administration and transfer agent fees .........................         11,890             31,297            14,349
  Distribution fees - Class B ....................................         10,055             42,460            11,268
  Shareholder servicing fees .....................................             --             29,402             8,753
  Trustees'fees ..................................................            151                571               154
Accrued expenses and other payables ..............................            811             63,375            78,577
                                                                    -------------     --------------     -------------
  Total Liabilities ..............................................        157,172         37,437,158         9,500,170
                                                                    -------------     --------------     -------------
NET ASSETS .......................................................  $  32,486,981     $  145,816,163     $  44,669,608
                                                                    =============     ==============     =============

NET ASSETS CONSIST OF:
  Paid-in capital ................................................  $  32,485,091     $  140,900,180     $  50,151,783
  Accumulated undistributed (distributions in excess of)
    net investment income ........................................          1,890            (29,927)           17,982
  Accumulated net realized gain (loss) on investments sold and
    foreign currency related transactions ........................             --            375,537        (5,967,132)
  Net unrealized appreciation (depreciation) of
    investments (including appreciation (depreciation) of
    foreign currency related transactions) .......................             --          4,570,373           466,975
                                                                    -------------     --------------     -------------
NET ASSETS .......................................................  $  32,486,981     $  145,816,163     $  44,669,608
                                                                    =============     ==============     =============

CLASS A SHARES:
  Net assets .....................................................  $  16,501,520     $   75,933,614     $  25,620,741
  Shares of beneficial interest outstanding ......................     16,522,683          7,340,028         3,581,075
  NET ASSET VALUE and redemption price per share .................  $        1.00     $        10.35     $        7.15
  Sales charge of offering price* ................................          0.061               0.52              0.36
                                                                    -------------     --------------     -------------
  Maximum offering price per share ...............................  $       1.061     $        10.87     $        7.51
                                                                    =============     ==============     =============

CLASS B SHARES:
  Net assets .....................................................  $  15,985,461     $   69,882,549     $  19,048,867
  Shares of beneficial interest outstanding ......................     15,999,939          6,752,953         2,656,521
  NET ASSET VALUE and redemption price per share** ...............  $        1.00     $        10.35     $        7.17
                                                                    =============     ==============     =============

--------------------
* Sales charge of offering price is 5.75% for the Cash Reserves Fund, 4.75% for the Bond Fund and High Income Fund, 5.75% for the Balanced Fund, Growth and Income Fund, Capital Appreciation Fund, Mid-Cap Fund, Multi-Cap Growth Fund, and International Stock Fund.

** Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

                 See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

----------------------------------------------------------------------------------------------------------------------------
   BALANCED            GROWTH AND            CAPITAL              MID-CAP              MULTI-CAP         INTERNATIONAL STOCK
     FUND              INCOME FUND       APPRECIATION FUND          FUND              GROWTH FUND              FUND
----------------------------------------------------------------------------------------------------------------------------
$  191,424,738       $  144,283,147       $  140,789,168      $    42,243,849       $   15,440,041        $     31,762,266
   (15,472,303)         (24,863,572)         (15,661,203)          (1,865,448)             847,611                (738,681)
--------------       --------------       --------------      ---------------       --------------        ----------------
   175,952,435          119,419,575          125,127,965           40,378,401           16,287,652              31,023,585
         1,921                   --                   --                   --                   --                      --
            --                   --                   --                   --                   19                 130,203

     1,893,884            3,580,832              219,931               57,312              101,465                 526,827
       216,673              190,629              105,243               53,570               34,844                  28,638
     1,006,432              135,837                   --               32,127                9,992                 205,162
            --                   --                   --                   --                7,893                      --
            --                   --                   --                   --                   --                      --
         2,350                1,649                1,934                  776                  240                     344
--------------       --------------       --------------      ---------------       --------------        ----------------
   179,073,695          123,328,522          125,455,073           40,522,186           16,442,105              31,914,759
--------------       --------------       --------------      ---------------       --------------        ----------------

            --                   --                   --                   --                   --                      --

     3,315,317                   --                   --               59,304               19,002                 483,588
        56,482               16,920               26,702               10,812                   --                  13,936
       273,895              259,663              207,813               18,510               14,687                   1,502
     9,624,738            1,290,300           11,908,708            2,965,883              902,779                      --
        63,852               79,555               85,020               24,528               22,286                  16,166
        55,113               41,391               32,435                7,476                3,823                   2,698
        36,654               24,729               22,528                7,395                2,970                   6,206
           707                  540                  484                  131                  105                      96
        17,885                8,776               16,270                3,149                5,617                  14,590
--------------       --------------       --------------      ---------------       --------------        ----------------
    13,444,643            1,721,874           12,299,960            3,097,188              971,269                 538,782
--------------       --------------       --------------      ---------------       --------------        ----------------
$  165,629,052       $  121,606,648       $  113,155,113      $    37,424,998       $   15,470,836        $     31,375,977
==============       ==============       ==============      ===============       ==============        ================

$  190,420,800       $  172,412,439       $  162,180,440      $    42,359,883       $   38,204,544        $     44,122,545

        (9,765)             314,139             (137,500)               8,729              (42,486)                102,860

    (9,309,680)         (26,256,358)         (33,226,624)          (3,078,166)         (23,539,051)            (12,119,431)

   (15,472,303)         (24,863,572)         (15,661,203)          (1,865,448)             847,829                (729,997)
--------------       --------------       --------------      ---------------       --------------        ----------------
$  165,629,052       $  121,606,648       $  113,155,113      $    37,424,998       $   15,470,836        $     31,375,977
==============       ==============       ==============      ===============       ==============        ================

$   73,964,712       $   52,288,125       $   58,852,055      $    24,787,568       $    8,923,644        $     26,820,816
     7,160,424            5,504,061            5,772,974            2,707,866            2,435,611               3,740,452
$        10.33       $         9.50       $        10.19      $          9.15       $         3.66        $           7.17
          0.63                 0.58                 0.62                 0.56                 0.22                    0.44
--------------       --------------       --------------      ---------------       --------------        ----------------
$        10.96       $        10.08       $        10.81      $          9.71       $         3.88        $           7.61
==============       ==============       ==============      ===============       ==============        ================

$   91,664,340       $   69,318,523       $   54,303,058      $    12,637,430       $    6,547,192        $      4,555,161
     8,867,019            7,387,556            5,529,982            1,401,658            1,829,912                 642,890
$        10.34       $         9.38       $         9.82      $          9.02       $         3.58        $           7.09
==============       ==============       ==============      ===============       ==============        ================

                 See accompanying Notes to Financial Statements.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                    MUTUAL FUNDS

46   STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED APRIL 30,2003 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                                                                               CASH RESERVES        BOND          HIGH INCOME
                                                                                   FUND             FUND             FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends ...............................................................    $          --    $          --    $      11,265
  Interest ................................................................          238,466        3,196,114        1,695,641
    Less:Foreign taxes withheld ...........................................               --               --               --
Securities lending income .................................................               --           13,833            6,273
                                                                               -------------    -------------    -------------
    Total investment income ...............................................          238,466        3,209,947        1,713,179
                                                                               -------------    -------------    -------------
EXPENSES:
Management fees ...........................................................           65,661          328,692          104,232
Administration and transfer agent fees ....................................           46,249          151,296           60,365
Registration expenses .....................................................           12,423           21,633           11,223
Custodian and accounting fees .............................................           10,429           28,579           34,934
Professional fees .........................................................            3,582            5,859            5,764
Reports to shareholder expense ............................................            3,752           14,070            4,039
Trustees' fees ............................................................              634            2,458              689
Distribution fees - Class B ...............................................           62,615          238,802           62,828
Shareholder servicing fees - Class A ......................................               --           84,745           26,435
Shareholder servicing fees - Class B ......................................               --           79,601           20,942
Amortization of organization and offering costs ...........................            1,337            1,337            1,337
Other expenses ............................................................            1,054            3,042            1,067
                                                                               -------------    -------------    -------------
  Total expenses before reimbursement .....................................          207,736          960,114          333,855
  Less reimbursement ......................................................          (54,925)        (129,666)         (81,516)
                                                                               -------------    -------------    -------------
  Total expenses net of reimbursement/waiver ..............................          152,811          830,448          252,339
                                                                               -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ..............................................           85,655        2,379,499        1,460,840
                                                                               -------------    -------------    -------------
NET UNREALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) on investments (including net realized gain
   on foreign currency related transactions) ..............................               --          966,938         (812,172)
  Net change in unrealized appreciation (depreciation) on investments
    (including a net unrealized appreciation (depreciation) on foreign
    currency related transactions) ........................................               --        1,350,196        4,188,424
                                                                               -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS ...........................................................               --        2,317,134        3,376,252
                                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS ..........................................................    $      85,655    $   4,696,633    $   4,837,092
                                                                               =============    =============    =============

                See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

-------------------------------------------------------------------------------------------------------------------------------
    BALANCED            GROWTH AND               CAPITAL              MID-CAP              MULTI-CAP        INTERNATIONAL STOCK
     FUND               INCOME FUND         APPRECIATION FUND          FUND               GROWTH FUND              FUND
-------------------------------------------------------------------------------------------------------------------------------
$        879,550      $      1,492,609      $        700,617      $        286,830      $         61,625      $        397,711
       2,122,195                16,125                15,295                 8,384                 4,036                 2,375
          (6,586)               (7,368)                   --                    --                  (590)              (39,189)
           7,749                   305                 8,607                 6,986                   875                    --
----------------      ----------------      ----------------      ----------------      ----------------      ----------------
       3,002,908             1,501,671               724,519               302,200                65,946               360,897
----------------      ----------------      ----------------      ----------------      ----------------      ----------------

         522,249               338,925               412,957               168,579                53,492               157,665
         256,200               293,748               308,183                95,601                80,138                60,445
          19,931                16,897                19,900                13,080                12,710                11,064
          31,280                20,706                18,782                17,602                19,747                50,198
           6,368                 5,900                 4,202                 5,098                 4,673                 6,475
          18,343                14,606                13,095                 4,715                 1,724                 2,912
           3,074                 2,359                 2,101                   657                   287                   558
         335,637               260,821               201,289                45,039                22,847                16,806
          88,986                67,116                70,556                29,350                10,215                31,937
         111,879                86,941                67,096                15,014                 7,616                 5,602
           1,337                 1,337                 1,337                    --                    --                 1,337
           4,767                 4,062                 3,561                 1,133                   591                 1,213
----------------      ----------------      ----------------      ----------------      ----------------      ----------------
       1,400,051             1,113,418             1,123,059               395,868               214,040               346,212
        (180,608)             (236,370)             (261,040)             (102,397)             (105,608)              (89,155)
----------------      ----------------      ----------------      ----------------      ----------------      ----------------
       1,219,443               877,048               862,019               293,471               108,432               257,057
----------------      ----------------      ----------------      ----------------      ----------------      ----------------

       1,783,465               624,623              (137,500)                8,729               (42,486)              103,840
----------------      ----------------      ----------------      ----------------      ----------------      ----------------

      (3,697,839)           (9,483,999)          (13,274,614)           (1,251,058)             (650,702)           (1,362,367)

       6,284,102            11,112,632            19,291,061             3,238,458             1,352,290             2,217,480
----------------      ----------------      ----------------      ----------------      ----------------      ----------------

       2,586,263             1,628,633             6,016,447             1,987,400               701,588               855,113
----------------      ----------------      ----------------      ----------------      ----------------      ----------------

$      4,369,728      $      2,253,256      $      5,878,947      $      1,996,129      $        659,102      $        958,953
================      ================      ================      ================      ================      ================

                 See accompanying Notes to Financial Statements.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

48               STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         CASH RESERVES                           BOND
                                                                              FUND                               FUND
                                                                --------------------------------------------------------------------
                                                                SIX MONTHS ENDED                   SIX MONTHS ENDED
                                                                 APRIL 30,2003      YEAR ENDED      APRIL 30,2003      YEAR ENDED
                                                                  (UNAUDITED)     OCTOBER 31,2002    (UNAUDITED)     OCTOBER 31,2002
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF PERIOD ............................   $  34,123,598    $  21,079,081     $ 123,586,409     $  59,931,894
                                                                 -------------    -------------     -------------     -------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income ......................................          85,655          289,956         2,379,499         3,675,288
  Net realized gain (loss) ...................................              --              209           966,938          (196,277)
  Net change in unrealized appreciation (depreciation) .......              --               --         1,350,196           849,052
                                                                 -------------    -------------     -------------     -------------
  Net increase in net assets from operations .................          85,655          290,165         4,696,633         4,328,063
                                                                 -------------    -------------     -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A ..................................................         (72,262)        (216,708)       (1,387,066)       (2,039,552)
    Class B ..................................................         (13,393)         (92,098)       (1,063,947)       (1,671,380)
  Net realized gains
    Class A ..................................................              --               --                --                --
    Class B ..................................................              --               --                --                --
                                                                 -------------    -------------     -------------     -------------
    Total distributions ......................................         (85,655)        (308,806)       (2,451,013)       (3,710,932)
                                                                 -------------    -------------     -------------     -------------

CAPITAL SHARE TRANSACTIONS:
  CLASS A SHARES
    Shares sold ..............................................       3,876,230       21,190,375        17,249,941        41,332,553
    Issued to shareholders in reinvestment of distributions ..          71,550          210,661         1,146,625         1,786,879
    Shares redeemed ..........................................      (3,933,689)     (16,411,363)       (6,702,200)       (9,237,828)
                                                                 -------------    -------------     -------------     -------------
    Net increase from capital share transactions .............          14,091        4,989,673        11,694,366        33,881,604
                                                                 -------------    -------------     -------------     -------------

  CLASS B SHARES
    Shares sold ..............................................       3,975,160       16,212,551        13,719,679        36,680,612
    Issued to shareholders in reinvestment of distributions ..          11,971           82,151           979,569         1,538,634
    Shares redeemed ..........................................      (5,637,839)      (8,221,217)       (6,409,480)       (9,063,466)
                                                                 -------------    -------------     -------------     -------------
    Net increase (decrease) from capital share transactions ..      (1,650,708)       8,073,485         8,289,768        29,155,780
                                                                 -------------    -------------     -------------     -------------
Total increase (decrease) in net assets ......................      (1,636,617)      13,044,517        22,229,754        63,654,515
                                                                 -------------    -------------     -------------     -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...............   $  32,486,981    $  34,123,598     $ 145,816,163     $ 123,586,409
                                                                 =============    =============     =============     =============

(A) Undistributed (distribution in excess of) net
  investment income ..........................................   $       1,890    $       1,890     $     (29,927)    $      41,587
                                                                 =============    =============     =============     =============
OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
  CLASS A SHARES
    Shares sold ..............................................       3,876,230       21,190,375         1,684,603         4,124,743
    Issued to shareholders in reinvestment of distributions ..          71,550          210,661           111,609           178,267
    Shares redeemed ..........................................      (3,933,689)     (16,411,363)         (654,651)         (920,707)
                                                                 -------------    -------------     -------------     -------------
    Net increase in shares outstanding .......................          14,091        4,989,673         1,141,561         3,382,303
                                                                 -------------    -------------     -------------     -------------
  CLASS B SHARES
    Shares sold ..............................................       3,975,160       16,212,551         1,338,978         3,656,087
    Issued to shareholders in reinvestment of distributions ..          11,971           82,217            95,468           153,439
    Shares redeemed ..........................................      (5,637,839)      (8,221,217)         (627,025)         (904,228)
                                                                 -------------    -------------     -------------     -------------
    Net increase (decrease) in shares outstanding ............      (1,650,708)       8,073,551           807,421         2,905,298
                                                                 -------------    -------------     -------------     -------------

                 See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

------------------------------------------------------------------------------------------------------------------------------
              HIGH INCOME                                  BALANCED                               GROWTH AND INCOME
                 FUND                                        FUND                                        FUND
------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED                            SIX MONTHS ENDED                            SIX MONTHS ENDED
 APRIL 30,2003          YEAR ENDED           APRIL 30,2003          YEAR ENDED           APRIL 30,2003          YEAR ENDED
  (UNAUDITED)         OCTOBER 31,2002         (UNAUDITED)         OCTOBER 31,2002         (UNAUDITED)         OCTOBER 31,2002
------------------------------------------------------------------------------------------------------------------------------
$     33,615,728      $     26,001,418      $    161,291,500      $    153,890,837      $    126,224,262      $    153,046,513
----------------      ----------------      ----------------      ----------------      ----------------      ----------------

       1,460,840             2,400,832             1,783,465             3,616,846               624,623               712,175
        (812,172)           (2,514,369)           (3,697,839)           (5,425,164)           (9,483,999)          (11,682,629)
       4,188,424                12,505             6,284,102           (13,885,176)           11,112,632           (15,809,898)
----------------      ----------------      ----------------      ----------------      ----------------      ----------------
       4,837,092              (101,032)            4,369,728           (15,693,494)            2,253,256           (26,780,352)
----------------      ----------------      ----------------      ----------------      ----------------      ----------------

        (908,752)           (1,156,441)             (957,981)           (1,833,263)             (472,121)             (292,751)
        (652,582)           (1,234,221)             (864,544)           (1,789,041)             (174,442)              (85,177)

              --                    --                    --                (7,375)                   --                    --
              --                    --                    --               (10,923)                   --                    --
----------------      ----------------      ----------------      ----------------      ----------------      ----------------
      (1,561,334)           (2,390,662)           (1,822,525)           (3,640,602)             (646,563)             (377,928)
----------------      ----------------      ----------------      ----------------      ----------------      ----------------

       6,377,365             9,220,488             9,809,750            28,546,455             6,754,006            22,622,112
         614,605             1,013,855               945,730             1,805,389               453,629               281,776
      (1,255,096)           (1,945,016)           (8,321,419)          (13,512,339)           (9,490,728)          (13,557,494)
----------------      ----------------      ----------------      ----------------      ----------------      ----------------
       5,736,874             8,289,327             2,434,061            16,839,505            (2,283,093)            9,346,394
----------------      ----------------      ----------------      ----------------      ----------------      ----------------

       3,516,793             4,644,092             8,750,225            32,020,263             4,159,354            15,766,634
         508,903               948,007               846,451             1,750,062               170,360                80,479
      (1,984,448)           (3,775,422)          (10,240,388)          (23,875,071)           (8,270,928)          (24,857,478)
----------------      ----------------      ----------------      ----------------      ----------------      ----------------
       2,041,248             1,816,677              (643,712)            9,895,254            (3,941,214)           (9,010,365)
----------------      ----------------      ----------------      ----------------      ----------------      ----------------
      11,053,880             7,614,310             4,337,552             7,400,663            (4,617,614)          (26,822,251)
----------------      ----------------      ----------------      ----------------      ----------------      ----------------
$     44,669,608      $     33,615,728      $    165,629,052      $    161,291,500      $    121,606,648      $    126,224,262
================      ================      ================      ================      ================      ================
$         17,982      $        118,476      $         (9,765)     $         29,295      $        314,139      $        336,079
================      ================      ================      ================      ================      ================

         928,568             1,349,361               970,999             2,551,705               729,388             2,017,774
          89,594               145,994                93,364               164,546                48,407                23,066
        (183,463)             (283,678)             (829,589)           (1,270,860)           (1,024,143)           (1,315,343)
----------------      ----------------      ----------------      ----------------      ----------------      ----------------
         834,699             1,211,677               234,774             1,445,391              (246,348)              725,497
----------------      ----------------      ----------------      ----------------      ----------------      ----------------

         510,552               661,204               862,654             2,860,546               451,773             1,405,391
          74,062               135,975                83,488               159,002                18,339                 6,619
        (289,872)             (544,269)           (1,015,735)           (2,234,853)             (913,504)           (2,391,552)
----------------      ----------------      ----------------      ----------------      ----------------      ----------------
         294,742               252,910               (69,593)              784,695              (443,392)             (979,542)
----------------      ----------------      ----------------      ----------------      ----------------      ----------------

                 See accompanying Notes to Financial Statements.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

50               STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                      CAPITAL APPRECIATION                     MID-CAP
                                                                              FUND                               FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                   SIX MONTHS ENDED
                                                                 APRIL 30,2003      YEAR ENDED      APRIL 30,2003      YEAR ENDED
                                                                  (UNAUDITED)    OCTOBER 31, 2002    (UNAUDITED)    OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF PERIOD ............................   $ 110,464,831    $ 132,468,254     $  34,415,066     $  21,537,383
                                                                 -------------    -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ...............................        (137,500)        (763,829)            8,729           (22,710)
  Net realized loss ..........................................     (13,274,614)     (18,825,034)       (1,251,058)       (1,820,724)
  Net change in unrealized appreciation (depreciation) .......      19,291,061      (21,162,999)        3,238,458        (3,749,561)
                                                                 -------------    -------------     -------------     -------------
  Net decrease in net assets from operations .................       5,878,947      (40,751,862)        1,996,129        (5,592,995)
                                                                 -------------    -------------     -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A ..................................................              --               --                --           (13,146)
    Class B ..................................................              --               --                --                --
  Net realized gains
    Class A ..................................................              --         (257,737)               --              (673)
    Class B ..................................................              --         (310,070)               --              (289)
                                                                 -------------    -------------     -------------     -------------
    Total distributions ......................................              --         (567,807)               --           (14,108)
                                                                 -------------    -------------     -------------     -------------
CAPITAL STOCK TRANSACTIONS:
  CLASS A SHARES
    Shares sold ..............................................      14,910,824       29,009,832         2,381,652        13,525,603
    Issued to shareholders in reinvestment of distributions ..              --          239,042                --            12,087
    Shares redeemed ..........................................     (15,071,692)     (13,187,774)       (1,593,245)       (2,813,603)
                                                                 -------------    -------------     -------------     -------------
    Net increase (decrease) from capital stock transactions ..        (160,868)      16,061,100           788,407        10,724,087
                                                                 -------------    -------------     -------------     -------------
  CLASS B SHARES
    Shares sold ..............................................       3,505,405       19,895,760         1,485,132        10,185,948
    Issued to shareholders in reinvestment of distributions ..              --          300,902                --               284
    Shares redeemed ..........................................      (6,533,202)     (16,941,516)       (1,259,736)       (2,425,533)
                                                                 -------------    -------------     -------------     -------------
    Net increase from capital stock transactions .............      (3,027,797)       3,255,146           225,396         7,760,699
                                                                 -------------    -------------     -------------     -------------
Total increase (decrease) in net assets ......................       2,690,282      (22,003,423)        3,009,932        12,877,683
                                                                 -------------    -------------     -------------     -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...............   $ 113,155,113    $ 110,464,831     $  37,424,998     $  34,415,066
                                                                 =============    =============     =============     =============
(A) Undistributed (distribution in excess of) net
  investment income ..........................................   $    (137,500)   $          --     $       8,729     $          --
                                                                 =============    =============     =============     =============

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
  CLASS A SHARES
    Shares sold ..............................................       1,511,922        2,352,415           271,144         1,305,725
    Issued to shareholders in reinvestment of distributions ..              --           17,166                --             1,123
    Shares redeemed ..........................................      (1,539,392)      (1,237,319)         (185,714)         (303,588)
                                                                 -------------    -------------     -------------     -------------
    Net increase (decrease) in shares outstanding ............         (27,470)       1,132,262            85,430         1,003,260
                                                                 -------------    -------------     -------------     -------------
  CLASS B SHARES
    Shares sold ..............................................         370,070        1,623,969           170,750           981,301
    Issued to shareholders in reinvestment of distributions ..              --           22,155                --                27
    Shares redeemed ..........................................        (703,064)      (1,605,193)         (146,748)         (260,248)
                                                                 -------------    -------------     -------------     -------------
    Net increase in shares outstanding .......................        (332,994)          40,931            24,002           721,080
                                                                 -------------    -------------     -------------     -------------

                 See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

----------------------------------------------------------------------------------------
             MULTI-CAP GROWTH                              INTERNATIONAL STOCK
                  FUND                                            FUND
----------------------------------------------------------------------------------------
SIX MONTHS ENDED                                SIX MONTHS ENDED
 APRIL 30,2003              YEAR ENDED           APRIL 30,2003            YEAR ENDED
  (UNAUDITED)            OCTOBER 31,2002          (UNAUDITED)            OCTOBER 31,2002
----------------------------------------------------------------------------------------
$     13,965,505         $    20,165,733        $     30,322,989         $    30,615,597
----------------         ---------------        ----------------         ---------------

         (42,486)               (150,673)                103,840                 186,711
        (650,702)             (3,994,374)             (1,362,367)             (4,860,881)
       1,352,290               1,269,174               2,217,480               3,177,444
----------------         ---------------        ----------------         ---------------
         659,102              (2,875,873)                958,953              (1,496,726)
----------------         ---------------        ----------------         ---------------

              --                      --                (212,471)                     --
              --                      --                    (404)                     --

              --                      --                      --                      --
              --                      --                      --                      --
----------------         ---------------        ----------------         ---------------
              --                      --                (212,875)                     --
----------------         ---------------        ----------------         ---------------

       1,547,606               5,436,877                 662,136               2,504,106
              --                      --                 206,495                      --
        (934,925)             (9,428,205)               (411,007)             (1,390,593)
----------------         ---------------        ----------------         ---------------
         612,681              (3,991,328)                457,624               1,113,513
----------------         ---------------        ----------------         ---------------

       1,022,865               2,390,062                 399,555               1,157,084
              --                      --                     393                      --
        (789,317)             (1,723,089)               (550,662)             (1,066,479)
----------------         ---------------        ----------------         ---------------
         233,548                 666,973                (150,714)                 90,605
----------------         ---------------        ----------------         ---------------
       1,505,331              (6,200,228)              1,052,988                (292,608)
----------------         ---------------        ----------------         ---------------

$     15,470,836         $    13,965,505        $     31,375,977         $    30,322,989
================         ===============        ================         ===============

$        (42,486)        $            --        $        102,860         $       211,895
----------------         ---------------        ----------------         ---------------

         445,508               1,455,729                  95,410                 327,893
              --                      --                  29,122                      --
        (275,846)             (2,295,593)                (60,373)               (185,165)
----------------         ---------------        ----------------         ---------------
         169,662                (839,864)                 64,159                 142,728
----------------         ---------------        ----------------         ---------------

         299,823                 592,071                  57,957                 148,932
              --                      --                      56                      --
        (237,171)               (460,827)                (81,794)               (142,873)
----------------         ---------------        ----------------         ---------------
          62,652                 131,244                 (23,781)                  6,059
----------------         ---------------        ----------------         ---------------

                See accompanying Notes to Financial Statements.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

52     FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                                                   CASH RESERVES FUND
                                                            ------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED
                                                             04/30/03          YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                           (UNAUDITED)         10/31/2002      10/31/2001     10/31/2000
                                                           -----------         ----------      ----------     ----------
CLASS A

NET ASSET VALUE, Beginning of Period ...................     $  1.00            $   1.00         $  1.00        $ 1.00
                                                             -------            --------         -------        ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ..............................        0.00*               0.01            0.04          0.06
                                                             -------            --------         -------        ------
      Total from investment operations .................        0.00*               0.01            0.04          0.06
                                                             -------            --------         -------        ------
  LESS DISTRIBUTIONS:
    Distributions from net investment income ...........       (0.00)*             (0.01)          (0.04)        (0.06)
                                                             -------            --------         -------        ------
      Total distributions ..............................       (0.00)*            ( 0.01)          (0.04)        (0.06)
                                                             -------            --------         -------        ------
Net increase in net asset value ........................          --                  --              --            --
                                                             -------            --------         -------        ------
NET ASSET VALUE, End of Period .........................     $  1.00            $   1.00         $  1.00        $ 1.00
                                                             =======            ========         =======        ======
TOTAL RETURN+ ..........................................        0.45%(1)            1.57%           4.50%         5.77%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) ...................     $16,502            $ 16,487         $11,508        $5,104
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Advisor ..........        0.88%(2)            0.99%           1.25%         2.07%
  After reimbursement of expenses by Advisor ...........        0.55%(2)            0.55%           0.55%         0.55%
Ratios of net investment income to average net assets:

  After reimbursement of expenses by Advisor ...........        0.90%(2)            1.46%           3.96%         5.61%

CLASS B

NET ASSET VALUE, Beginning of Period ...................     $  1.00            $   1.00         $  1.00        $ 1.00
                                                             -------            --------         -------        ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ..............................        0.00*               0.01            0.04          0.05
                                                             -------            --------         -------        ------
      Total from investment operations .................        0.00*               0.01            0.04          0.05
                                                             -------            --------         -------        ------
  LESS DISTRIBUTIONS:
    Distributions from net investment income ...........       (0.00)*             (0.01)          (0.04)        (0.05)
                                                             -------            --------         -------        ------
      Total distributions ..............................       (0.00)*             (0.01)          (0.04)        (0.05)
                                                             -------            --------         -------        ------
Net increase in net asset value ........................          --                  --              --            --
                                                             -------            --------         -------        ------
NET ASSET VALUE, End of Period .........................     $  1.00            $   1.00         $  1.00        $ 1.00
                                                             =======            ========         =======        ======
TOTAL RETURN+ ..........................................        0.08%(1)            0.81%           3.72%         4.97%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) ...................     $15,985            $ 17,636         $ 9,571        $2,865
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Advisor ..........        1.63%(2)            1.74%           2.00%         2.82%
  After reimbursement of expenses by Advisor ...........        1.30%(2)**          1.30%           1.30%         1.30%
Ratios of net investment income (loss) to average
 net assets:
  After reimbursement of expenses by Advisor ...........        0.15%(2)**          0.71%           3.21%         4.86%

                                                               CASH RESERVES FUND
                                                            ---------------------------
                                                            YEAR ENDED     INCEPTION(A)
                                                            10/31/1999    TO 10/31/1998
                                                            ----------    -------------
CLASS A

NET ASSET VALUE, Beginning of Period ...................      $ 1.00          $ 1.00
                                                              ------          ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ..............................        0.05            0.04
                                                              ------          ------
      Total from investment operations .................        0.05            0.04
                                                              ------          ------
  LESS DISTRIBUTIONS:
    Distributions from net investment income ...........       (0.05)          (0.04)
                                                              ------          ------
      Total distributions ..............................       (0.05)          (0.04)
                                                              ------          ------
Net increase in net asset value ........................          --              --
                                                              ------          ------
NET ASSET VALUE, End of Period .........................      $ 1.00          $ 1.00
                                                              ======          ======
TOTAL RETURN+ ..........................................        4.60%           4.21%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) ...................      $4,481          $4,339
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Advisor ..........        2.63%           4.76%(2)
  After reimbursement of expenses by Advisor ...........        0.55%           0.55%(2)
Ratios of net investment income to average net assets:

  After reimbursement of expenses by Advisor ...........        4.41%           4.88%(2)

CLASS B

NET ASSET VALUE, Beginning of Period ...................      $ 1.00          $ 1.00
                                                              ------          ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ..............................        0.04            0.03
                                                              ------          ------
      Total from investment operations .................        0.04            0.03
                                                              ------          ------
  LESS DISTRIBUTIONS:
    Distributions from net investment income ...........       (0.04)          (0.03)
                                                              ------          ------
      Total distributions ..............................       (0.04)          (0.03)
                                                              ------          ------
Net increase in net asset value ........................          --              --
                                                              ------          ------
NET ASSET VALUE, End of Period .........................      $ 1.00          $ 1.00
                                                              ======          ======
TOTAL RETURN+ ..........................................        3.81%           3.50%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) ...................      $3,501          $  894
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Advisor ..........        3.38%           5.51%(2)
  After reimbursement of expenses by Advisor ...........        1.30%           1.30%(2)
Ratios of net investment income (loss) to average
 net assets:
  After reimbursement of expenses by Advisor ...........        3.92%           4.13%(2)

------------------------------------

(1)  Not annualized

(2)  Annualized

 +   Total return without applicable sales charge.

(a)  Fund commenced investment operations on December 29, 1997.

 *   Amounts represents less than $0.005 per share.

** During the period, the Investment Advisor agreed to waive certain distribution fee expenses specifically attributable to Class B Shares. These amounts are in addition to those required by the Fund's contractual expense limitations. Had these amounts not been waived, the ratios of expenses and net investment income, both after reimbursement, would have been 1.30% and 0.15%, respectively.

                See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

     FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING  53
                           THROUGHOUT EACH PERIOD

                                                                                            BOND FUND
                                                        ----------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED                                                         INCEPTION
                                                          04/30/03    YEAR ENDED     YEAR ENDED  YEAR ENDED  YEAR ENDED    (a) TO
                                                        (UNAUDITED)   10/31/2002     10/31/2001  10/31/2000  10/31/1999  10/31/1998
                                                        -----------   ----------     ----------  ----------  ----------  ----------
CLASS A

NET ASSET VALUE, Beginning of Period .................  $  10.17      $    10.23      $   9.57    $  9.74     $ 10.14    $ 10.00
                                                        --------      ----------      --------    -------     -------    -------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ............................      0.20            0.47          0.55       0.63        0.51       0.45
    Net realized and unrealized gain
        (loss) on investments ........................      0.19           (0.06)(c)      0.67      (0.17)      (0.35)      0.14
                                                        --------      ----------      --------    -------     -------    -------
      Total from investment operations ...............      0.39            0.41          1.22       0.46        0.16       0.59
                                                        --------      ----------      --------    -------     -------    -------
  LESS DISTRIBUTIONS:
    Distributions from net investment income .........     (0.21)          (0.47)        (0.56)     (0.63)      (0.51)     (0.45)
    Distributions from capital gains .................        --              --            --         --       (0.05)        --
                                                        --------      ----------      --------    -------     -------    -------
      Total distributions ............................     (0.21)          (0.47)        (0.56)     (0.63)      (0.56)     (0.45)
                                                        --------      ----------      --------    -------     -------    -------
Net increase (decrease) in net asset value ...........      0.18           (0.06)         0.66      (0.17)      (0.40)      0.14
                                                        --------      ----------      --------    -------     -------    -------
NET ASSET VALUE, End of Period .......................  $  10.35      $    10.17      $  10.23    $  9.57     $  9.74    $ 10.14
                                                        ========      ==========      ========    =======     =======    =======
TOTAL RETURN+ ........................................      3.85%(1)        4.21%        13.07%     4.89%        1.60%      6.08%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) .................  $ 75,934      $   63,069      $ 28,813    $ 13,279    $ 7,991    $ 4,797
Ratios of expenses to average net assets: ............
  Before reimbursement of expenses by Advisor ........      1.10%(2)        1.17%         1.28%      1.66%       2.02%      4.83%(2)
  After reimbursement of expenses by Advisor .........      0.90%(2)        0.90%         0.90%      0.90%       0.90%      0.60%(2)
Ratios of net investment income to average net assets:
  After reimbursement of expenses by Advisor .........      3.98%(2)        4.62%         5.53%      6.52%       5.18%      5.37%(2)
Portfolio Turnover ...................................        30%             90%          109%       366%        725%        95%

CLASS B

NET ASSET VALUE, Beginning of Period .................  $  10.18      $    10.24      $   9.58    $  9.75     $ 10.14    $ 10.00
                                                        --------      ----------      --------    -------     -------    -------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ............................      0.16            0.39          0.48       0.55        0.44       0.39
    Net realized and unrealized gain
        (loss) on investments ........................      0.18           (0.05)(c)      0.66      (0.17)      (0.35)      0.14
                                                        --------      ----------      --------    -------     -------    -------
      Total from investment operations ...............      0.34            0.34          1.14       0.38        0.09       0.53
                                                        --------      ----------      --------    -------     -------    -------
  LESS DISTRIBUTIONS:
    Distributions from net investment income .........     (0.17)          (0.40)        (0.48)     (0.55)      (0.44)     (0.39)
    Distributions from capital gains .................        --              --            --         --       (0.04)        --
                                                        --------      ----------      --------    -------     -------    -------
      Total distributions ............................     (0.17)          (0.40)        (0.48)     (0.55)      (0.48)     (0.39)
                                                        --------      ----------      --------    -------     -------    -------
Net increase (decrease) in net asset value ...........      0.17           (0.06)         0.66      (0.17)      (0.39)      0.14
                                                        --------      ----------      --------    -------     -------    -------
NET ASSET VALUE, End of Period .......................  $  10.35      $    10.18      $  10.24    $  9.58     $  9.75    $ 10.14
                                                        ========      ==========      ========    =======     =======    =======
TOTAL RETURN+ ........................................      3.36%(1)        3.44%        12.23%      4.10%       0.94%     5.36%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) .................  $ 69,883      $   60,517      $ 31,119    $ 10,982    $ 7,508    $ 2.225
Ratios of expenses to average net assets: ............
  Before reimbursement of expenses by Advisor ........      1.85%(2)        1.92%         2.03%      2.41%       2.77%      5.58%(2)
  After reimbursement of expenses by Advisor .........      1.65%(2)        1.65%         1.65%      1.65%       1.65%      1.35%(2)
Ratios of net investment income to average net assets:
  After reimbursement of expenses by Advisor .........      3.23%(2)        3.87%         4.78%      5.77%       4.58%      4.62%(2)
Portfolio Turnover ...................................        30%             90%          109%       366%        725%        95%

------------------
(1)  Not annualized

(2)  Annualized

 +   Total return without applicable sales charge.

(a)  Fund commenced investment operations on December 29, 1997.

(c) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

                See accompanying Notes to Financial Statements.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

    54  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                                                         HIGH INCOME FUND
                                                        ----------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED                                                         INCEPTION
                                                          04/30/03    YEAR ENDED     YEAR ENDED  YEAR ENDED  YEAR ENDED    (a) TO
                                                        (UNAUDITED)   10/31/2002     10/31/2001  10/31/2000  10/31/1999  10/31/1998
                                                        -----------   ----------     ----------  ----------  ----------  ----------
CLASS A

NET ASSET VALUE, Beginning of Period .................   $   6.57      $   7.13       $   8.02    $   8.88    $  8.85    $10.00
                                                         --------      --------       --------    --------    -------    ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ............................       0.27          0.58           0.74        0.81       0.80      0.61
    Net realized and unrealized gain
        (loss) on investments ........................       0.60         (0.55)         (0.88)      (0.86)      0.06     (1.15)
                                                         --------      --------       --------    --------    -------    ------
      Total from investment operations ...............       0.87          0.03          (0.14)      (0.05)      0.86     (0.54)
                                                         --------      --------       --------    --------    -------    ------
  LESS DISTRIBUTIONS:
    Distributions from net investment income .........      (0.29)        (0.59)         (0.75)      (0.81)     (0.80)    (0.61)
    Distributions from capital gains .................         --            --             --          --      (0.03)       --
                                                         --------      --------       --------    --------    -------    ------
      Total distributions ............................      (0.29)        (0.59)         (0.75)      (0.81)     (0.83)    (0.61)
                                                         --------      --------       --------    --------    -------    ------
Net increase (decrease) in net asset value ...........       0.58         (0.56)         (0.89)      (0.86)     (0.03)    (1.15)
                                                         --------      --------       --------    --------    -------    ------
NET ASSET VALUE, End of Period .......................   $   7.15      $   6.57       $   7.13    $   8.02    $  8.88    $ 8.85
                                                         ========      ========       ========    ========    =======    ======
TOTAL RETURN+ ........................................      13.50%(1)      0.33%         (1.94)%     (0.81)%     9.69%    (5.78)%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) .................   $ 25,621      $ 18,055       $ 10,939    $  8,394    $ 7,879    $6,045
Ratios of expenses to average net assets: ............
  Before reimbursement of expenses by Advisor ........       1.43%(2)      1.59%          1.68%       1.62%      1.97%     3.52%(2)
  After reimbursement of expenses by Advisor .........       1.00%(2)      1.00%          1.00%       1.00%      1.00%     1.00%(2)
Ratios of net investment income to average net assets:
  After reimbursement of expenses by Advisor .........       8.04%(2)      8.55%          9.75%       9.40%      8.72%     7.47%(2)
Portfolio Turnover ...................................         22%           47%            38%         41%        48%       56%

CLASS B

NET ASSET VALUE, Beginning of Period .................   $   6.59      $   7.14       $   8.04    $   8.90    $  8.85    $10.00
                                                         --------      --------       --------    --------    -------    ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ............................       0.24          0.54           0.69        0.75       0.74      0.55
    Net realized and unrealized gain
        (loss) on investments ........................       0.60         (0.55)         (0.89)      (0.86)      0.06     (1.15)
                                                         --------      --------       --------    --------    -------    ------
      Total from investment operations ...............       0.84         (0.01)         (0.20)      (0.11)      0.80     (0.60)
                                                         --------      --------       --------    --------    -------    ------
  LESS DISTRIBUTIONS:
    Distributions from net investment income .........      (0.26)        (0.54)         (0.70)      (0.75)     (0.74)    (0.55)
    Distributions from capital gains .................         --            --             --          --      (0.01)       --
                                                         --------      --------       --------    --------    -------    ------
      Total distributions ............................      (0.26)        (0.54)         (0.70)      (0.75)     (0.75)    (0.55)
                                                         --------      --------       --------    --------    -------    ------
Net increase (decrease) in net asset value ...........       0.58         (0.55)         (0.90)      (0.86)      0.05     (1.15)
                                                         --------      --------       --------    --------    -------    ------
NET ASSET VALUE, End of Period .......................   $   7.17      $   6.59       $   7.14    $   8.04    $  8.90    $ 8.85
                                                         ========      ========       ========    ========    =======    ======
TOTAL RETURN+ ........................................      13.05%(1)     (0.27)%        (2.77)%     (1.54)%     9.02%    (6.39)%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) .................   $ 19,049      $ 15,561       $ 15,063    $ 12,271    $ 9,399    $3,632
Ratios of expenses to average net assets: ............
  Before reimbursement of expenses by Advisor ........       2.18%(2)      2.34%          2.43%       2.37%      2.72%     4.27%(2)
  After reimbursement of expenses by Advisor .........       1.75%(2)      1.75%          1.75%       1.75%      1.75%     1.75%(2)
Ratios of net investment income to average net assets:
  After reimbursement of expenses by Advisor .........       7.29%(2)      7.80%          9.00%       8.65%      8.13%     6.72%(2)
Portfolio Turnover ...................................         22%           47%            38%         41%        48%       56%

------------------
(1)  Not annualized

(2)  Annualized

 +   Total return without applicable sales charge.

(a)  Fund commenced investment operations on December 29, 1997.

                See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

     FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING  55
                           THROUGHOUT EACH PERIOD

                                                                                          BALANCED FUND
                                                        ----------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED                                                         INCEPTION
                                                          04/30/03    YEAR ENDED     YEAR ENDED  YEAR ENDED  YEAR ENDED    (a) TO
                                                        (UNAUDITED)   10/31/2002     10/31/2001  10/31/2000  10/31/1999  10/31/1998
                                                        -----------   ----------     ----------  ----------  ----------  ----------
CLASS A

NET ASSET VALUE, Beginning of Period .................   $  10.16       $  11.28      $  12.65    $  12.05   $  10.68    $ 10.00
                                                         --------       --------      --------    --------   --------    -------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ............................       0.13           0.28          0.30        0.34       0.27       0.21
    Net realized and unrealized gain
        (loss) on investments ........................       0.17          (1.12)        (1.37)       0.69       1.38       0.68
                                                         --------       --------      --------    --------   --------    -------
      Total from investment operations ...............       0.30          (0.84)        (1.07)       1.03       1.65       0.89
                                                         --------       --------      --------    --------   --------    -------
  LESS DISTRIBUTIONS:
    Distributions from net investment income .........      (0.13)         (0.28)        (0.30)      (0.35)     (0.27)     (0.21)
    Distributions from capital gains .................         --          (0.00)*          --       (0.08)     (0.01)        --
                                                         --------       --------      --------    --------   --------    -------
      Total distributions ............................      (0.13)         (0.28)        (0.30)      (0.43)     (0.28)     (0.21)
                                                         --------       --------      --------    --------   --------    -------
Net increase (decrease) in net asset value ...........       0.17          (1.12)        (1.37)       0.60       1.37       0.68
                                                         --------       --------      --------    --------   --------    -------
NET ASSET VALUE, End of Period .......................   $  10.33       $  10.16      $  11.28    $  12.65   $  12.05    $ 10.68
                                                         ========       ========      ========    ========   ========    =======
TOTAL RETURN+ ........................................       3.03%(1)      (7.59)%       (8.54)%      8.67%     15.58%      8.92%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)  ................   $ 73,965       $ 70,389      $ 61,836    $ 27,088   $ 15,297    $15,670
Ratios of expenses to average net assets: ............
  Before reimbursement of expenses by Advisor ........       1.33%(2)       1.30%         1.35%       1.28%      1.47%      3.40%(2)
  After reimbursement of expenses by Advisor .........       1.10%(2)       1.10%         1.10%       1.10%      1.10%      1.10%(2)
Ratios of net investment income to average net assets:
  After reimbursement of expenses by Advisor .........       2.65%(2)       2.56%         2.55%       2.83%      2.36%      2.53%(2)
Portfolio Turnover ...................................         13%            48%           57%        187%       349%        60%

CLASS B

NET ASSET VALUE, Beginning of Period .................   $  10.17       $  11.29      $  12.66    $  12.05   $  10.68    $ 10.00
                                                         --------       --------      --------    --------   --------    -------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ............................       0.09           0.20          0.21        0.25       0.18       0.14
    Net realized and unrealized gain
        (loss) on investments ........................       0.18          (1.12)        (1.37)       0.69       1.38       0.68
                                                         --------       --------      --------    --------   --------    -------
      Total from investment operations ...............       0.27          (0.92)        (1.16)       0.94       1.56       0.82
                                                         --------       --------      --------    --------   --------    -------
  LESS DISTRIBUTIONS:
    Distributions from net investment income .........      (0.10)         (0.20)        (0.21)      (0.25)     (0.18)     (0.14)
    Distributions from capital gains .................         --          (0.00)*         --        (0.08)     (0.01)        --
                                                         --------       --------      --------    --------   --------    -------
      Total distributions ............................      (0.10)         (0.20)        (0.21)      (0.33)     (0.19)     (0.14)
                                                         --------       --------      --------    --------   --------    -------
Net increase (decrease) in net asset value ...........       0.17          (1.12)        (1.37)       0.61       1.37       0.68
                                                         --------       --------      --------    --------   --------    -------
NET ASSET VALUE, End of Period .......................   $   10.34      $   10.17     $  11.29    $  12.66   $  12.05    $ 10.68
                                                         =========      =========     ========    ========   ========    =======
TOTAL RETURN+ ........................................       2.65%(1)      (8.27)%       (9.22)%      7.93%     14.72%      8.24%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)  ................   $ 91,664       $ 90,903      $ 92,054    $ 63,669   $ 31,263    $ 7,440
Ratios of expenses to average net assets: ............
  Before reimbursement of expenses by Advisor ........       2.08%(2)       2.05%         2.10%       2.03%      2.22%      4.15%(2)
  After reimbursement of expenses by Advisor .........       1.85%(2)       1.85%         1.85%       1.85%      1.85%      1.85%(2)
Ratios of net investment income to average net assets:
  After reimbursement of expenses by Advisor .........       1.90%(2)       1.81%         1.80%       2.08%      1.62%      1.78%(2)
Portfolio Turnover ...................................         13%            48%           57%        187%       349%        60%

------------------
(1)  Not annualized

(2)  Annualized

 +   Total return without applicable sales charge.

(a)  Fund commenced investment operations on December 29, 1997.

 *   Amount represents less than $(0.005) per share.

                See accompanying Notes to Financial Statements.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

    56  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                                                   GROWTH AND INCOME FUND
                                                        ----------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED                                                         INCEPTION
                                                          04/30/03    YEAR ENDED     YEAR ENDED  YEAR ENDED  YEAR ENDED    (a) TO
                                                        (UNAUDITED)   10/31/2002     10/31/2001  10/31/2000  10/31/1999  10/31/1998
                                                        -----------   ----------     ----------  ----------  ----------  ----------
CLASS A

NET ASSET VALUE, Beginning of Period .................   $   9.37      $  11.14       $  14.06    $  13.21    $  10.88   $ 10.00
                                                         --------      --------       --------    --------    --------   -------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ............................       0.07(b)       0.10(b)        0.06        0.07(b)     0.09      0.07
    Net realized and unrealized gain
        (loss) on investments ........................       0.14         (1.82)         (2.92)        .84        2.33      0.89
                                                         --------      --------       --------    --------    --------   -------
      Total from investment operations ...............       0.21         (1.72)         (2.86)       0.91        2.42      0.96
                                                         --------      --------       --------    --------    --------   -------
  LESS DISTRIBUTIONS:
    Distributions from net investment income .........      (0.08)        (0.05)         (0.06)      (0.04)      (0.09)    (0.07)
    Distributions from capital gains .................         --            --             --       (0.02)         --        --
    Distributions in excess of net investment income .         --            --             --          --          --     (0.01)
                                                         --------      --------       --------    --------    --------   -------
      Total distributions ............................      (0.08)        (0.05)         (0.06)      (0.06)      (0.09)    (0.08)
                                                         --------      --------       --------    --------    --------   -------
Net increase (decrease) in net asset value ...........       0.13         (1.77)         (2.92)       0.85        2.33      0.88
                                                         --------      --------       --------    --------    --------   -------
NET ASSET VALUE, End of Period .......................   $   9.50      $   9.37       $  11.14    $  14.06    $  13.21   $ 10.88
                                                         ========      ========       ========    ========    ========   =======
TOTAL RETURN+ ........................................       2.26%(1)    (15.51)%       (20.42)%      6.90%      22.33%     9.75%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)  ................   $ 52,288      $ 53,896       $ 55,966    $ 46,994    $ 25,646   $11,169
Ratios of expenses to average net assets: ............
  Before reimbursement of expenses by Advisor ........       1.38%(2)      1.30%          1.29%       1.07%       1.25%     2.41%(2)
  After reimbursement of expenses by Advisor .........       1.00%(2)      1.00%          1.00%       1.00%       1.00%     1.00%(2)
Ratios of net investment income to average net assets:
  After reimbursement of expenses by Advisor .........       1.44%(2)      0.91%          0.60%       0.54%       0.60%     0.81%(2)
Portfolio Turnover ...................................         10%           18%            24%         14%         19%        5%

CLASS B

NET ASSET VALUE, Beginning of Period .................   $   9.24      $  11.02       $  13.96    $  13.18    $  10.88   $ 10.00
                                                         --------      --------       --------    --------    --------   -------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss) .....................       0.03(b)       0.02(b)       (0.02)      (0.03)(b)   (0.01)     0.01
    Net realized and unrealized gain
        (loss) on investments ........................       0.13         (1.79)         (2.92)       0.84        2.33      0.89
                                                         --------      --------       --------    --------    --------   -------
      Total from investment operations ...............       0.16         (1.77)         (2.94)       0.81        2.32      0.90
                                                         --------      --------       --------    --------    --------   -------
  LESS DISTRIBUTIONS:
    Distributions from net investment income .........      (0.02)        (0.01)            --       (0.01)         --     (0.01)
    Distributions from capital gains .................         --            --             --       (0.02)      (0.02)       --
    Distributions in excess of net investment income .         --            --             --          --          --     (0.01)
                                                         --------      --------       --------    --------    --------   -------
      Total distributions ............................      (0.02)        (0.01)            --       (0.03)      (0.02)    (0.02)
                                                         --------      --------       --------    --------    --------   -------
Net increase (decrease) in net asset value ...........       0.14         (1.78)         (2.94)       0.78        2.30      0.88
                                                         --------      --------       --------    --------    --------   -------
NET ASSET VALUE, End of Period .......................   $   9.38      $   9.24       $  11.02    $  13.96    $  13.18   $ 10.88
                                                         ========      ========       ========    ========    ========   =======
TOTAL RETURN+ ........................................       1.76%(1)    (16.09)%       (21.06)%      6.13%      21.32%     8.97%(2)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)  ................   $ 69,319      $ 72,329       $ 97,081    $106,762    $ 55,856   $14,408
Ratios of expenses to average net assets: ............
  Before reimbursement of expenses by Advisor ........       2.13%(2)      2.05%          2.04%       1.82%       2.00%     3.16%(2)
  After reimbursement of expenses by Advisor .........       1.75%(2)      1.75%          1.75%       1.75%       1.75%     1.75%(2)
Ratios of net investment income to average net assets:
  After reimbursement of expenses by Advisor .........       0.69%(2)      0.16%         (0.15)%     (0.21)%     (0.15)%    0.06%(2)
Portfolio Turnover ...................................         10%           18%            24%         14%         19%        5%

------------------
(1)  Not annualized

(2)  Annualized

 +   Total return without applicable sales charge.

(a)  Fund commenced investment operations on December 29, 1997.

(b)  Calculated based on average shares outstanding.

                See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

                 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL               57
                   INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                CAPITAL APPRECIATION FUND
                                                     -------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                                                             INCEPTION
                                                      04/30/03     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED      (a) TO
                                                     (UNAUDITED)   10/31/2002   10/31/2001   10/31/2000   10/31/1999    10/31/1998
                                                     -----------   ----------   ----------   ----------   ----------   -------------
CLASS A

NET ASSET VALUE, Beginning of Period ..............  $  9.63       $ 12.81      $ 16.44      $ 13.70      $ 11.04      $  10.00
                                                     -------       -------      -------      -------      ---------    --------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income .........................     0.01(b)      (0.02)(b)    (0.04)(b)    (0.03)(b)    (0.00)*        0.01
    Net realized and unrealized gain (loss) on
      investments .................................     0.55         (3.11)       (3.59)        2.78         2.68          1.04
                                                     -------       -------      -------      -------      -------      --------
      Total from investment operations ............     0.56         (3.13)       (3.63)        2.75         2.68          1.05
                                                     -------       -------      -------      -------      -------      --------
  LESS DISTRIBUTIONS:
    Distributions from net investment income ......       --            --           --           --           --            --
    Distributions from capital gains ..............       --         (0.05)          --        (0.01)       (0.02)           --
    Distributions in excess of net investment
      income ......................................       --            --           --           --           --         (0.01)
                                                     -------       -------      -------      -------      -------      --------
      Total distributions .........................       --         (0.05)          --        (0.01)       (0.02)        (0.01)
                                                     -------       -------      -------      -------      -------      --------
Net increase (decrease) in net asset value ........     0.56         (3.18)       (3.63)        2.74         2.66          1.04
                                                     -------       -------      -------      -------      -------      --------
NET ASSET VALUE, End of Period ....................  $ 10.19       $  9.63      $ 12.81      $ 16.44      $ 13.70      $  11.04
                                                     =======       =======      =======      =======      =======      ========
TOTAL RETURN+ .....................................     5.82%(1)    (24.54)%     (22.08)%      20.12%       24.29%        10.51%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) ..............  $58,852       $55,865      $59,801      $35,889      $13,262      $ 13,410
Ratios of expenses to average net assets: .........
  Before reimbursement of expenses by Advisor .....     1.68%(2)      1.58%        1.58%        1.37%        1.71%         3.28%(2)
  After reimbursement of expenses by Advisor ......     1.20%(2)      1.20%        1.20%        1.20%        1.20%         1.20%(2)
Ratios of net investment income to average net
  assets: .........................................
  After reimbursement of expenses by Advisor ......     0.12%(2)     (0.16)%      (0.30)%      (0.27)%      (0.05)%        0.11%(2)
Portfolio Turnover ................................       17%           25%          30%          18%          68%           10%

CLASS B

NET ASSET VALUE, Beginning of Period ..............  $  9.31       $ 12.48      $ 16.13      $ 13.54      $ 10.98      $  10.00
                                                     -------       -------      -------      -------      -------      --------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss ...........................    (0.03)(b)     (0.11)(b)    (0.15)(b)    (0.15)(b)    (0.12)        (0.02)
    Net realized and unrealized gain (loss) on
      investments .................................     0.54         (3.01)       (3.50)        2.75         2.68          1.01
                                                     -------       -------      -------      -------      -------      --------
      Total from investment operations ............     0.51         (3.12)       (3.65)        2.60         2.56          0.99
                                                     -------       -------      -------      -------      -------      --------
  LESS DISTRIBUTIONS:
    Distributions from net investment income ......       --            --           --           --           --            --
    Distributions from capital gains ..............       --         (0.05)          --        (0.01)          --            --
    Distributions in excess of net investment
      income ......................................       --            --           --           --           --         (0.01)
                                                     -------       -------      -------      -------      -------      --------
      Total distributions .........................       --         (0.05)          --        (0.01)          --         (0.01)
                                                     -------       -------      -------      -------      -------      --------
Net increase (decrease) in net asset value ........     0.51         (3.17)       (3.65)        2.59         2.56          0.98
                                                     -------       -------      -------      -------      ---------    --------
NET ASSET VALUE, End of Period ....................  $  9.82       $  9.31      $ 12.48      $ 16.13      $ 13.54      $  10.98
                                                     =======       =======      =======      =======      =======      ========
TOTAL RETURN+ .....................................     5.48%(1)    (25.12)%     (22.63)%      19.25%       23.32%         9.91%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) ..............  $54,303       $54,600      $72,667      $57,082      $23,563      $  7,025
Ratios of expenses to average net assets: .........
  Before reimbursement of expenses by Advisor .....     2.43%(2)      2.33%        2.33%        2.12%        2.46%         4.03%(2)
  After reimbursement of expenses by Advisor ......     1.95%(2)      1.95%        1.95%        1.95%        1.95%         1.95%(2)
Ratios of net investment income to average net
  assets: .........................................
  After reimbursement of expenses by Advisor ......    (0.63)%(2)    (0.91)%      (1.05)%      (1.02)%      (1.03)%       (0.64)%(2)
Portfolio Turnover ................................       17%           25%          30%          18%          68%           10%

---------------------------------
(1)  Not annualized

(2)  Annualized

 +   Total return without applicable sales charge.

(a)  Fund commenced investment operations on December 29, 1997.

(b)  Calculated based on average shares outstanding.

 *   Amount represents less than $(0.005) per share.

                 See accompanying Notes to Financial Statements.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

58               FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL
                   INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                 MID-CAP FUND
                                                                  -----------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED                       INCEPTION
                                                                    04/30/03    YEAR ENDED       (a) TO
                                                                  (UNAUDITED)   10/31/2002     10/31/2001
                                                                  -----------   ----------    -------------
CLASS A

Net Asset Value, Beginning Period ..............................  $  8.64       $   9.48      $  10.00
                                                                  -------       --------      --------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income(b) ...................................     0.03           0.02          0.00*
    Net realized and unrealized loss on investments ............     0.48          (0.85)        (0.52)
                                                                  -------       --------      --------
      Total from investment operations ........................      0.51          (0.83)        (0.52)
                                                                  -------       --------      --------
  LESS DISTRIBUTIONS:
    Distributions from net investment income ...................       --          (0.01)           --
    Distributions from capital gains ...........................       --          (0.00)*          --
                                                                  -------       --------      --------
      Total distributions ......................................       --          (0.01)           --
                                                                  -------       --------      --------
Net decrease in net asset value ................................     0.51          (0.84)        (0.52)
                                                                  -------       --------      --------
Net Asset Value, End of Period .................................  $  9.15       $   8.64      $   9.48
                                                                  =======       ========      ========
TOTAL RETURN+ ..................................................     5.90%(1)      (8.79)%       (5.20)%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) ...........................  $24,788       $ 22,650      $ 15,345
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Advisor ..................     1.98%(2)       1.97%         2.29%(2)
  After reimbursement of expenses by Advisor ...................     1.40%(2)       1.40%         1.40%(2)
Ratios of net investment income (loss) to average net assets:
  After reimbursement of expenses by Advisor ...................     0.30%(2)       0.18%         0.03%(2)
Portfolio Turnover .............................................       16%            31%           30%

CLASS B

Net Asset Value, Beginning Period ..............................  $  8.54       $   9.43      $  10.00
                                                                  -------       --------      --------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income(b) ...................................    (0.04)         (0.06)        (0.05)
    Net realized and unrealized loss on investments ............     0.52          (0.83)        (0.52)
                                                                  -------       --------      --------
      Total from investment operations .........................     0.48          (0.89)        (0.57)
                                                                  -------       --------      --------
  LESS DISTRIBUTIONS:
    Distributions from net investment income ...................       --             --            --
    Distributions from capital gains ...........................       --          (0.00)*          --
                                                                  -------       --------      --------
      Total distributions ......................................       --             --            --
                                                                  -------       --------      --------
Net decrease in net asset value ................................     0.48          (0.89)        (0.57)
                                                                  -------       --------      --------
Net Asset Value, End of Period .................................  $  9.02       $   8.54      $   9.43

TOTAL RETURN+ ..................................................     5.62%(1)      (9.43)%       (5.70)%(1)
                                                                  =======       ========      ========
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) ...........................  $12,637       $ 11,765      $  6,192
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Advisor ..................     2.73%(2)       2.72%         3.04%(2)
  After reimbursement of expenses by Advisor ...................     2.15%(2)       2.15%         2.15%(2)
Ratios of net investment income (loss) to average net assets:
  After reimbursement of expenses by Advisor ...................    (0.45)%(2)      0.57%        (0.72)%(2)
Portfolio Turnover .............................................       16%            31%           30%

--------------------------------------------
(1)  Not annualized

(2)  Annualized

 +   Total return without applicable sales charge.

(a)  Fund commenced investment operations on February 28, 2001.

(b)  Calculated based on average shares outstanding.

 *   Amount represents less than $0.005 per share.

                 See accompanying Notes to Financial Statements.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

                 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL               59
                   INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                   MULTI-CAP GROWTH FUND
                                                                  ------------------------------------------------------
                                                                  SIX MONTHS
                                                                     ENDED                                   INCEPTION
                                                                    04/30/03    YEAR ENDED    YEAR ENDED      (a) TO
                                                                  (UNAUDITED)   10/31/2002    10/31/2001    10/31/2000
                                                                  ----------    ----------    ----------   -------------
CLASS A

NET ASSET VALUE, Beginning of Period ...........................  $  3.49       $  4.27       $   7.87     $  10.00
                                                                  -------       -------       --------     --------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss ........................................    (0.01)(b)     (0.02)(b)      (0.02)       (0.02)(b)
    Net realized and unrealized loss on investments ............     0.18         (0.76)         (3.58)       (2.11)
                                                                  -------       -------       --------     --------
      Total from investment operations .........................     0.17         (0.78)         (3.60)       (2.13)
                                                                  -------       -------       --------     --------
Net decrease in net asset value ................................     0.17         (0.78)         (3.60)       (2.13)
                                                                  -------       -------       --------     --------
NET ASSETS VALUE, End of Period ................................  $  3.66       $  3.49       $   4.27     $   7.87
                                                                  =======       =======       ========     ========
TOTAL RETURN+ ..................................................     4.87%(1)    (18.27)%       (45.74)%     (21.30)%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) ...........................  $ 8,924       $ 7,915       $ 13,263     $ 20,731
Ratios of expenses to average net assets: ......................
  Before reimbursement of expenses by Advisor ..................     2.68%(2)      2.60%          2.36%        1.75%(2)
  After reimbursement of expenses by Advisor ...................     1.20%(2)      1.20%          1.20%        1.20%(2)
Ratios of net investment loss to average net assets: ...........
  After reimbursement of expenses by Advisor ...................    (0.28)%(2)    (0.55)%        (0.46)%      (0.42)%(2)
Portfolio Turnover .............................................       58%          214%           230%         151%

CLASS B

NET ASSET VALUE, Beginning of Period ...........................  $  3.42       $  4.22       $   7.83     $  10.00
                                                                  -------       -------       --------     --------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss ........................................    (0.02)(b)     (0.05)(b)      (0.07)       (0.06)(b)
    Net realized and unrealized loss on investments ............     0.18         (0.75)         (3.54)       (2.11)
                                                                  -------       -------       --------     --------
      Total from investment operations .........................     0.16         (0.80)         (3.61)       (2.17)
                                                                  -------       -------       --------     --------
Net decrease in net asset value ................................     0.16         (0.80)         (3.61)       (2.17)
                                                                  -------       -------       --------     --------
NET ASSETS VALUE, End of Period ................................  $  3.58       $  3.42       $   4.22     $   7.83
                                                                  =======       =======       ========     ========
TOTAL RETURN+ ..................................................     4.68%(1)    (18.96)%       (46.10)%     (21.70)%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) ...........................  $ 6,547       $ 6,050       $  6,902     $  8,666
Ratios of expenses to average net assets: ......................
  Before reimbursement of expenses by Advisor ..................     3.43%(2)      3.35%          3.11%        2.50%(2)
  After reimbursement of expenses by Advisor ...................     1.95%(2)      1.95%          1.95%        1.95%(2)
Ratios of net investment loss to average net assets: ...........
  After reimbursement of expenses by Advisor ...................    (1.03)%(2)    (1.30)%        (1.21)%      (1.17)%(2)
Portfolio Turnover .............................................       58%          214%           230%         151%

------------------------------
(1)  Not annualized

(2)  Annualized

 +   Total return without applicable sales charge.

(a)  Fund commenced investment operations on February 29, 2000.

(b)  Calculated based on average shares outstanding.

                 See accompanying Notes to Financial Statements.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

60               FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL
                   INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                                                            INTERNATIONAL STOCK FUND
                                                  ----------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                                                          INCEPTION
                                                   04/30/03    YEAR ENDED  YEAR ENDED  YEAR ENDED   YEAR ENDED      (a) TO
                                                  (UNAUDITED)  10/31/2002  10/31/2001  10/31/2000   10/31/1999    10/31/1998
                                                  -----------  ----------  ----------  ----------   ----------   -------------
CLASS A

NET ASSET VALUE, Beginning of Period ...........  $  7.00      $  7.31     $   9.55    $ 11.45      $   10.34    $   10.00
                                                  -------      -------     --------    -------      ---------    ---------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ......................     0.04(b)      0.07(b)      0.04       0.04(b)        0.14         0.08
    Net realized and unrealized gain (loss) on
      investments ..............................     0.19        (0.38)       (2.21)     (0.98)          1.56         0.27
                                                  -------      -------     --------    -------      ---------    ---------
      Total from investment operations .........     0.23        (0.31)       (2.17)     (0.94)          1.70         0.35
                                                  -------      -------     --------    -------      ---------    ---------
  LESS DISTRIBUTIONS:
    Distributions from net investment income ...    (0.06)          --        (0.07)     (0.14)         (0.14)       (0.01)
    Distributions from capital gains ...........       --           --           --      (0.82)         (0.45)          --
                                                  -------      -------     --------    -------      ---------    ---------
      Total distributions ......................    (0.06)          --        (0.07)     (0.96)         (0.59)       (0.01)
                                                  -------      -------     --------    -------      ---------    ---------
Net increase (decrease) in net asset value .....     0.17        (0.31)       (2.24)     (1.90)          1.11         0.34
                                                  -------      -------     --------    -------      ---------    ---------
NET ASSET VALUE, End of Period .................  $  7.17      $  7.00     $   7.31    $  9.55      $   11.45    $   10.34
                                                  =======      =======     ========    =======      =========    =========
TOTAL RETURN+ ..................................     3.26%(1)    (4.24)%     (22.88)%    (9.29)%        17.00%        3.60%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) ...........  $26,821      $25,732     $ 25,829    $32,071      $  33,214    $  27,656
Ratios of expenses to average net assets: ......
  Before reimbursement of expenses by Advisor ..     2.19%(2)     2.29%        2.14%      2.06%          2.18%        2.76%(2)
  After reimbursement of expenses by Advisor ...     1.60%(2)     1.60%        1.60%      1.60%          1.60%        1.60%(2)
Ratios of net investment income to average net
  assets: ......................................
  After reimbursement of expenses by Advisor ...     1.07%(2)     0.69%        0.45%      0.43%          1.30%        1.15%(2)
Portfolio Turnover .............................       13%          47%          86%       117%            57%          60%

CLASS B

NET ASSET VALUE, Beginning of Period ...........  $  6.89      $  7.25     $   9.48    $ 11.38      $   10.28    $   10.00
                                                  -------      -------     --------    -------      ---------    ---------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ......................     0.01(b)      0.02(b)     (0.02)     (0.03)(b)       0.05         0.03
    Net realized and unrealized gain (loss) on
      investments ..............................     0.19        (0.38)       (2.20)     (0.98)          1.56         0.26
                                                  -------      -------     --------    -------      ---------    ---------
      Total from investment operations .........     0.20        (0.36)       (2.22)     (1.01)          1.61         0.29
                                                  -------      -------     --------    -------      ---------    ---------
  LESS DISTRIBUTIONS:
    Distributions from net investment income ...    (0.00)*         --        (0.01)     (0.07)         (0.05)       (0.01)
    Distributions from capital gains ...........       --           --           --      (0.82)         (0.46)          --
                                                  -------      -------     --------    -------      ---------    ---------
      Total distributions ......................    (0.00)*         --        (0.01)     (0.89)         (0.51)       (0.01)
                                                  -------      -------     --------    -------      ---------    ---------
Net increase (decrease) in net asset value .....     0.20        (0.36)       (2.23)     (1.90)          1.10         0.28
                                                  -------      -------     --------    -------      ---------    ---------
NET ASSET VALUE, End of Period .................  $  7.09      $  6.89     $   7.25    $  9.48      $   11.38    $   10.28
                                                  =======      =======     ========    =======      =========    =========
TOTAL RETURN+ ..................................     2.91%(1)    (4.97)%     (23.48)%    (9.92)%        16.09%        2.90%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) ...........  $ 4,555      $ 4,591     $  4,787    $ 5,497      $   3,326    $   1,350
Ratios of expenses to average net assets: ......
  Before reimbursement of expenses by Advisor ..     2.94%(2)     3.04%        2.89%      2.81%          2.93%        3.51%(2)
  After reimbursement of expenses by Advisor ...     2.35%(2)     2.35%        2.35%      2.35%          2.35%        2.35%(2)
Ratios of net investment income to average net
  assets: ......................................
  After reimbursement of expenses by Advisor ...     0.32%(2)    (0.06)%      (0.30)%    (0.32)%         0.63%        0.40%(2)
Portfolio Turnover .............................       13%          47%          86%       117%            57%          60%

----------------------------------
(1)  Not annualized

(2)  Annualized

 +   Total return without applicable sales charge.

(a)  Fund commenced investment operations on December 29, 1997.

(b)  Calculated based on average shares outstanding.

 *   Amount represents less than $(0.005) per share.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                 61

1. ORGANIZATION

MEMBERS Mutual Funds, a Delaware Business Trust ("The Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company. As of the date of this report, the Trust offers nine Funds (individually, a "Fund," collectively, the "Funds") each with two classes of shares: Class A and Class B. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. Each class of shares represents an interest in the assets of the respective Fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees and its proportional share of fund level expenses, is subject to its own sales charges, if any, and has exclusive voting rights on matters pertaining to Rule 12b-l as it relates to that class. The accompanying financial statements include the Cash Reserves Fund, Bond Fund, High Income Fund, Balanced Fund, Growth and Income Fund, Capital Appreciation Fund, Mid-Cap Fund, Multi-Cap Growth Fund and International Stock Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Securities and other investments are valued as follows: (1) equity securities listed on an established exchange or over-the-counter are valued on the basis of market price, provided that a market quotation is readily available. (2) Fixed income securities and non-convertible preferred stocks are valued using readily available market quotations, if available. When exchange quotations are used, the latest quoted sale price is used. If an over-the-counter quotation is used, the last bid price will normally be used.
(3) Readily available market quotations will not be deemed available if an exchange quotation exists for a debt security, preferred stock, or security convertible into common stock, but it does not reflect the true value of the fund's holdings because sales have occurred infrequently, the market for the security is thin, or the size of the reported trade is considered not comparable to the fund's institutional size holdings. (4) When readily available market quotations are not available, the fund will use an independent pricing service which provides valuations for normal institutional size trading units of such securities. Such a service may utilize a matrix system which takes into account appropriate factors such as institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. (5) Options, stock index futures, interest rate futures, and related options which are traded on U.S. exchanges or boards of trade are valued at the closing price as of the close of the New York Stock Exchange. (6) forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts or dealers in such currencies. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) Reuters spot rate; (7) Investments in other mutual funds are valued at the net asset value per share (8) short-term instruments having maturities of 60 days or less will be valued at amortized cost. Short-term instruments having maturities of more than sixty (60) days will be valued at market values or values based on current interest rates. All other securities for which either quotations are not readily available, no other sales have occurred, or do not, in MEMBERS Capital Advisors' (the "Investment Advisor") opinion, reflect the current market value are appraised at their fair values as determined in good faith by and under the general supervision of the Board of Trustees.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date.

Federal Income Taxes: It is each Fund's intention to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes are recorded in the accompanying financial statements.

Expenses: Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets.

Classes: Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

62              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

Repurchase Agreements: Each Fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities.

Foreign Currency Transactions: The books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

         (1) market value of investment securities, assets and liabilities at the current rate of exchange; and

         (2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The High Income, Mid-Cap, Multi-Cap Growth and International Stock Funds report certain foreign currency-related transactions as components or realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: The Funds (other than Cash Reserves) may each purchase or sell forward foreign currency exchange contracts for defensive or hedging purposes when the Fund's Investment Advisor anticipates that the foreign currency will appreciate or depreciate in value. When entering into forward currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Funds' net assets, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, are included in the Statements of Assets and Liabilities. The Funds realize a gain or a loss at the time the forward currency exchange contracts are closed out or are offset by a matching contract. Realized and unrealized gains and losses are included in the Statements of Operations. At the period ended April 30, 2003, only the High Income Fund had open forward currency exchange contracts, which are presented in the Fund's Portfolio of Investments.

If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will be required to place cash or liquid high grade debt securities in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Fund's Investment Advisor.

Futures Contracts: The Funds (other than Cash Reserves) may purchase and sell futures contracts and purchase and write options on futures contracts. The funds will engage in futures contracts or related options transactions only for bona fide hedging purposes. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When a Fund enters into a futures contract, the Fund segregates in cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

               NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)           63

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates in cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. For the period ended April 30, 2003, only the Bond and Balanced Funds entered into such transactions, the market values of which are identified in the Fund's Portfolio of Investments.

3. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

The Trust has entered into an Investment Advisory Agreement with MEMBERS Capital Advisors, Inc. (the "Investment Advisor"). For its investment advisory services to the Funds, the Investment Advisor is entitled to receive a fee, which is calculated daily and paid monthly, at an annual rate based upon the following percentages of average daily net assets: 0.40% for the Cash Reserves Fund; 0.50% for the Bond Fund; 0.55% for the High Income Fund; 0.65% for the Balanced Fund; 0.55% for the Growth and Income Fund; 0.75% for the Capital Appreciation Fund; 0.95% for the Mid-Cap Fund, 0.75% for the Multi-Cap Growth Fund and 1.05% for the International Stock Fund. The Investment Advisor has entered into Subadvisor agreements for the management of the investments of the High Income Fund, the Mid-Cap Fund, the Multi-Cap Growth Fund, and the International Stock Fund. The Investment Advisor is solely responsible for the payment of all fees to the Subadvisors. The Subadvisors for these Funds are Massachusetts Financial Services Company for the High Income Fund, Wellington Management Company LLP for a portion of the Mid-Cap Fund and the entire Multi-Cap Growth Fund, and Lazard Asset Management for the International Stock Fund.

The Investment Advisor contractually agrees to waive a portion of its fees and to reimburse the Funds for certain expenses so that total expenses will not exceed certain expense limitations. The Investment Advisor has agreed to waive fees and/or reimburse expenses with respect to the Funds in order that total expenses will not exceed the following amounts:

         FUND                    CLASS A       CLASS B
         ----                    -------       -------
Cash Reserves Fund                0.55%         1.30%
Bond Fund                         0.90%         1.65%
High Income Fund                  1.00%         1.75%
Balanced Fund                     1.10%         1.85%
Growth and Income Fund            1.00%         1.75%
Capital Appreciation Fund         1.20%         1.95%
Mid-Cap Fund                      1.40%         2.15%
Multi-Cap Growth Fund             1.20%         1.95%
International Stock Fund          1.60%         2.35%

For the Period ended April 30, 2003, the Investment Advisor reimbursed expenses of $54,925 for the Cash Reserves Fund, $129,666 for the Bond Fund, $81,516 for the High Income Fund, $180,608 for the Balanced Fund, $236,370 for the Growth and Income Fund, $261,040 for the Capital Appreciation Fund, $102,397 for the Mid-Cap Fund, $105,608 for the Multi-Cap Growth Fund and $89,155 for the International Stock Fund.

Any reimbursements or fee reductions made by the Investment Advisor to a Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within its expense cap. Such payments must be made within three years, measured on a fiscal year basis, from when the reimbursement or fee reduction occurred. The amounts recoverable and their expiration dates are as follows:

                                 RECOVERY EXPIRING        RECOVERY EXPIRING           RECOVERY EXPIRING
          FUND                   OCTOBER 31, 2003         OCTOBER 31, 2004            OCTOBER 31, 2005
          ----                   ----------------         ----------------            ----------------
Cash Reserves Fund                   $ 73,959                 $ 90,801                    $ 114,473
Bond Fund                              79,335                  140,301                      234,662
High Income Fund                       72,153                  160,158                      174,043
Balanced Fund                          84,684                  298,079                      348,289
Growth and Income Fund                 70,368                  454,597                      473,218
Capital Appreciation Fund              64,827                  430,721                      533,959
Mid-Cap Fund                               --                   94,077                      189,165
Multi-Cap Growth Fund                  92,898                  278,988                      247,687
International Stock Fund              122,233                  187,608                      223,636

Through April 30, 2003, none of the Funds have made repayments to the Investment Advisor under the agreement.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

64              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

CUNA Brokerage Services, Inc. (CUNA Brokerage) serves as distributor of the Funds. The Trust adopted Distribution Plans (the "Plans") with respect to Trust's Class A and B shares pursuant to Rule 12b-l under the 1940 Act. Under the Plans, the Trust will pay service fees for Class A and Class B share at an aggregate annual rate of 0.25% of each Fund's daily net assets attributable to the respective class of shares for all Funds except the Cash Reserves Fund. The service fees are used to compensate selling brokers and others for providing personal and account maintenance services to shareholders. The Trust will also pay distribution fees for Class B shares at an aggregate annual rate of 0.75% of each Fund's daily net assets attributable to Class B. The distribution fees are used to reimburse CUNA Brokerage for its distribution expenses with respect to Class B only, including but not limited to: (1) initial and ongoing sales compensation to selling brokers and others engaged in the sale of Fund shares,
(2) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares, and (3) interest expenses on unreimbursed distribution expenses. For Class B of the Cash Reserves Fund, the Investment Advisor has voluntarily agreed to waive a portion of its distribution fees to offset instances whereby the Class's daily distribution amount would otherwise have been negative. These class specific waivers, which are in addition to its contractual limitation, amounted to $193 and are included within the reimbursement amount shown on the Statement of Operations. There is no assurance the Investment Advisor will continue to engage in this practice.

In addition to distribution fees, CUNA Brokerage received sales charges paid by the purchasers or redeemers of the Funds' shares. For the period ended April 30, 2003, sales charges received by CUNA Brokerage were as follows:

                                 AMOUNT PAID
                                 -----------
         FUND                      CLASS A        CLASS B
         ----                      -------        -------
Cash Reserves Fund                $  49,071      $ 105,947
Bond Fund                           280,543        125,579
High Income Fund                     70,852         23,486
Balanced Fund                       309,938        208,482
Growth and Income Fund              187,280        146,933
Capital Appreciation Fund           146,034        115,927
Mid-Cap Fund                         64,687         24,725
Multi-Cap Growth Fund                37,733         16,223
International Stock Fund             19,035         10,263

Certain officers and trustees of the Funds are also officers of the Investment Advisor. The Funds do not compensate their officers or affiliated trustees. The Trust pays each unaffiliated trustee $1,250 per Board of Trustees meeting attended.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to the Cash Reserves Fund and the Bond Fund, dividends from net investment income are declared daily and net realized gains from investment transactions, if any, are distributed to shareholders annually. The High Income Fund and Balanced Fund declare dividends from net investment income monthly and net realized gains from investment transactions, if any, are distributed to shareholders annually. The Growth and Income Fund, Capital Appreciation Fund, Mid-Cap Fund, Multi-Cap Growth Fund and the International Stock Fund declare dividends from net investment income annually and net realized gains from investment transactions, if any, are distributed to shareholders annually.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

5. SECURITIES TRANSACTIONS

For the period ended April 30, 2003, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

                                       U.S. GOVERNMENT                   OTHER INVESTMENT
                                         SECURITIES                         SECURITIES
                                ---------------------------          -------------------------
          FUND                  PURCHASES             SALES          PURCHASES           SALES
          ----                  ---------             -----          ---------           -----
Bond Fund                      $ 45,558,122       $ 24,857,708     $ 16,374,420     $ 14,325,497
High Income Fund                         --                 --       16,836,692        7,905,465
Balanced Fund                     6,355,533          5,834,197       17,915,422       14,948,381
Growth and Income Fund                   --                 --       11,816,663       21,960,852
Capital Appreciation Fund                --                 --       18,690,941       23,667,218
Mid-Cap Fund                             --                 --        6,560,207        5,615,964
Multi-Cap Growth Fund                    --                 --        8,592,215        7,938,109
International Stock Fund                 --                 --        3,947,698        3,832,380

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)            65

At April 30, 2003, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a book basis for each Fund were as follows:

          FUND                 APPRECIATION    DEPRECIATION             NET
          ----                 ------------    ------------             ---
Bond Fund                       $5,179,371      $   608,998        $  4,570,373
High Income Fund                 2,649,833        2,180,054             469,779
Balanced Fund                    6,912,620       22,384,923         (15,472,303)
Growth and Income Fund           4,593,685       29,457,257         (24,863,572)
Capital Appreciation Fund        6,653,675       22,314,878         (15,661,203)
Mid-Cap Fund                     2,685,489        4,550,937          (1,865,448)
Multi-Cap Growth Fund            1,394,832          547,221             847,611
International Stock Fund         3,600,647        4,339,328            (738,681)

6. FOREIGN SECURITIES

Each Fund may invest in foreign securities, although only the High Income Fund, Multi-Cap Growth Fund and International Stock Fund anticipate having significant investments in such securities. The International Stock Fund, High Income Fund and Multi-Cap Growth Fund may invest 100%, 50% and 25%, respectively, of their assets in foreign securities. No Fund will concentrate its investments in a particular foreign country.

Foreign securities means securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S. ("foreign issuers"), (2) issued by foreign governments or their agencies or instrumentalities (also "foreign issuers"), (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency ("non-dollar securities"). Foreign securities include ADRs, EDRs, GDRs and foreign money market securities.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes on economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

7. SECURITIES LENDING

The Funds, excluding the Cash Reserves Fund, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to the value of the securities, which is determined on a daily basis. At April 30, 2003 cash collateral received for Funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio, additionally non-cash collateral was also received. The value of all collateral is included within the Portfolio of Investments with an offsetting liability on the Statements of Assets and Liabilities.

Amounts earned as interest on investments of cash collateral, net of rebates and fees, are included in the Statements of Operations. The value of securities on loan at April 30, 2003 is as follows:

      FUND                       VALUE OF SECURITIES ON LOAN
      ----                       ---------------------------
Bond Fund                               $ 25,220,634
High Income Fund                           7,258,964
Balanced Fund                              9,371,612
Growth and Income Fund                     1,247,290
Capital Appreciation Fund                 11,452,453
Mid-Cap Fund                               2,826,726
Multi-Cap Growth Fund                        860,005

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could then experience delays and costs in recovering securities loaned or in gaining access to the collateral.

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

66              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

8. TAX INFORMATION

For federal income taxes purposes, the Funds listed below have capital loss carryovers as of October 31, 2002, which are available to offset future capital gains, if any:

                                    CARRYOVER          CARRYOVER           CARRYOVER            CARRYOVER            CARRYOVER
          FUND                  EXPIRING IN 2006    EXPIRING IN 2007    EXPIRING IN 2008     EXPIRING IN 2009     EXPIRING IN 2010
          ----                  ----------------    ----------------    ----------------     ----------------     ----------------
Bond Fund                           $      --          $       --          $  360,543           $        --         $    230,858
High Income Fund                       66,186             328,128             237,390             2,053,681            2,445,850
Balanced Fund                              --                  --                  --                    --            5,493,333
Growth and Income Fund                     --                  --           1,214,946             2,865,513           11,738,982
Capital Appreciation Fund                  --                  --                  --                    --           19,056,782
Mid-Cap Fund                               --                  --                  --                    --            1,801,181
Multi-Cap Growth Fund                      --                  --           6,443,167            10,391,144            5,728,147
International Stock Fund                   --                  --           1,887,109             3,985,467            4,881,331

9. FINANCIAL INSTRUMENTS

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves risk other than that reflected in the Statements of Assets and Liabilities. Risk associated with these instruments include potential for an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts and changes in the value of foreign currency relative to the U.S. dollar. The High Income Fund, Multi-Cap Growth Fund and International Stock Fund enter into these contracts primarily to protect these Funds from adverse currency movements.

10. CONCENTRATION OF RISK

The High Income Fund invests in securities offering high current income, which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its assets in high yield securities.

11. CAPITAL SHARES AND AFFILIATED OWNERSHIP

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Each Fund currently offers two classes of shares, Class A and Class B. At April 30, 2003, investments in the Funds by affiliates were as follows:

                                            CUNA MUTUAL             CUNA MUTUAL                 CUMIS             CUNA BROKERAGE
          FUND                CLASS   LIFE INSURANCE COMPANY     INSURANCE SOCIETY     INSURANCE SOCIETY, INC.    SERVICES, INC.
          ----                -----   ----------------------     -----------------     -----------------------    --------------
Cash Reserves Fund              A          $  1,844,007             $ 1,842,777             $         --            $        --
Bond Fund                       A             2,075,059               2,073,676                       --                     --
High Income Fund                A             5,724,373                      --                       --                     --
Balanced Fund                   A            10,417,166                      --                4,534,600              1,127,939
Growth and Income Fund          A             1,657,418               1,928,922                2,657,548                     --
Capital Appreciation Fund       A             9,847,984               1,353,795                       --                     --
Mid-Cap Fund                    A             9,155,775                      --                       --                     --
Mid-Cap Fund                    B                   902                      --                       --                     --
International Stock Fund        A             2,512,896               4,187,323               14,959,599                     --

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

                             TRUSTEES AND OFFICERS                            67

                                                                                                          NUMBER OF
                                                                                                          PORTFOLIOS       OTHER
                                   POSITION(S)                                                             OVERSEEN       OUTSIDE
     NAME, ADDRESS AND              HELD WITH       LENGTH OF             PRINCIPAL OCCUPATION              IN FUND      DIRECTOR-
      YEAR OF BIRTH                 THE FUND        SERVICE(1)           DURING PAST FIVE YEARS             COMPLEX      SHIPS(5)
------------------------------------------------------------------------------------------------------------------------------------
Michael S. Daubs(2)(3)             Trustee          1997 -       CUNA Mutual Insurance Society                19             --
5910 Mineral Point Road            (Chairman)       Present      Chief Officer - Investments,
Madison, WI 53705                                                1990 - Present
Year of Birth: 1943
                                                                 MEMBERS Capital Advisors, Inc.
                                                                 President,
                                                                 1982 - Present

                                                                 CUNA Mutual Life Insurance Company
                                                                 Chief Officer - Investments,
                                                                 1973 - Present
------------------------------------------------------------------------------------------------------------------------------------
Lawrence R. Halverson(2)(4)        Trustee,         1997 -       MEMBERS Capital Advisors, Inc.               19             --
5910 Mineral Point Road            President        Present      Senior Vice President - Equities
Madison, WI 53705                  and Principal                 1996 - Present
Year of Birth: 1945                Executive
                                   Officer                       CUNA Brokerage Services, Inc.
                                                                 President,
                                                                 1996 - 1998
------------------------------------------------------------------------------------------------------------------------------------
Mary E. Hoffmann(2)                Treasurer        1998 -       MEMBERS Capital Advisors, Inc.               19             --
5910 Mineral Point Road                             Present      Assistant Vice President - Product
Madison, WI 53705                                                Operations and Finance,
Year of Birth: 1970                                              2001 - Present

                                                                 Product Operations and Finance
                                                                 Manager,
                                                                 1998 - 2001

                                                                 CUNA Mutual Insurance Society
                                                                 Investment Accounting Supervisor,
                                                                 1996 - 1998
------------------------------------------------------------------------------------------------------------------------------------
Holly S. Baggot(2)                 Secretary        1999 -       MEMBERS Capital Advisors, Inc.                9             --
5910 Mineral Point Road            and              Present      Senior Manager - Product and Fund
Madison, WI 53705                  Assistant                     Operations, 2001 - Present
Year of Birth: 1960                Treasurer
                                                                 Operations & Administration Manager
                                                                 1998 - 2001
------------------------------------------------------------------------------------------------------------------------------------
Dan Owens(2)                       Assistant        2000 -       MEMBERS Capital Advisors, Inc.               19             --
5910 Mineral Point Road            Treasurer        Present      Senior Manager - Portfolio Operations,
Madison, WI 53705                                                2001 - Present
Year of Birth: 1966
                                                                 Investment Operations Manager,
                                                                 1999 - 2001

                                                                 AmerUS Capital Management
                                                                 Manager, Investment Accounting -
                                                                 Reporting, 1998 - 1999

                                                                 AmerUs Life Holdings, Inc.
                                                                 Senior Investment Accountant,
                                                                 1994 - 1998

                                                                  [MEMBERS LOGO]

SEMIANNUAL REPORT APRIL 30, 2003                                  MUTUAL FUNDS

68                        TRUSTEES AND OFFICERS (CONTINUED)

                                                                                                          NUMBER OF
                                                                                                          PORTFOLIOS       OTHER
                                   POSITION(S)                                                             OVERSEEN       OUTSIDE
     NAME, ADDRESS AND              HELD WITH       LENGTH OF             PRINCIPAL OCCUPATION              IN FUND      DIRECTOR-
      YEAR OF BIRTH                 THE FUND        SERVICE(1)           DURING PAST FIVE YEARS             COMPLEX      SHIPS(5)
------------------------------------------------------------------------------------------------------------------------------------
Gwendolyn M. Boeke                 Trustee          1997 -       Wartburg Theological Seminary                19             --
2000 Heritage Way                                   Present      Development Association,
Waverly, IA 50677                                                Development Associate,
Year of Birth: 1934                                              1997 - Present

                                                                 Evangelical Lutheran Church in America
                                                                 Foundation (Chicago, Illinois)
                                                                 Regional Director, 1990 - Present

                                                                 Wartburg College
                                                                 Director, 1986 - 2001
------------------------------------------------------------------------------------------------------------------------------------
Alfred L. Disrud                   Trustee          1997 -       Planned Giving Services                      19             --
2000 Heritage Way                                   Present      (Waverly, Iowa)
Waverly, IA 50677                                                Owner, 1986 - Present
Year of Birth: 1921
------------------------------------------------------------------------------------------------------------------------------------
Thomas C. Watt                     Trustee          1997 -       Vision Development Services, Inc.            19         Wells Fargo
2000 Heritage Way                                   Present      Consultant,                                             Bank,
Waverly, IA 50677                                                1997 - Present                                          Community
Year of Birth: 1936                                                                                                      Director,
                                                                 MidAmerica Energy Company                               1985 -
                                                                 (Waterloo, Iowa)                                        Present
                                                                 Manager, Business Initiatives,
                                                                 1987 - 1999

(l) The board of trustees and officers of the Fund do not currently have term limitations.

(2) "Interested person" as defined in the 1940 Act.

(3) Mr. Daubs is considered an "interested" trustee because of the position he holds with the investment advisor of the trust.

(4) Mr. Halverson is considered an "interested" trustee because of the position he holds with the investment advisor of the trust.

(5) Include only directorships with companies that:

         (a) have a class of securities registered with the SEC under the Securities Exchange Act, section 12; or

         (b) are subject to the requirements of section 15(d) of the Securities Exchange Act; or

         (c)      are registered as an investment adviser.

[MEMBERS LOGO]

MUTUAL FUNDS                                    SEMIANNUAL REPORT APRIL 30, 2003

                                 [MEMBERS LOGO]

                                  MUTUAL FUNDS

                             MEMBERS(R) Mutual Funds
                              Post Office Box 8390
                             Boston, MA 02266-8390
                                1 (800) 877-6089
                              www.membersfunds.com

                                 Distributed by:

                          CUNA Brokerage Services, Inc.
                       Office of Supervisory Jurisdiction
                               2000 Heritage Way
                             Waverly, IA 50677-9202
                                1 (866) 512-6109

                                Member NASD/SIPC

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT FEDERALLY INSURED, INVOLVE INVESTMENT RISK, MAY LOSE VALUE AND ARE NOT OBLIGATIONS OF OR GUARANTEED BY THE CREDIT UNION.

For more complete information about MEMBERS Mutual Funds, including charges and expenses, request a prospectus from your registered representative or from MEMBERS Mutual Funds, Post Office Box 8390, Boston, MA 02266-8390. Read the prospectus carefully before you invest or send money.

4460-P1053(0403)

                                                           (C) CUNA Mutual Group

ITEM 2. CODE OF ETHICS.

(a)      Not required in this semi-annual report filed on Form N-CSR.

(c)      Not applicable.

(d)      Not applicable.

(e)      Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in this semi-annual report filed on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in this semi-annual report filed on Form N-CSR.

ITEMS 5 - 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

         (a) Each of the Trust's President and Treasurer has concluded, upon conducting an evaluation of the Trust's disclosure controls and procedures ("DCPs"), as such term is defined in Rule 30a-2(c) under the Act, which such evaluation was made as of a date (the "Evaluation Date") within 90 days of the filing of this Report on Form N-CSR, that the Trust's DCPs are sufficiently effective as of the Evaluation

                  Date so as to ensure that material information relating to the Trust is made known to us by others within the Trust, particularly during the period in which this report on Form N-CSR was prepared.

         (b) There have been no significant changes in the Trust's internal controls or in other factors that could significantly affect those controls subsequent to the Evaluation Date. In addition, there have been no corrective actions undertaken with respect to the Trust with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Certifications of the President and Treasurer of the registrant.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS MUTUAL FUNDS

BY: /s/ Lawrence R. Halverson
    -------------------------
        Lawrence R. Halverson
        President

DATE: June 19, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Lawrence R. Halverson
    -------------------------
        Lawrence R. Halverson
        President, MEMBERS Mutual Funds

DATE: June 19, 2003

By: /s/ Mary E. Hoffmann
    --------------------
        Mary E. Hoffmann
        Treasurer, MEMBERS Mutual Funds

Date: June 19, 2003

                                  EXHIBIT INDEX

Exhibit 10(b)(i) - Certification of Lawrence C. Halverson, President, MEMBERS Mutual Funds

Exhibit 10(b)(ii) - Certification of Mary E. Hoffman, Treasurer, MEMBERS Mutual Funds